                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number:  3235-0570

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                                                       hours per response:  5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-05426
                                   ---------------------------------------------


                              AIM Investment Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919
                                                   -----------------------------


Date of fiscal year end:      10/31
                         -------------------

Date of reporting period:     10/31/03
                         -------------------

                                                     AIM DEVELOPING MARKETS FUND
                                Annual Report to Shareholders o October 31, 2003






                                  [COVER IMAGE]






YOUR GOALS. OUR SOLUTIONS.              [AIM INVESTMENTS LOGO APPEARS HERE]
   --Servicemark--                              --Servicemark--

================================================================================
AIM DEVELOPING MARKETS FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL WITH A SECONDARY INVESTMENT OBJECTIVE OF INCOME.
================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information      fund's small asset base, any investment    o Industry classifications used in this
presented is as of 10/31/03 and is based    the fund may make in IPOs may              report are generally according to the
on total net assets.                        significantly affect the fund's total      Global Industry Classification Standard,
                                            return. As the fund's assets grow, the     which was developed by and is the
o AIM Developing Markets Fund's             impact of IPO investments will decline,    exclusive property and a service mark of
performance figures are historical, and     which may reduce the effect of IPO         Morgan Stanley Capital International
they reflect fund expenses, the             investments on the fund's total return.    Inc. and Standard & Poor's.
reinvestment of distributions, and
changes in net asset value.                 o International investing presents         o The unmanaged MSCI Emerging Markets
                                            certain risks not associated with          Free Index is a group of securities from
o When sales charges are included in        investing solely in the United States.     emerging markets tracked by Morgan
performance figures, Class A share          These include risks relating to            Stanley Capital International. A "free"
performance reflects the maximum 4.75%      fluctuations in the value of the U.S.      index represents investable
sales charge, and Class B and Class C       dollar relative to the values of other     opportunities for global investors,
share performance reflects the              currencies, the custody arrangements       taking into account the local market
applicable contingent deferred sales        made for the fund's foreign holdings,      restrictions on share ownership by
charge (CDSC) for the period involved.      differences in accounting, political       foreign investors.
The CDSC on Class B shares declines from    risks and the lesser degree of public
5% beginning at the time of purchase to     information required to be provided by     o Theo unmanaged Lipper Emerging Markets
0% at the beginning of the seventh year.    non-U.S. companies.                        Fund Index represents an average of the
The CDSC on Class C shares is 1% for the                                               30 largest emerging markets funds
first year after purchase. The              o The fund invests in higher-yielding,     tracked by Lipper, Inc., an independent
performance of the fund's share classes     lower-rated corporate bonds, commonly      mutual fund performance monitor.
will differ due to different sales          known as junk bonds, which have a
charge structures and class expenses.       greater risk of price fluctuation and      o The unmanaged Standard & Poor's
                                            loss of principal and income than do       Composite Index of 500 Stocks (the S&P
o Had the advisor not waived fees and/or    U.S. government securities such as U.S.    500--Registered Trademark--) is an index
reimbursed expenses, returns would have     Treasury bills, notes and bonds, for       of common stocks frequently used as a
been lower.                                 which principal and any applicable         general measure of U.S. stock market
                                            interest are guaranteed by the             performance.
o A 2% redemption fee will be imposed on    government if held to maturity.
certain redemptions or exchanges out of                                                o A direct investment cannot be made in
the fund within 30 days of purchase.        o Investing in small and mid-size          an index. Unless otherwise indicated,
Exceptions to the redemption fee are        companies may involve risks not            index results include reinvested
listed in the fund's prospectus.            associated with investing in more          dividends, and they do not reflect sales
                                            established companies. Also, small         charges. Performance of an index of
o Effective 9/30/03, Class B shares are     companies may have business risk,          funds reflects fund expenses;
not available as an investment for          significant stock price fluctuations       performance of a market index does not.
retirement plans maintained pursuant to     and illiquidity.
Section 401 of the Internal Revenue                                                    A description of the policies and
Code, including 401(k) plans, money         o Investing in emerging markets involves   procedures that the fund uses to
purchase pension plans and profit           greater risk and potential reward than     determine how to vote proxies relating
sharing plans. Plans that have existing     investing in more established markets.     to portfolio securities is available
accounts invested in Class B shares will                                               without charge, upon request, by calling
continue to be allowed to make              o The fund is nondiversified, which may    800-959-4246, or on the AIM Web site,
additional purchases.                       increase risks as well as potential        AIMinvestments.com.
                                            rewards.
o The fund may participate in the
initial public offering (IPO) market in     o The fund's investment return and
some market cycles. Because of the          principal value will fluctuate, so an
                                            investor's shares, when redeemed, may be
                                            worth more or less than their original
                                            cost.









=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE           This report may be distributed only to shareholders
                                                                or to persons who have received a current prospectus of
=====================================================           the fund.

AIMinvestments.com

TO OUR SHAREHOLDERS


                    DEAR FELLOW SHAREHOLDER IN                  new policies and strengthened existing ones--to discourage
                    THE AIM FAMILY OF FUNDS                     harmful short-term trading. These steps include:
                    --Registered Trademark--:

                    As you may be aware, there has been a           o   Strengthening daily monitoring of trading activities.
[PHOTO OF           great deal of media coverage recently
ROBERT H.           about the mutual fund industry and              o   Imposing redemption fees on additional funds we
GRAHAM]             allegations of improper activities by               believe may be vulnerable to harmful short-term
                    certain individuals and companies. As               trading activity.
ROBERT H. GRAHAM    part of these widespread investigations,
                    INVESCO Funds Group (IFG), the former           o   Implementing an enhanced exchange policy (effective
[PHOTO OF           adviser to certain INVESCO Funds, was               on or about March 1, 2004) designed to limit
MARK H.             recently named as a defendant in separate           exchanges between funds.
WILLIAMSON]         civil enforcement actions by the U.S.
                    Securities and Exchange Commission (SEC),       o   Employing an enhanced fair value pricing policy on
MARK H. WILLIAMSON  the Office of the New York Attorney                 certain foreign securities as well as certain
                    General and the State of Colorado over              illiquid securities.
an issue known as "market timing." A number of private class
or derivative actions also were filed in the wake of the            None of these tools alone, nor all of them taken
regulators' actions.                                            together, eliminate the possibility of short-term trading
                                                                strategies that may be detrimental to a fund. Moreover, each
    Investors are understandably concerned and frustrated       of these tools involves judgments that are inherently
about these reports, and we would like to take this             subjective. We have always sought and continue to seek to
opportunity to assure you that, based on an investigation       make these judgments to the best of our abilities and in a
conducted by an outside firm, IFG and its parent company,       manner that we believe is consistent with the best interests
AMVESCAP PLC, believe that these civil actions are without      of our fund shareholders. And we remain committed to being as
merit. IFG is contesting the charges.                           vigilant as possible in the future to identify and address any harmful market timing investors who have the potential to
    We encourage you to continue to monitor this situation,     harm our long-term fund shareholders.
particularly as IFG has the opportunity to address the
allegations that have been made. Current information will be        We sincerely hope these developments and the media
posted on our Web site at AIMinvestments.com. We will           coverage surrounding them do not result in you or other
continue to communicate to you on our Web site about our        shareholders losing confidence in AIM or INVESCO Funds.
finding, and the actions we are taking to protect and promote   Amidst this storm of controversy in the mutual fund industry,
the interests of our shareholders. The independent trustees     we believe we can find encouragement in the recovering
of the funds are receiving regular reports from their           economy and rising equity markets. As we write this letter,
independent counsel and outside counsel hired by AMVESCAP       for instance, the S&P 500 --Registered Trademark Index is up
PLC, the parent of AIM and IFG, to perform an ongoing           approximately 23% year-to-date. Although past performance is
investigation of market timing.                                 no guarantee of future results, there appear to be indicators that the economy and stock markets are showing signs of welcomed
A COMPLEX ISSUE                                                 improvement. We encourage you to read the enclosed discussion of your fund's performance during this past reporting period.
Market timing is an investment technique not defined in any
regulation that involves frequent short-term trading of         OUR UNWAVERING COMMITMENT
mutual fund shares, sometimes with a goal to exploit
inefficiencies in the way mutual funds price their shares. We   At AIM Investments, we have never wavered in our commitment
recognize that fund management companies have tried to deal     to helping you build solutions for your financial goals. Our
with this complex issue in various ways and believe that        company was founded on a core principle of integrity, and we
industry-wide guidance is in order. To that end, we welcome     have always worked hard to earn the trust of our
SEC Chairman William Donaldson's pledge to adopt new rules      shareholders. We are committed to doing all we can to
designed to curb market timing abuses. Comprehensive            maintain your trust and confidence.
rulemaking is necessary and is the best way to establish new
industry responsibilities designed to protect shareholders.         Thank you for your continued participation in AIM
We support practical rule changes and structural                Investments. Please call your financial advisor or one of our
modifications that are fair, enforceable and, most              Client Service representatives at 800-959-4246 if you have
importantly, beneficial for investors.                          any further questions or concerns about your AIM Investments account.
    AIM Investments has policies in place designed to
identify, prevent and eliminate harmful trading or other
activities deemed to be detrimental to the funds. We have       Sincerely,
also recently taken additional steps--implemented

                                                                /S/ ROBERT H. GRAHAM                /S/ MARK H. WILLIAMSON
                                                                Robert H. Graham                    Mark H. Williamson
                                                                Chairman and President              President and CEO
                                                                The AIM Family of Funds             AIM Investments
                                                                --Registered Trademark--

                                                                December 18, 2003

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FUND POSTS DOUBLE-DIGIT RETURNS AMID STRONG
EMERGING MARKET ENVIRONMENT

AIM Developing Markets Fund posted          for emerging market stocks, however,       SARS have almost fully recovered. Along
double-digit returns for the reporting      varied considerably by region.             with the increase in tourism, industrial
period ended October 31, 2003. For the                                                 production and exports began to rise
fiscal year covered by this report, the         Despite external shocks, such as the   across the region in the third quarter,
fund's Class A, Class B, and Class C        outbreak of SARS (severe acute             after weakening during the prior quarter.
shares returned 50.93%, 50.15%, and         respiratory syndrome) and weak global      For instance, in Singapore, exports of
50.07%, respectively, at net asset value.   economic conditions earlier in the year,   electronics and biomedical products rose
                                            Asian economies posted some of the         significantly in the third quarter,
    Over the same time period, the fund     strongest economic growth rates in the     increasing the city-state's gross
outperformed its benchmark, the MSCI        world. Indeed, an October 2003 statement   domestic product significantly from the
Emerging Markets Free Index, which          by the World Bank suggested that the       prior quarter.
returned 48.74%. The fund also posted a     slowdown in emerging Asian economies
higher return than its peer group, the      early in 2003 was less than feared and         The improvement in many areas of the
Lipper Emerging Markets Fund Index, which   the Bank expects overall Asian growth to   global economy was evident in Latin
returned 48.37% for the fiscal year.        reach 5% in 2003.                          American and Eastern European markets and
                                                                                       economies. In Latin America, the
MARKET CONDITIONS                               Of course, there continues to be a     International Monetary Fund recently
                                            wide variance in economic growth amid      reported that they believe a tentative
During the fiscal year, emerging market     Asian economies. China continues to be     recovery seems to be emerging on the back
stock indexes posted some of the best       the growth engine for the region,          of strong exports, though domestic demand
returns in the world, significantly         bolstered by the strength of its exports   remains relatively weak. And despite a
outperforming stock indexes from            and domestic consumption. In fact, there   fall in Russian equity prices late in
developed nations, particularly the U.S.    is evidence that policy makers are now     October amid controversy over Russia's
This outperformance was especially          focusing on means to prevent overheating   largest oil company's chief executive
prevalent in the third quarter when         in the areas of real estate and            officer, Russian markets still produced
emerging market stocks recorded an          infrastructure.                            double-digit returns for the fiscal year.
average return of 14.15%, while U.S.
stocks, as represented by the S&P 500           Beyond China, activity in other parts      On the currency front, the South
Index, returned an average of 2.65%.        of Asia picked up in the third quarter of  Korean won and South African rand
Market returns and economic growth          2003. The slump in tourism appears to be   appreciated significantly against the
                                            over as international arrivals to          U.S. dollar during the reporting period,
                                            countries most affected by                 while the Mexican peso depreciated.


TOTAL RETURNS 10/31/02-10/31/03

        [BAR CHART]

AIM Developing Markets Fund
Class A shares
at NAV                           50.93%
MSCI Emerging Markets
Free Index                       48.74%

Performance comparisons for other share
classes can be found in the Fund vs.
Index table on the opposite page.

Source: Lipper, Inc.


=================================================================================================================
TOP 10 COUNTRIES*                               TOP 10 HOLDINGS*

 1. South Korea              18.5%               1. Taiwan Semiconductor
                                                    Manufacturing Co. Ltd.-Equity
 2. Taiwan                   17.9                   Participation Ctfs. (Taiwan)            4.4%

 3. Russia                    6.4                2. Anglo American PLC
                                                    (United Kingdom)                        3.0
 4. Brazil                    6.1
                                                 3. Samsung Electronic Co., Ltd.-GDR
 5. India                     5.3                   REGS (South Korea)                      2.6

 6. Mexico                    5.3                4. Hana Bank (South Korea)                 2.5

 7. Hong Kong                 4.5                5. Mobile Telesystems-ADR (Russia)         2.3

 8. China                     3.9                6. LUKOIL ADR (Russia)                     2.2

 9. South Africa              3.8                7. Genting Berhad (Malaysia)               1.9

10. Thailand                  3.3                8. Teva Pharmaceutical Industries
                                                    Ltd.-ADR (Israel)                       1.8

                                                 9. Kookmin Bank-ADR (South Korea)          1.7

                                                10. Infosys Technologies, Ltd.-ADR (India)  1.6

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
=================================================================================================================

YOUR FUND

Stocks in the telecommunication services    tanker and bulk shipping company and                    SHUXIN CAO
and information technology sectors          Denway Motors, a company that                           Mr. Cao, Chartered Financial
contributed the most to fund performance    manufactures Honda Accords in China.        [PHOTO OF   Analyst, is manager of AIM
during the fiscal year, while stocks in                                                 SHUXIN      Developing Markets Fund.
the utilities and consumer staples              We reduced our exposure to Mexico and   CAO]        He joined AIM in 1997. Mr.
sectors contributed the least.              Brazil. At the close of the fiscal year,                Cao graduated from Tianjin
                                            the fund was underweight in Latin                       Foreign Language Institute
    Taiwan Semiconductor, a long-time       American stocks versus its benchmark.       with a B.A. in English. He also received
holding for the fund, is an example of a    This proved beneficial to relative          an M.B.A. from Texas A&M University and
tech position that continued to benefit     performance as Latin America has            is a Certified Public Accountant.
performance. In a recent release, Taiwan    underperformed other emerging market
Semiconductor-- the world's largest         regions this year.                                      BORGE ENDRESSEN
independent semiconductor                                                                           Mr. Endresen, Chartered
foundry--announced that October 2003 net    IN CLOSING                                  [PHOTO OF   Financial Analyst, is
sales increased 33.3% on a year-over-                                                   BORGE       manager of AIM Developing
year basis.                                 Despite a number of negative factors,       ENDRESSEN   Markets Fund. Mr. Endressen
                                            including the SARS outbreak, emerging       PHOTO]      joined AIM in 1999. He
    Another stock that contributed to       markets posted the strongest returns of                 graduated summa cum laude
fund performance during the fiscal year     virtually any asset class during the                    from the University of
was Anglo American, a global mining and     fiscal year. Whether emerging market        Oregon with a B.S. in finance. He
natural resources company. In an interim    rallies are sustainable, however, remains   also earned an M.B.A. from The
release, the company reported headline      to be seen. At the close of the reporting   University of Texas at Austin.
earnings for the first half of 2003 of      period, emerging market stocks continued
$856 million, a 2% increase over the        to trade at a discount to many U.S.                     CLAS G. OLSSON
corresponding period in 2002. The company   stocks and yet the asset class remained                 Mr. Olsson is co-lead
attributed this increase in part, to        strong in the face of sometimes difficult               manager of AIM Developing
strong performance by its subsidary,        challenges.                                 [PHOTO OF   Markets Fund. Mr. Olsson
diamond company, De Beers.                                                              CLAS G.     joined AIM in 1994. Mr.
                                                  See important fund and index          OLSSON]     Olsson became a
    On a regional basis, we increased our        disclosures inside front cover.                    commissioned naval
exposure to Asian securities during the                                                 officer at the Royal Swedish Naval
reporting period by adding a number of                                                  Academy in 1988. He also received a
new stocks to the portfolio including                                                   B.B.A. from The University of Texas
China Shipping, an oil                                                                  at Austin.

                                                                                                    BARRETT K. SIDES
                                                                                                    Mr. Sides is co-lead
                                                                                                    manager of AIM Developing
                                                                                        [PHOTO OF   Markets Fund. He joined
                                                                                        BARRETT K.  AIM in 1990. Mr. Sides
                                                                                        SIDES]      graduated with a B.S. in
                                                                                                    economics from Bucknell
                                                                                        University. He also received a
                                                                                        master's in international business
                                                                                        from the University of St. Thomas.

                                                                                        Assisted by Asia Pacific Team and
                                                                                        Europe/Canada Team



FUND VS. INDEX
10/31/02-10/31/03 Total returns Excluding sales charges


================================================================================================
TOP 10 INDUSTRIES*                                          CLASS A SHARES                50.93%

 1. Diversified Banks                      14.5%            CLASS B SHARES                50.15

 2. Wireless Telecommunications                             CLASS C SHARES                50.07
    Services                                6.3
                                                            MSCI Emerging Markets Index   48.74
 3. Electronic Equipment Manufacturers      6.2
                                                            Source: Lipper, Inc.
 4. Semiconductors                          6.2
                                                            TOTAL NUMBER OF HOLDINGS*  112
 5. Integrated Oil & Gas                    5.3
                                                            TOTAL NET ASSETS  $243.7 MILLION
 6. Pharmaceuticals                         5.1

 7. Integrated Telecommunications
    Services                                4.2

 8. Diversified Metals & Mining             3.0

 9. Packaged Foods & Meats                  2.7

10. Automobile Manufacturers                2.4
================================================================================================



                                    [GRAPHIC]

                                                      For More Information Visit

                                                              AIMinvestments.com

FUND PERFORMANCE

RESULTS OF A $10,000 INVESTMENT
1/11/94-10/31/03*


                                [MOUNTAIN CHART]

                            DATE           AIM DEVELOPING MARKETS FUND          MSCI EMERGING
                                                 CLASS A SHARES                MARKETS FREE INDEX
                         1/11/1994                   9525                            10000
                           1/31/94                   9614                            10182
                           4/30/94                   7944                             8914
                           7/31/94                   8274                             9522
                          10/31/94                   9194                            10631
                           1/31/95                   7381                             8282
                           4/30/95                   7250                             8486
                           7/31/95                   7862                             9165
                          10/31/95                   7665                             8565
                           1/31/96                   8799                             9410
                           4/30/96                   9036                             9706
                           7/31/96                   9000                             9058
                          10/31/96                   9581                             9121
                           1/31/97                  10365                             9951
                           4/30/97                  10510                            10122
                           7/31/97                  11495                            11133
                          10/31/97                   9092                             8347
                           1/31/98                   8363                             7590
                           4/30/98                   9426                             8651
                           7/31/98                   7641                             6894
                          10/31/98                   5719                             5761
                           1/31/99                   5760                             6050
                           4/30/99                   7351                             7769
                           7/31/99                   7699                             8367
                          10/31/99                   7614                             8331
                           1/31/00                   9337                            10294
                           4/30/00                   8253                             9487
                           7/31/00                   7796                             8931
                          10/31/00                   6889                             7597
                           1/31/01                   7192                             8078
                           4/30/01                   6163                             7046
                           7/31/01                   5774                             6543
                          10/31/01                   4924                             5815
                           1/31/02                   6453                             7167
                           4/30/02                   6989                             7773
                           7/31/02                   5792                             6537
                          10/31/02                   5492                             6306
                           1/31/03                   5689                             6488
                           4/30/03                   5830                             6680
                           7/31/03                   6901                             8042
                          10/31/03                   8290                             9380

Source: Lipper, Inc.

*Index performance is for the period 12/31/93-10/31/03

Your fund's total return includes sales charges, expenses and management fees. The performance of the fund's share classes will differ due to different sales charge structures and class expenses. For fund performance calculations and indexes used in this report, please see the inside front cover. Performance shown in the chart and table does not reflect deduction of taxes a shareholder would pay on fund distributions or sale of fund shares. Performance of the indexes does not reflect the effects of taxes.

         This chart uses a logarithmic scale, which means the price scale (vertical axis) is structured so that a given distance always represents the same percent change in price, rather than the same absolute change in price. For example, the distance from one to 10 is the same as the distance from 10 to 100 on a logarithmic chart, but the latter distance is 10 times greater on a linear chart. A logarithmic scale better illustrates performance in the fund's early years before reinvested distributions and compounding create the potential for the original investment to grow to very large numbers.







================================================================================================================================
AVERAGE ANNUAL TOTAL RETURNS              Past performance cannot guarantee          In addition to fund returns as of the
                                          comparable future results. DUE TO          close of the fiscal year, industry
As of 10/31/03, including sales charges   SIGNIFICANT MARKET VOLATILITY, RESULTS OF  regulations require us to provide average
                                          AN INVESTMENT MADE TODAY MAY DIFFER        annual total returns (including sales
CLASS A SHARES                            SUBSTANTIALLY FROM THE HISTORICAL          charges) for periods ended 9/30/03, the
Inception (1/11/94)        -1.90%         PERFORMANCE SHOWN. CALL YOUR FINANCIAL     most recent calendar quarter-end, which
5 Years                     6.65          ADVISOR FOR MORE CURRENT PERFORMANCE.      were as follows.
1 Year                     43.72
                                                                                     AVERAGE ANNUAL TOTAL RETURNS
CLASS B SHARES
Inception (11/3/97)        -2.88%                                                    As of 9/30/03, including sales charges
5 Years                     6.75
1 Year                     45.15                                                     CLASS A SHARES
                                                                                     Inception (1/11/94)         -2.77%
CLASS C SHARES                                                                       5 Years                      5.97
Inception (3/1/99)          7.34%                                                    1 Year                      39.60
1 Year                     49.07
                                                                                     CLASS B SHARES
                                                                                     Inception (11/3/97)         -4.30%
                                                                                     5 Years                      6.08
                                                                                     1 Year                      40.79

                                                                                     CLASS C SHARES
                                                                                     Inception (3/1/99)           5.51%
                                                                                     1 Year                      44.71
================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2003

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-94.77%

ARGENTINA-0.00%

Banco Hipotecario S.A.-Wts., expiring
  02/02/04 (Diversified Banks) (Acquired
  01/28/99; Cost $30,850)(a)(b)(c)(d)                 617   $          0
========================================================================

BRAZIL-6.13%

Brasil Telecom Participacoes S.A.-Pfd.
  (Integrated Telecommunication Services)      238,771,000     1,745,073
------------------------------------------------------------------------
Companhia de Bebidas das Americas-ADR
  (Brewers)                                        81,000      1,717,200
------------------------------------------------------------------------
Companhia Siderurgica Nacional S.A. (Steel)    45,276,000      1,863,479
------------------------------------------------------------------------
Petroleo Brasileiro S.A.-ADR (Integrated Oil
  & Gas)                                          147,600      3,211,776
------------------------------------------------------------------------
Tele Centro Oeste Celular Participacoes
  S.A.-ADR (Wireless Telecommunication
  Services)                                       143,400      1,247,580
------------------------------------------------------------------------
Tele Norte Leste Participacoes S.A.-ADR
  (Integrated Telecommunication Services)         169,334      2,399,463
------------------------------------------------------------------------
Telesp Celular Participacoes S.A.-Pfd.
  (Wireless Telecommunication Services)             1,000              2
------------------------------------------------------------------------
Uniao de Bancos Brasileiros S.A.-ADR
  (Diversified Banks)                             124,216      2,746,416
========================================================================
                                                              14,930,989
========================================================================

CAYMAN ISLANDS-1.26%

Global Bio-chem Technology Group Co. Ltd.
  (Biotechnology)                               4,468,000      2,272,664
------------------------------------------------------------------------
Xinao Gas Holdings Ltd. (Gas Utilities)(e)      1,500,000        806,441
========================================================================
                                                               3,079,105
========================================================================

CHINA-3.90%

Anhui Conch Cement Co. Ltd.-Class H
  (Construction Materials)                        746,000        850,173
------------------------------------------------------------------------
China Petroleum and Chemical Corp. (Sinopec)-
  Class H (Integrated Oil & Gas)                7,366,000      2,442,496
------------------------------------------------------------------------
China Shipping Development Co. Ltd.-Class H
  (Marine)                                      1,418,000        931,261
------------------------------------------------------------------------
Lianhua Supermarket Holdings Ltd.-Class H
  (Food Retail)(e)                              1,045,000      1,022,716
------------------------------------------------------------------------
Tong Ren Tang Technologies Co. Ltd.
  (Pharmaceuticals)                               531,000      1,018,840
------------------------------------------------------------------------
Travelsky Technology Ltd.-Class H (Data
  Processing & Outsourced Services)               914,000        859,200
------------------------------------------------------------------------

------------------------------------------------------------------------
                                                               MARKET
                                                 SHARES        VALUE
CHINA-(CONTINUED)

Weiqiao Textile Co. Ltd.-Class H (Textiles)
  (Acquired 09/19/03-10/02/03; Cost
  $2,437,383)(a)(e)                             2,020,200   $  2,367,341
========================================================================
                                                               9,492,027
========================================================================

CZECH REPUBLIC-0.71%

Komercni Banka A.S.-GDR (Diversified Banks)        57,700      1,722,345
========================================================================

EGYPT-0.63%

Orascom Construction Industries (Construction
  & Engineering)                                  139,106      1,545,622
========================================================================

GREECE-0.44%

Coca-Cola Hellenic Bottling Co. S.A. (Soft
  Drinks)                                          55,000      1,061,488
========================================================================

HONG KONG-4.52%

Cathay Pacific Airways Ltd. (Airlines)            930,000      1,778,420
------------------------------------------------------------------------
China Merchants Holdings International Co.
  Ltd. (Industrial Conglomerates)               1,844,000      2,493,304
------------------------------------------------------------------------
CNOOC Ltd. (Oil & Gas Exploration &
  Production)                                     796,000      1,501,674
------------------------------------------------------------------------
COFCO International Ltd. (Packaged Foods &
  Meats)                                        3,356,000      2,074,379
------------------------------------------------------------------------
Denway Motors Ltd. (Automobile Manufacturers)   1,570,000      1,293,912
------------------------------------------------------------------------
Lee & Man Paper Manufacturing Ltd. (Metal &
  Glass Containers) (Acquired
  09/22/03-09/26/03; Cost $1,383,654)(a)(e)     2,528,500      1,872,215
========================================================================
                                                              11,013,904
========================================================================

HUNGARY-3.10%

Gedeon Richter Rt. (Pharmaceuticals)               24,400      2,495,886
------------------------------------------------------------------------
Magyar Tavkozlesi Rt (Integrated
  Telecommunication Services)                     269,600        965,212
------------------------------------------------------------------------
OTP Bank Rt. (Diversified Banks)                  146,500      1,785,235
------------------------------------------------------------------------
OTP Bank Rt.-GDR REGS (Diversified Banks)(e)       94,300      2,316,253
------------------------------------------------------------------------
Technoimpex (Multi-Sector Holdings) (Acquired
  11/22/90; Cost $2,989,406)(a)(b)(c)(e)            1,400              0
========================================================================
                                                               7,562,586
========================================================================

INDIA-5.34%

Dr. Reddy's Laboratories Ltd.-ADR
  (Pharmaceuticals)                                37,400        997,084
------------------------------------------------------------------------
HDFC Bank Ltd.-ADR (Diversified Banks)             81,761      2,116,792
------------------------------------------------------------------------
Infosys Technologies Ltd.-ADR (IT Consulting
  & Services)                                      47,500      4,018,975
------------------------------------------------------------------------
Ranbaxy Laboratories Ltd.-GDR
  (Pharmaceuticals) (Acquired 10/22/03; Cost
  $1,258,200)(a)(b)(c)                             54,000      1,239,300
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
INDIA-(CONTINUED)

Ranbaxy Laboratories Ltd.-GDR
  (Pharmaceuticals)                                48,000   $  1,101,600
------------------------------------------------------------------------
Tata Motors Ltd.-GDR (Automobile
  Manufacturers) (Acquired 10/22/03; Cost
  $662,580)(a)(b)(c)                               81,000        680,400
------------------------------------------------------------------------
Tata Motors Ltd.-GDR (Automobile
  Manufacturers)                                  339,000      2,847,600
========================================================================
                                                              13,001,751
========================================================================

INDONESIA-1.47%

PT Astra Agro Lestari TBK (Agricultural
  Products)                                     4,632,500        940,512
------------------------------------------------------------------------
PT Telekomunikasi Indonesia (Integrated
  Telecommunication Services)                   3,734,500      2,637,204
========================================================================
                                                               3,577,716
========================================================================

ISRAEL-2.82%

NICE Systems Ltd.-ADR (Communications
  Equipment)(e)                                    59,100      1,329,750
------------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd.
  (Pharmaceuticals)(e)                             18,500      1,188,625
------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                                76,600      4,357,774
========================================================================
                                                               6,876,149
========================================================================

LUXEMBOURG-0.64%

Tenaris S.A. (Oil & Gas Equipment & Services)           5             13
------------------------------------------------------------------------
Tenaris S.A.-ADR (Oil & Gas Equipment &
  Services)                                        57,368      1,560,410
========================================================================
                                                               1,560,423
========================================================================

MALAYSIA-2.79%

Genting Berhad (Casinos & Gaming)                 944,000      4,595,790
------------------------------------------------------------------------
IOI Corp. Berhad (Agricultural Products)        1,098,000      2,196,000
========================================================================
                                                               6,791,790
========================================================================

MEXICO-5.32%

Alfa, S.A.-Class A (Industrial Conglomerates)     802,000      2,288,933
------------------------------------------------------------------------
America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)           155,800      3,708,040
------------------------------------------------------------------------
Cemex S.A. de CV-Wts., expiring 12/21/04
  (Construction Materials) (Acquired
  12/16/99; Cost $7,704)(a)(b)(d)                  22,000         10,182
------------------------------------------------------------------------
Consorcio ARA, S.A. de C.V. (Homebuilding)(e)     473,300      1,294,547
------------------------------------------------------------------------
Grupo Financiero BanCrecer S.A. de
  C.V.-Series B (Other Diversified Financial
  Services)(e)                                          1              0
------------------------------------------------------------------------
Grupo Financiero Banorte S.A. de C.V.-Class O
  (Diversified Banks)                             492,000      1,607,332
------------------------------------------------------------------------
Grupo Financiero BBVA Bancomer, S.A. de C.V.-
  Class B (Diversified Banks)(e)                1,784,290      1,520,440
------------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                              31,628      1,225,585
------------------------------------------------------------------------

------------------------------------------------------------------------
                                                               MARKET
                                                 SHARES        VALUE
MEXICO-(CONTINUED)

Wal-Mart de Mexico S.A. de C.V.-Series C
  (Hypermarkets & Super Centers)                  500,000   $  1,306,774
========================================================================
                                                              12,961,833
========================================================================

PHILIPPINES-1.41%

Philippine Long Distance Telephone Co.
  (Integrated Telecommunication Services)(e)      174,000      2,402,708
------------------------------------------------------------------------
SM Prime Holdings (Real Estate Management &
  Development)                                  7,974,000      1,036,332
========================================================================
                                                               3,439,040
========================================================================

RUSSIA-6.40%

AO VimpelCom-ADR (Wireless Telecommunication
  Services)(e)                                     44,400      2,890,440
------------------------------------------------------------------------
LUKOIL-ADR (Integrated Oil & Gas)                  66,058      5,337,486
------------------------------------------------------------------------
Mobile Telesystems-ADR (Wireless
  Telecommunication Services)                      71,700      5,556,033
------------------------------------------------------------------------
YUKOS-ADR (Integrated Oil & Gas)                   39,936      1,805,107
========================================================================
                                                              15,589,066
========================================================================

SOUTH AFRICA-3.79%

Barloworld Ltd. (Industrial Conglomerates)        121,900      1,058,215
------------------------------------------------------------------------
Foschini Ltd. (Apparel Retail)                    430,400      1,102,773
------------------------------------------------------------------------
Gold Fields Ltd. (Gold)                           115,700      1,654,561
------------------------------------------------------------------------
Impala Platinum Holdings Ltd. (Precious
  Metals & Minerals)                               23,201      2,133,646
------------------------------------------------------------------------
Standard Bank Group Ltd. (Diversified Banks)      677,900      3,287,844
========================================================================
                                                               9,237,039
========================================================================

SOUTH KOREA-18.51%

Cheil Communications Inc. (Advertising)            11,500      1,408,957
------------------------------------------------------------------------
CJ Corp. (Packaged Foods & Meats)                  50,600      2,526,793
------------------------------------------------------------------------
Daewoo Shipbuilding & Marine Engineering Co.,
  Ltd. (Construction & Farm Machinery & Heavy
  Trucks)(e)                                      257,100      3,454,068
------------------------------------------------------------------------
Hana Bank (Diversified Banks)                     344,400      5,994,626
------------------------------------------------------------------------
Hankook Tire Co. Ltd. (Tires & Rubber)            452,400      3,123,032
------------------------------------------------------------------------
Hyundai Department Store Co., Ltd.
  (Department Stores)                             103,000      2,606,548
------------------------------------------------------------------------
Hyundai Motor Co., Ltd. (Automobile
  Manufacturers)                                   32,000      1,066,667
------------------------------------------------------------------------
Kook Soon Dang Brewery Co., Ltd. (Packaged
  Foods & Meats)                                  106,492      1,979,572
------------------------------------------------------------------------
Kookmin Bank-ADR (Diversified Banks)              115,583      4,247,675
------------------------------------------------------------------------
LG Chem Ltd. (Commodity Chemicals)                 21,800        874,947
------------------------------------------------------------------------
POSCO-ADR (Steel)                                 113,200      3,280,536
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
SOUTH KOREA-(CONTINUED)

Samsung Electronics Co., Ltd.-GDR REGS
  (Electronic Equipment Manufacturers)
  (Acquired 07/25/01-07/26/01; Cost
  $715,479)(a)(b)                                  24,200   $  2,400,640
------------------------------------------------------------------------
Samsung Electronics Co., Ltd.-GDR REGS
  (Electronic Equipment Manufacturers)
  (Acquired 11/03/00-08/29/01; Cost
  $2,632,053)(a)(b)                                32,023      6,404,600
------------------------------------------------------------------------
Samsung Electronics Co., Ltd.-Pfd.
  (Electronic Equipment Manufacturers)             11,300      2,243,769
------------------------------------------------------------------------
Shinsegae Co., Ltd. (Department Stores)             7,800      1,565,273
------------------------------------------------------------------------
SK Telecom Co., Ltd.-ADR (Wireless
  Telecommunication Services)                      98,492      1,930,443
========================================================================
                                                              45,108,146
========================================================================

TAIWAN-17.88%

Ambit Microsystems Corp. (Computer Storage &
  Peripherals)                                    513,000      1,406,101
------------------------------------------------------------------------
Asia Optical Co., Inc. (Photographic
  Products)                                       533,000      3,518,774
------------------------------------------------------------------------
AU Optronics Corp.-ADR (Electronic Equipment
  Manufacturers)                                  184,000      2,498,720
------------------------------------------------------------------------
Chinatrust Financial Holding Co. Ltd.
  (Diversified Banks)                           2,673,000      2,780,928
------------------------------------------------------------------------
Compal Electronics Inc. (Computer Hardware)       702,600      1,066,428
------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.
  (Electronic Equipment Manufacturers)            170,400        763,360
------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.-GDR REGS
  (Electronic Equipment Manufacturers)
  (Acquired 08/14/02-03/10/03; Cost
  $2,215,134)(a)(b)                               246,126      2,215,134
------------------------------------------------------------------------
Ichia Technologies, Inc. (Computer Storage &
  Peripherals)(e)                                 904,000      1,651,872
------------------------------------------------------------------------
Largan Precision Co., Ltd. (Photographic
  Products)                                        95,000      1,016,357
------------------------------------------------------------------------
MediaTek Inc. (Semiconductors)                    112,000      1,155,320
------------------------------------------------------------------------
MediaTek Inc.-Equity Participation Ctfs.,
  expiring 01/17/06 (Salomon Smith Barney
  Holdings Inc.) (Semiconductors) (Acquired
  03/10/03; Cost $718,332)(a)(e)                  125,636      1,295,935
------------------------------------------------------------------------
Merry Electronics Co., Ltd. (Electronic
  Equipment Manufacturers)                        556,000        901,267
------------------------------------------------------------------------
Novatek Microelectronics Corp., Ltd.
  (Semiconductors)                                605,650      1,909,948
------------------------------------------------------------------------
Oriental Union Chemical Corp. (Commodity
  Chemicals)                                    2,008,000      2,603,949
------------------------------------------------------------------------
Quanta Computer Inc. (Computer Hardware)          266,000        725,169
------------------------------------------------------------------------
Quanta Computer Inc.-Equity Participation
  Ctfs., expiring 01/08/04 (UBS A.G.)
  (Computer Hardware) (Acquired
  01/02/03-03/10/03; Cost $2,440,254)(a)        1,437,590      3,903,057
------------------------------------------------------------------------

------------------------------------------------------------------------
                                                               MARKET
                                                 SHARES        VALUE
TAIWAN-(CONTINUED)

Taiwan Semiconductor Manufacturing Co. Ltd.-
  Equity Participation Ctfs., expiring
  01/14/05 (ABN AMRO) (Semiconductors)
  (Acquired 01/02/03-03/10/03; Cost
  $6,485,393)(a)(e)                             5,437,862   $ 10,722,104
------------------------------------------------------------------------
Wan Hai Lines Ltd. (Marine)                     2,380,000      2,328,795
------------------------------------------------------------------------
Yang Ming Marine Transport (Marine)             1,112,000      1,114,294
========================================================================
                                                              43,577,512
========================================================================

THAILAND-3.32%

Bangkok Bank PCL-NVDR (Diversified
  Banks)(c)(e)                                  1,239,000      2,667,184
------------------------------------------------------------------------
Kasikornbank PCL (Diversified Banks)(e)         1,286,000      1,432,466
------------------------------------------------------------------------
Land & Houses PCL (Homebuilding)                3,708,000      1,253,016
------------------------------------------------------------------------
Siam Cement PCL (The) (Construction
  Materials)                                      272,000      1,538,723
------------------------------------------------------------------------
Siam Commercial Bank PCL (Diversified
  Banks)(e)                                     1,172,000      1,210,138
========================================================================
                                                               8,101,527
========================================================================

TURKEY-1.39%

Haci Omer Sabanci Holding A.S. (Multi-Sector
  Holdings)                                    481,759,257     2,012,741
------------------------------------------------------------------------
Koc Holding A.S. (Multi-Sector Holdings)(e)    99,958,800      1,380,832
========================================================================
                                                               3,393,573
========================================================================

UNITED KINGDOM-3.00%

Anglo American PLC (Diversified Metals &
  Mining)                                         359,300      7,320,465
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $165,128,894)                          230,944,096
========================================================================

                                               PRINCIPAL
                                                 AMOUNT
BONDS-0.00%

BRAZIL-0.00%

Companhia Vale Do Rio Doce, Non Conv. Bond
  (Diversified Metals & Mining) 0.00%,
  12/31/09 (Acquired 01/22/99; Cost
  $0)(a)(b)(c)(f)(g)    BRL                           276              0
========================================================================

                                                 SHARES

MONEY MARKET FUNDS-1.85%

STIC Liquid Assets Portfolio(h)                 2,260,107      2,260,107
------------------------------------------------------------------------
STIC Prime Portfolio(h)                         2,260,107      2,260,107
========================================================================
    Total Money Market Funds (Cost
      $4,520,214)                                              4,520,214
========================================================================
TOTAL INVESTMENTS-96.62% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $169,649,108)                235,464,310
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-5.48%

STIC Liquid Assets Portfolio(h)(i)              6,672,818   $  6,672,818
------------------------------------------------------------------------
STIC Prime Portfolio(h)(i)                      6,672,817      6,672,817
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $13,345,635)                                      13,345,635
========================================================================
TOTAL INVESTMENTS-102.10% (Cost $182,994,743)                248,809,945
========================================================================
OTHER ASSETS LESS LIABILITIES-(2.10%)                         (5,116,867)
========================================================================
NET ASSETS-100.00%                                          $243,693,078
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
BRL    - Brazilian Dollar
Conv.  - Convertible
Ctfs.  - Certificates
GDR    - Global Depositary Receipt
NVDR   - Non-voting Depository Receipt
Pfd.   - Preferred
REGS   - Regulation S
Wts.   - Warrants

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 10/31/03 was $33,110,908, which represented 13.59% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(b) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 10/31/03 was $12,950,256 which represented 5.31% of the Fund's net assets.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(e) Non-income producing security.
(f) Foreign denominated security. Par value is denominated in currency indicated.
(g) Zero coupon bond issued at a discount and acquired through a corporate action.
(h) The money market fund and the Fund are affiliated by having the same investment advisor.
(i) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

ASSETS:

Investments, at market value (cost
  $165,128,894)*                             $ 230,944,096
----------------------------------------------------------
Investments in affiliated money market
  funds (cost $17,865,849)                      17,865,849
----------------------------------------------------------
Foreign currencies, at value (cost
  $9,188,106)                                    9,200,549
----------------------------------------------------------
Receivables for:
  Investments sold                               1,752,363
----------------------------------------------------------
  Fund shares sold                                 245,213
----------------------------------------------------------
  Dividends                                        510,015
----------------------------------------------------------
  Amount due from advisor                            2,756
----------------------------------------------------------
Investment for deferred compensation plan            7,242
----------------------------------------------------------
Other assets                                        24,243
==========================================================
     Total assets                              260,552,326
__________________________________________________________
==========================================================


LIABILITIES:

Payables for:
  Investments purchased                            858,860
----------------------------------------------------------
  Fund shares reacquired                         1,809,655
----------------------------------------------------------
  Deferred compensation plan                         7,242
----------------------------------------------------------
  Collateral upon return of securities
     loaned                                     13,345,635
----------------------------------------------------------
Accrued distribution fees                          159,172
----------------------------------------------------------
Accrued trustees' fees                               3,836
----------------------------------------------------------
Accrued transfer agent fees                        125,099
----------------------------------------------------------
Accrued operating expenses                         549,748
==========================================================
     Total liabilities                          16,859,248
==========================================================
Net assets applicable to shares outstanding  $ 243,693,078
__________________________________________________________
==========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 441,173,374
----------------------------------------------------------
Undistributed net investment income                375,049
----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                  (263,656,393)
----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies             65,801,048
==========================================================
                                             $ 243,693,078
__________________________________________________________
==========================================================


NET ASSETS:

Class A                                      $ 209,220,849
__________________________________________________________
==========================================================
Class B                                      $  30,111,054
__________________________________________________________
==========================================================
Class C                                      $   4,361,175
__________________________________________________________
==========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED
NUMBER OF SHARES AUTHORIZED:

Class A                                         19,891,151
__________________________________________________________
==========================================================
Class B                                          2,906,739
__________________________________________________________
==========================================================
Class C                                            421,584
__________________________________________________________
==========================================================
Class A:
  Net asset value per share                  $       10.52
----------------------------------------------------------
  Offering price per share:
     (Net asset value of $10.52 divided
       by 95.25%)                            $       11.04
__________________________________________________________
==========================================================
Class B:
  Net asset value and offering price per
     share                                   $       10.36
__________________________________________________________
==========================================================
Class C:
  Net asset value and offering price per
     share                                   $       10.34
__________________________________________________________
==========================================================

* At October 31, 2003, securities with an aggregate market value of $12,879,313 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $444,317)        $ 4,013,000
-------------------------------------------------------------------------
Dividends from affiliated money market funds                       47,762
-------------------------------------------------------------------------
Interest                                                          249,908
-------------------------------------------------------------------------
Securities lending                                                 85,752
=========================================================================
     Total investment income                                    4,396,422
=========================================================================


EXPENSES:

Advisory fees                                                   1,755,280
-------------------------------------------------------------------------
Administrative services fees                                       50,000
-------------------------------------------------------------------------
Custodian fees                                                    136,448
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         713,072
-------------------------------------------------------------------------
  Class B                                                         279,469
-------------------------------------------------------------------------
  Class C                                                          34,355
-------------------------------------------------------------------------
Transfer agent fees                                             1,138,890
-------------------------------------------------------------------------
Trustees' fees                                                     11,955
-------------------------------------------------------------------------
Other                                                             247,553
=========================================================================
     Total expenses                                             4,367,022
=========================================================================
Less: Fees waived and expense offset arrangements                (602,551)
=========================================================================
     Net expenses                                               3,764,471
=========================================================================
Net investment income                                             631,951
=========================================================================


REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES AND
  FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities (net of tax on sale of foreign
     investments of $267,771 -- Note 1E)                        5,641,624
-------------------------------------------------------------------------
  Foreign currencies                                               15,008
=========================================================================
                                                                5,656,632
=========================================================================
Change in net unrealized appreciation of:
  Investment securities (net of change in estimated tax on
     foreign investments held of $271,285 -- Note 1E)          73,570,129
-------------------------------------------------------------------------
  Foreign currencies                                                1,822
=========================================================================
                                                               73,571,951
=========================================================================
Net gain from investment securities and foreign currencies     79,228,583
=========================================================================
Net increase in net assets resulting from operations          $79,860,534
_________________________________________________________________________
=========================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2003 and 2002

                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    631,951    $   (433,539)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                           5,656,632      (3,181,583)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           73,571,951      24,983,345
==========================================================================================
    Net increase in net assets resulting from operations        79,860,534      21,368,223
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --      (1,561,040)
------------------------------------------------------------------------------------------
  Class B                                                               --        (329,075)
------------------------------------------------------------------------------------------
  Class C                                                               --         (12,188)
==========================================================================================
Decrease in net assets resulting from distributions                     --      (1,902,303)
==========================================================================================
Share transactions-net:
  Class A                                                       18,123,053       2,526,300
------------------------------------------------------------------------------------------
  Class B                                                      (12,324,655)    (28,318,242)
------------------------------------------------------------------------------------------
  Class C                                                          200,503         681,781
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          5,998,901     (25,110,161)
==========================================================================================
    Net increase (decrease) in net assets                       85,859,435      (5,644,241)
==========================================================================================

NET ASSETS:

  Beginning of year                                            157,833,643     163,477,884
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $375,049 and $(4,138) for 2003 and 2002,
    respectively)                                             $243,693,078    $157,833,643
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Developing Markets Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital and its secondary objective is income. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data.

     Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Market trends, movement in exchange traded funds and ADRs, and the bid/ask quotes of brokers and information providers may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. For the period November 1, 2002 through May 23, 2003, INVESCO Asset Management Limited was the Fund's sub-advisor and sub-administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to waive fees and/or reimburse expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit total annual fund operating expenses of Class A shares to 2.00%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the year ended October 31, 2003, AIM waived fees of $598,343.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2003, AIM was paid $50,000 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2003, AISI retained $641,676 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, AIM Distributors may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Rule 12b-1 Plan fees on Class A shares issued as a result of conversion of shares from G.T. Developing Markets Fund, Inc. on October 31, 1997 and in connection with the AIM Eastern Europe Fund reorganization on September 10, 1999 are limited to 0.25% of the average net assets of the Fund's Class A shares issued in connection with such transactions. Pursuant to the Plans, for the year ended October 31, 2003, the Class A, Class B and Class C shares paid $713,072, $279,469 and $34,355 respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2003, AIM Distributors retained $12,641 in front-end sales commissions from the sale of Class A shares and $16,501 $266, and $3,593 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemption by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the year ended October 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $3,753 and reductions in custodian fees of $455 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $4,208.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

    During the year ended October 31, 2003, the Fund paid legal fees of $2,398 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended October 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving line of credit facility or the committed line of credit facility.

    Additionally the Fund is permitted to carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At October 31, 2003, securities with an aggregate value of $12,879,313 were on loan to brokers. The loans were secured by cash collateral of $13,345,635 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2003, the Fund received fees of $85,752 for securities lending.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS Distributions to Shareholders:

The tax character of distributions paid during the years ended October 31, 2003 and 2002 was as follows:

                                         2003       2002
-----------------------------------------------------------
Distributions paid from ordinary income  $--     $1,902,303
___________________________________________________________
===========================================================

Tax Components of Net Assets:

As of October 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                  $     385,384
------------------------------------------------------------
Unrealized appreciation -- investments            64,960,410
------------------------------------------------------------
Temporary book/tax differences                       (10,334)
------------------------------------------------------------
Capital loss carryforward                       (262,815,756)
------------------------------------------------------------
Shares of beneficial interest                    441,173,374
============================================================
Total net assets                               $ 243,693,078
____________________________________________________________
============================================================


    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales. Amount includes appreciation (depreciation) on foreign currencies of $(14,154).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                  CAPITAL LOSS
EXPIRATION                        CARRYFORWARD
----------------------------------------------
October 31, 2005                  $ 95,190,215
----------------------------------------------
October 31, 2006                    76,692,697
----------------------------------------------
October 31, 2007                     9,273,499
----------------------------------------------
October 31, 2008                    15,085,807
----------------------------------------------
October 31, 2009                    59,191,538
----------------------------------------------
October 31, 2010                     7,382,000
==============================================
Total capital loss carryforward   $262,815,756
______________________________________________
==============================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2003 was $171,081,726 and $172,940,156, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                         $68,939,251
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (3,964,687)
===========================================================
Net unrealized appreciation of investment
  securities                                    $64,974,564
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $183,835,381.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions, foreign capital gain tax and capital loss carryforwards on October 31, 2003, undistributed net investment income was decreased by $252,764, undistributed net realized gains decreased by $2,745,537 and shares of beneficial interest increased by $2,998,301. This reclassification had no effect on the net assets of the Fund.

NOTE 10--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                          2003                           2002
                                                              ----------------------------    ---------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      21,378,062    $ 175,888,823     16,547,680   $ 131,599,244
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                         687,629        5,832,379      1,757,089      14,693,888
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       3,620,023       28,027,976      4,399,753      35,723,849
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                              --               --        154,286       1,189,539
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --         36,032         276,365
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --          1,387          10,628
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       1,240,782        9,667,175      2,436,361      20,184,741
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,256,198)      (9,667,175)    (2,460,236)    (20,184,741)
=========================================================================================================================
Reacquired:
  Class A                                                     (20,514,740)    (167,432,945)   (18,869,366)   (150,447,224)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,090,836)      (8,489,859)    (2,926,977)    (23,103,754)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (3,569,799)     (27,827,473)    (4,299,081)    (35,052,696)
=========================================================================================================================
                                                                  494,923    $   5,998,901     (3,223,072)  $ (25,110,161)
_________________________________________________________________________________________________________________________
=========================================================================================================================


NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                        CLASS A
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                2003           2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   6.96       $   6.32    $   8.89    $   9.86    $   7.53
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.04(a)       (0.01)(a)     0.15(a)     0.01(a)     0.06(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.52           0.74       (2.67)      (0.95)       2.36
=========================================================================================================================
    Total from investment operations                              3.56           0.73       (2.52)      (0.94)       2.42
=========================================================================================================================
Redemptions fees retained                                           --             --          --        0.01        0.03
=========================================================================================================================
Less dividends from net investment income                           --          (0.09)      (0.05)      (0.04)      (0.12)
=========================================================================================================================
Net asset value, end of period                                $  10.52       $   6.96    $   6.32    $   8.89    $   9.86
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                  51.15%         11.37%     (28.51)%     (9.52)%     33.11%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $209,221       $123,812    $110,756    $136,160    $157,198
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.00%(c)       1.84%       1.76%       1.87%       1.91%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.33%(c)       2.35%       2.26%       1.95%       2.38%
=========================================================================================================================
Ratio of net investment income (loss) to average net assets       0.44%(c)      (0.07)%      1.95%       0.05%       0.68%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                            100%           109%        144%        192%        125%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $148,646,306.


                                                                                      CLASS B
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                                2003          2002       2001       2000        1999
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   6.89       $  6.25    $  8.79    $  9.79     $  7.49
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.01)(a)     (0.05)(a)    0.11(a)   (0.06)(a)     0.01(a)P
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.48          0.73      (2.65)     (0.94)       2.37
======================================================================================================================
    Total from investment operations                              3.47          0.68      (2.54)     (1.00)       2.38
======================================================================================================================
Less dividends from net investment income                           --         (0.04)        --         --       (0.08)
======================================================================================================================
Net asset value, end of period                                $  10.36       $  6.89    $  6.25    $  8.79     $  9.79
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  50.36%        10.85%    (28.90)%   (10.21)%     32.14%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 30,111       $31,465    $51,040    $79,754     $49,723
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.53%(c)      2.38%      2.35%      2.47%       2.51%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.86%(c)      2.89%      2.85%      2.55%       2.98%
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.08)%(c)    (0.61)%     1.36%     (0.56)%      0.08%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                            100%          109%       144%       192%        125%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $27,946,920.


                                                                                        CLASS C
                                                              ------------------------------------------------------------
                                                                                                             MARCH 1, 1999
                                                                                                             (DATE SALES
                                                                        YEAR ENDED OCTOBER 31,               COMMENCED) TO
                                                              -------------------------------------------    OCTOBER 31,
                                                               2003          2002       2001       2000         1999
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  6.88       $  6.25    $  8.79    $  9.79       $  7.47
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.01)(a)     (0.05)(a)    0.10(a)   (0.06)(a)         --(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  3.47          0.72      (2.64)     (0.94)         2.32
==========================================================================================================================
    Total from investment operations                             3.46          0.67      (2.54)     (1.00)         2.32
==========================================================================================================================
Less dividends from net investment income                          --         (0.04)        --         --            --
==========================================================================================================================
Net asset value, end of period                                $ 10.34       $  6.88    $  6.25    $  8.79       $  9.79
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                 50.29%        10.69%    (28.90)%   (10.21)%       31.06%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 4,361       $ 2,557    $ 1,682    $ 1,618       $   412
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.53%(c)      2.38%      2.35%      2.47%         2.51%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.86%(c)      2.89%      2.85%      2.55%         2.98%(d)
==========================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.08)%(c)    (0.61)%     1.36%     (0.56)%        0.08%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(e)                                        100%          109%       144%       192%          125%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles in the United States of America, does not include sales charges and is not annualized for period less than one year.
(c)  Ratios are based on average daily net assets of $3,435,528.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 12--SUBSEQUENT EVENTS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group, Inc., the parent company of AIM, and he also holds the position of Senior Vice President with AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the funds in the AIM Family of Funds(R), which includes the INVESCO Funds (the "Funds") has been named as a defendant in any of these proceedings.

  The SEC proceeding alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG proceeding is also based on the circumstances described above. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

  The Colorado proceeding is also based on the circumstances described above. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  AIM has received inquiries from the SEC, the NASD, Inc., the NYAG and the Secretary of the Commonwealth of Massachusetts with respect to market timing, late trading, fair value pricing and other similar issues and AIM has been providing full cooperation with respect to these inquiries.

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against certain Funds, INVESCO, AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, but also regarding the funds' fair valuation pricing methodology. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Funds, INVESCO, AIM, AMVESCAP and related parties in the future.

  As a result of these developments, investors in the Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of these matters described above may have on the Fund or AIM's financial condition.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of AIM Developing Markets Fund



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Developing Markets Fund (one of the funds constituting AIM Investment Funds; hereafter referred to as the "Fund") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

December 16, 2003
Houston, Texas

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM Investment Funds, a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

The results of the voting on the above matters were as follows:

                                                                                         WITHHOLDING
       DIRECTORS/MATTER                                                  VOTES FOR        AUTHORITY
----------------------------------------------------------------------------------------------------
(1)*   Bob R. Baker................................................      87,984,873      2,902,602
       Frank S. Bayley.............................................      87,982,085      2,905,390
       James T. Bunch..............................................      88,001,445      2,886,030
       Bruce L. Crockett...........................................      88,021,609      2,865,866
       Albert R. Dowden............................................      88,014,018      2,873,457
       Edward K. Dunn, Jr..........................................      87,988,643      2,898,832
       Jack M. Fields..............................................      88,028,221      2,859,254
       Carl Frischling.............................................      87,950,710      2,936,765
       Robert H. Graham............................................      87,995,193      2,892,282
       Gerald J. Lewis.............................................      87,934,743      2,952,732
       Prema Mathai-Davis..........................................      87,970,063      2,917,412
       Lewis F. Pennock............................................      87,993,641      2,893,834
       Ruth H. Quigley.............................................      87,951,691      2,935,784
       Louis S. Sklar..............................................      88,014,716      2,872,759
       Larry Soll, Ph.D............................................      87,991,750      2,895,725
       Mark H. Williamson..........................................      88,016,988      2,870,487

* Proposal required approval by a combined vote of all the portfolios of AIM Investment Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of AIM Investment Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 132 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement, or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND          TRUSTEE AND/
POSITION(S) HELD WITH THE        OR OFFICER   PRINCIPAL OCCUPATION(S)                                        OTHER DIRECTORSHIP(S)
TRUST                            SINCE        DURING PAST 5 YEARS                                            HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS

  Robert H. Graham(1) -- 1946    1988         Director and Chairman, A I M Management Group Inc.             None
  Trustee, Chairman and                       (financial services holding company); and Director and Vice
  President                                   Chairman, AMVESCAP PLC and Chairman of AMVESCAP PLC -- AIM
                                              Division (parent of AIM and a global investment management firm)
                                              Formerly: President and Chief Executive Officer, A I M
                                              Management Group Inc.; Director, Chairman and President,
                                              A I M Advisors, Inc. (registered investment advisor); and
                                              Director and Chairman, A I M Capital Management, Inc.
                                              (registered investment advisor), A I M Distributors, Inc.
                                              (registered broker dealer), AIM Investment Services, Inc.,
                                              (registered transfer agent), and Fund Management Company
                                              (registered broker dealer); and Chief Executive Officer,
                                              AMVESCAP PLC -- Managed Products
------------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951  2003         Director, President and Chief Executive Officer, A I M         Director and Chairman,
  Trustee and Executive Vice                  Management Group Inc. (financial services holding company);    INVESCO Bond Funds,
  President                                   Director, Chairman and President, A I M Advisors, Inc.         Inc., INVESCO
                                              (registered investment advisor); Director, A I M Capital       Combination Stock &
                                              Management, Inc. (registered investment advisor) and A I M     Bond Funds, Inc.,
                                              Distributors, Inc. (registered broker dealer); Director and    INVESCO Counselor
                                              Chairman, AIM Investment Services, Inc. (registered transfer   Series Funds, Inc.,
                                              agent); and Fund Management Company (registered broker         INVESCO International
                                              dealer); and Chief Executive Officer, AMVESCAP PLC -- AIM      Funds, Inc., INVESCO
                                              Division (parent of AIM and a global investment management     Manager Series Funds,
                                              firm)                                                          Inc., INVESCO Money
                                              Formerly: Director, Chairman, President and Chief Executive    Market Funds, Inc.,
                                              Officer, INVESCO Funds Group, Inc. and INVESCO Distributors,   INVESCO Sector Funds,
                                              Inc.; Chief Executive Officer, AMVESCAP PLC -- Managed         Inc., INVESCO Stock
                                              Products; Chairman and Chief Executive Officer of              Funds, Inc., INVESCO
                                              NationsBanc Advisors, Inc.; and Chairman of NationsBanc        Treasurer's Series
                                              Investments, Inc.                                              Funds, Inc. and
                                                                                                             INVESCO Variable
                                                                                                             Investment Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker(3) -- 1936        2003         Consultant                                                     None
  Trustee
                                              Formerly: President and Chief Executive Officer, AMC Cancer
                                              Research Center; and Chairman and Chief Executive Officer,
                                              First Columbia Financial Corporation
------------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939        1987         Of Counsel, law firm of Baker & McKenzie                       Badgley Funds, Inc.
  Trustee                                                                                                    (registered investment
                                                                                                             company)
------------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch(3) -- 1942      2003         Co-President and Founder, Green, Manning & Bunch Ltd.,         None
  Trustee                                     (investment banking firm); and Director, Policy Studies,
                                              Inc. and Van Gilder Insurance Corporation
                                              Formerly: General Counsel and Director, Boettcher & Co.; and
                                              Chairman and Managing Partner, law firm of Davis, Graham &
                                              Stubbs
------------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944      2001         Chairman, Crockett Technology Associates (technology           ACE Limited (insurance
  Trustee                                     consulting company)                                            company); and
                                                                                                             Captaris, Inc.
                                                                                                             (unified messaging
                                                                                                             provider)
------------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941       2001         Director of a number of public and private business            Cortland Trust, Inc.
  Trustee                                     corporations, including the Boss Group Ltd. (private           (Chairman) (registered
                                              investment and management) and Magellan Insurance Company      investment company);
                                              Formerly: Director, President and Chief Executive Officer,     Annuity and Life Re
                                              Volvo Group North America, Inc.; Senior Vice President, AB     (Holdings), Ltd.
                                              Volvo; and director of various affiliated Volvo Group          (insurance company)
                                              companies
------------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935    2001         Formerly: Chairman, Mercantile Mortgage Corp.; President and   None
  Trustee                                     Chief Operating Officer, Mercantile-Safe Deposit & Trust
                                              Co.; and President, Mercantile Bankshares Corp.
------------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952         2001         Chief Executive Officer, Twenty First Century Group, Inc.      Administaff
  Trustee                                     (government affairs company) and Texana Timber LP
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

(3) Elected trustee of the Trust on October 21, 2003.

As of January 1, 2003

The address of each trustee and officer of AIM Investment Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 132 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement, or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND          TRUSTEE AND/      PRINCIPAL OCCUPATION(S)                                     OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST  OR OFFICER SINCE  DURING PAST 5 YEARS                                         HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937        2001              Partner, law firm of Kramer Levin Naftalis and Frankel LLP  Cortland Trust,
  Trustee                                                                                                      Inc. (registered
                                                                                                               investment
                                                                                                               company)
------------------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis(3) -- 1933     2003              Chairman, Lawsuit Resolution Services (San Diego,           None
  Trustee                                          California)
                                                   Formerly: Associate Justice of the California Court of
                                                   Appeals
------------------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950     2001              Formerly: Chief Executive Officer, YWCA of the USA          None
  Trustee
------------------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942       2001              Partner, law firm of Pennock & Cooper                       None
  Trustee
------------------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935        1987              Retired                                                     None
  Trustee
------------------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939         2001              Executive Vice President, Development and Operations Hines  None
  Trustee                                          Interests Limited Partnership (real estate development
                                                   company)
------------------------------------------------------------------------------------------------------------------------------------
  Larry Soll, Ph.D.(3) -- 1942   2003              Retired                                                     None
  Trustee
------------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956     2003              Director, Senior Vice President, Secretary and General      N/A
  Senior Vice President                            Counsel, A I M Management Group Inc. (financial services
                                                   holding company) and A I M Advisors, Inc.; Vice President,
                                                   A I M Capital Management, Inc., A I M Distributors, Inc.
                                                   and AIM Investment Services, Inc.; and Director, Vice
                                                   President and General Counsel, Fund Management Company
                                                   Formerly: Senior Vice President and General Counsel,
                                                   Liberty Financial Companies, Inc.; and Senior Vice
                                                   President and General Counsel, Liberty Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947        1998              Director, Chairman and Director of Investments, A I M       N/A
  Senior Vice President                            Capital Management, Inc.; Director and Executive Vice
                                                   President, A I M Management Group Inc.; Director and Senior
                                                   Vice President, A I M Advisors, Inc.; and Director, A I M
                                                   Distributors, Inc. and AMVESCAP PLC
                                                   Formerly: Chief Executive Officer and President, A I M
                                                   Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955         2002              Managing Director and Chief Research Officer -- Fixed       N/A
  Vice President                                   Income, A I M Capital Management, Inc.; and Vice President,
                                                   A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943        1998              Vice President and Chief Compliance Officer, A I M          N/A
  Vice President                                   Advisors, Inc. and A I M Capital Management, Inc.; and
                                                   Vice President, AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940     2002              Vice President, A I M Advisors, Inc., and President, Chief  N/A
  Vice President                                   Executive Officer and Chief Investment Officer, A I M
                                                   Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959         1998              Vice President and Fund Treasurer, A I M Advisors, Inc.     N/A
  Vice President and Treasurer
------------------------------------------------------------------------------------------------------------------------------------

(3) Elected trustee of the Trust on October 21, 2003.
(4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.
(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            A I M Distributors, Inc.        PricewaterhouseCoopers LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1201 Louisiana, Suite 2900
Houston, TX 77046               Suite 100                       Suite 100                       Houston, TX 77002
                                Houston, TX 77046               Houston, TX 77046-1173

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   State Street Bank and
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   Trust Company
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          225 Franklin Street
Philadelphia, PA 19103          New York, NY 10022-3852                                         Boston, MA 02110

DOMESTIC EQUITY                         INTERNATIONAL/GLOBAL EQUITY                         FIXED INCOME

AIM Aggressive Growth Fund             AIM Asia Pacific Growth Fund                     TAXABLE
AIM Balanced Fund*                     AIM Developing Markets Fund
AIM Basic Balanced Fund*               AIM European Growth Fund                         AIM Floating Rate Fund
AIM Basic Value Fund                   AIM European Small Company Fund                  AIM High Yield Fund
AIM Blue Chip Fund                     AIM Global Aggressive Growth Fund                AIM Income Fund
AIM Capital Development Fund           AIM Global Growth Fund                           AIM Intermediate Government Fund
AIM Charter Fund                       AIM Global Trends Fund                           AIM Limited Maturity Treasury Fund
AIM Constellation Fund                 AIM Global Value Fund(4)                         AIM Money Market Fund
AIM Dent Demographic Trends Fund       AIM International Emerging Growth Fund           AIM Short Term Bond Fund
AIM Diversified Dividend Fund(1)       AIM International Growth Fund                    AIM Total Return Bond Fund
AIM Emerging Growth Fund               AIM Trimark Fund                                 INVESCO U.S. Government Money Fund
AIM Large Cap Basic Value Fund         INVESCO International Core Equity Fund(5)
AIM Large Cap Growth Fund
AIM Libra Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund                     SECTOR EQUITY                          TAX-FREE
AIM Mid Cap Growth Fund
AIM Opportunities I Fund               AIM Global Health Care Fund                      AIM High Income Municipal Fund
AIM Opportunities II Fund              AIM Real Estate Fund                             AIM Municipal Bond Fund
AIM Opportunities III Fund             INVESCO Advantage Health Sciences Fund           AIM Tax-Exempt Cash Fund
AIM Premier Equity Fund                INVESCO Energy Fund                              AIM Tax-Free Intermediate Fund
AIM Select Equity Fund                 INVESCO Financial Services Fund
AIM Small Cap Equity Fund(2)           INVESCO Gold & Precious Metals Fund
AIM Small Cap Growth Fund(3)           INVESCO Health Sciences Fund
AIM Trimark Endeavor Fund              INVESCO Leisure Fund
AM Trimark Small Companies Fund        INVESCO Multi-Sector Fund
AIM Weingarten Fund                    INVESCO Technology Fund
INVESCO Core Equity Fund               INVESCO Utilities Fund
INVESCO Dynamics Fund
INVESCO Mid-Cap Growth Fund
INVESCO Small Company Growth Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*


* Domestic equity and income fund

(1)Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2)AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor. (3)AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4)Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5)Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

    For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after January 20, 2004, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $142 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $345 billion in assets under management. Data as of September 30, 2003.



                                                  AIMinvestments.com   DVM-AR-1



                                                 YOUR GOALS. OUR SOLUTIONS.--Servicemark--
------------------------------------------------------------------------------------------
Mutual   Retirement  Annuities    College   Separately  Offshore   Alternative   Cash           [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products                 Savings   Managed     Products   Investments   Management               --Servicemark--
                                  Plans     Accounts

                                                          AIM GLOBAL ENERGY FUND
                                Annual Report to Shareholders o October 31, 2003




                                 [COVER IMAGE]




        YOUR GOALS. OUR SOLUTIONS.           [AIM INVESTMENTS LOGO APPEARS HERE]
              --Servicemark--                            --Servicemark--

================================================================================
AIM GLOBAL ENERGY FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.
================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information      relatively small. As the fund's assets      investable opportunities for global
presented is as of 10/31/03 and is based    grow, the impact of IPO investments will    investors, taking into account the
on total net assets.                        decline, which may reduce the effect of     local market restrictions on share
                                            IPO investments on the fund's total         ownership by foreign investors.
o AIM Global Energy Fund's performance      return. For additional information
figures are historical, and they reflect    regarding the impact of IPO investments     o The MSCI AC World Free Energy Index is
fund expenses, the reinvestment of          on the fund's performance, please see the   designed to measure actual buyable
distributions, and changes in net asset     fund's prospectus.                          opportunities in the global energy market.
value.                                                                                  This index measures the performance
                                            o Investing in emerging markets may         of energy stocks of both developed and
o When sales charges are included in        involve greater risk and potential          emerging markets.
performance figures, Class A share          reward than investing in more
performance reflects the maximum 4.75%      established markets.                        o The unmanaged Lipper Natural Resources
sales charge, and Class B and Class C                                                   Fund Index represents an average of the
share performance reflects the              o International investing presents          10 largest natural resources funds tracked
applicable contingent deferred sales        certain risks not associated with           by Lipper, Inc., an independent mutual
charge (CDSC) for the period involved.      investing solely in the United States.      fund performance monitor, and is
The CDSC on Class B shares declines from    These include risks relating to             considered representative of natural
5% beginning at the time of purchase to     fluctuations in the value of the U.S.       resources stocks.
0% at the beginning of the seventh year.    dollar relative to the values of other
The CDSC on Class C shares is 1% for the    currencies, the custody arrangements        o Industry classifications used in this
first year after purchase. The              made for the fund's foreign holdings,       report are generally according to the
performance of the fund's share classes     differences in accounting, political        Global Industry Classification Standard,
will differ due to different sales          risks and the lesser degree of public       which was developed by and is the
charge structures and class expenses.       information required to be provided by      exclusive property and a service mark
                                            non-U.S. companies.                         of Morgan Stanley Capital International
o Had the advisor and distributor not                                                   Inc. and Standard & Poor's.
waived fees and/or reimbursed expenses,     o Investing in a single-sector or
returns would have been lower.              single-region mutual fund may involve       o A direct investment cannot be made in
                                            greater risk and potential reward than      an index. Unless otherwise indicated,
o Effective 9/30/03, Class B shares are     investing in a more diversified fund.       index results include reinvested dividends,
not available as an investment for                                                      and they do not reflect sales charges or
retirement plans maintained pursuant to     o The fund's investment return and          fund expenses. Performance of an index of
Section 401 of the Internal Revenue Code,   principal value will fluctuate, so an       funds reflects fund expenses; performance
including 401(k) plans, money purchase      investor's shares, when redeemed, may       of a market index does not.
pension plans and profit sharing plans.     be worth more or less than their original
Plans that have existing accounts invested  cost.                                       A description of the policies and
in Class B shares will continue to be                                                   procedures that the fund uses to
allowed to make additional purchases.       o The unmanaged Standard & Poor's           determine how to vote proxies relating
                                            Composite Index of 500 Stocks (the          to portfolio securities is available
o The fund may participate in the           S&P 500--Registered Trademark--) is an      without charge, upon request, by calling
initial public offering (IPO) market in     index of common stocks frequently used      800-959-4246, or on the AIM Web site,
some market cycles. A significant portion   as a general measure of U.S. stock market   AIMinvestments.com.
of the fund's returns during certain        performance.
periods was attributable to its
investments in IPOs. These investments      o The unmanaged MSCI All Country (AC)
have a magnified impact when the fund's     World Free Index tracks the performance
asset base is                               of approximately 50 developed and
                                            emerging countries covered by Morgan
                                            Stanley Capital International. A "free"
                                            index represents

=======================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE            This report may be distributed only to shareholders or
                                                                 to persons who have received a current prospectus of
                                                                 the fund.
=======================================================

AIMinvestments.com

TO OUR SHAREHOLDERS

                    DEAR FELLOW SHAREHOLDER IN                     new policies and strengthened existing ones--to discourage
                    THE AIM FAMILY OF FUNDS                        harmful short-term trading. These steps include:
                    --Registered Trademark--:
                                                                      o  Strengthening daily monitoring of trading activities.
[PHOTO OF           As you may be aware, there has been a
ROBERT H.           great deal of media coverage recently             o  Imposing redemption fees on additional funds we
GRAHAM]             about the mutual fund industry and                   believe may be vulnerable to harmful short-term
                    allegations of improper activities by                trading activity.
ROBERT H. GRAHAM    certain individuals and companies. As
                    part of these widespread investigations,          o  Implementing an enhanced exchange policy (effective on
                    INVESCO Funds Group (IFG), the former                or about March 1, 2004) designed to limit exchanges
[PHOTO OF           adviser to certain INVESCO Funds, was                between funds.
MARK H.             recently named as a defendant in
WILLIAMSON]         separate civil enforcement actions by             o  Employing an enhanced fair value pricing policy on
                    the U.S. Securities and Exchange                     certain foreign securities as well as certain illiquid
MARK H. WILLIAMSON  Commission (SEC), the Office of the New              securities.
                    York Attorney General and the State of
Colorado over an issue known as "market timing." A number of          None of these tools alone, nor all of them taken
private class or derivative actions also were filed in the         together, eliminate the possibility of short-term trading
wake of the regulators' actions.                                   strategies that may be detrimental to a fund. Moreover, each of these tools involves judgments that are inherently
   Investors are understandably concerned and frustrated           subjective. We have always sought and continue to seek to
about these reports, and we would like to take this                make these judgments to the best of our abilities and in a
opportunity to assure you that, based on an investigation          manner that we believe is consistent with the best interests
conducted by an outside firm, IFG and its parent company,          of our fund shareholders. And we remain committed to being
AMVESCAP PLC, believe that these civil actions are without         as vigilant as possible in the future to identify and
merit. IFG is contesting the charges.                              address any harmful market timing investors who have the
                                                                   potential to harm our long-term fund shareholders.
   We encourage you to continue to monitor this situation,
particularly as IFG has the opportunity to address the                We sincerely hope these developments and the media
allegations that have been made. Current information will be       coverage surrounding them do not result in you or other
posted on our Web site at AIMinvestments.com. We will              shareholders losing confidence in AIM or INVESCO Funds.
continue to communicate to you on our Web site about our           Amidst this storm of controversy in the mutual fund
finding, and the actions we are taking to protect and              industry, we believe we can find encouragement in the
promote the interests of our shareholders. The independent         recovering economy and rising equity markets. As we write
trustees of the funds are receiving regular reports from           this letter, for instance, the S&P 500--Registered
their independent counsel and outside counsel hired by             Trademark-- Index is up approximately 23% year-to-date.
AMVESCAP PLC, the parent of AIM and IFG, to perform an             Although past performance is no guarantee of future results,
ongoing investigation of market timing.                            there appear to be indicators that the economy and stock
                                                                   markets are showing signs of welcomed improvement. We
A COMPLEX ISSUE                                                    encourage you to read the enclosed discussion of your fund's performance during this past reporting period.
   Market timing is an investment technique not defined in
any regulation that involves frequent short-term trading of        OUR UNWAVERING COMMITMENT
mutual fund shares, sometimes with a goal to exploit
inefficiencies in the way mutual funds price their shares.            At AIM Investments, we have never wavered in our
We recognize that fund management companies have tried to          commitment to helping you build solutions for your financial
deal with this complex issue in various ways and believe           goals. Our company was founded on a core principle of
that industry-wide guidance is in order. To that end, we           integrity, and we have always worked hard to earn the trust
welcome SEC Chairman William Donaldson's pledge to adopt new       of our shareholders. We are committed to doing all we can to
rules designed to curb market timing abuses. Comprehensive         maintain your trust and confidence.
rulemaking is necessary and is the best way to establish new
industry responsibilities designed to protect shareholders.           Thank you for your continued participation in AIM
We support practical rule changes and structural                   Investments. Please call your financial advisor or one of
modifications that are fair, enforceable and, most                 our Client Service representatives at 800-959-4246 if you
importantly, beneficial for investors.                             have any further questions or concerns about your AIM
                                                                   Investments account.
   AIM Investments has policies in place designed to
identify, prevent and eliminate harmful trading or other           Sincerely,
activities deemed to be detrimental to the funds. We have
also recently taken additional steps--implemented                  /s/ ROBERT H. GRAHAM                /s/ MARK H. WILLIAMSON
                                                                   Robert H. Graham                    Mark H. Williamson
                                                                   Chairman and President              President and CEO
                                                                   The AIM Family of Funds             AIM Investments
                                                                   --Registered Trademark--

                                                                   December 18, 2003

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

                                                                                          selection process we had discovered
                                                                                          better opportunities in U.S. companies
                                                                                          than in Canadian companies. We had
FUND OUTPERFORMS TWO INDEXES                                                              increased holdings in U.S. stocks (55.5%
RELATED TO ENERGY                                                                         of the fund's net assets) and decreased
                                                                                          holdings in Canadian stocks (21.3% of the
This report covers the fiscal year ended        The blackout in the Northeast revealed    fund's net assets).
October 31, 2003. We are pleased to          that many electrical transmission lines
report positive, double-digit earnings       in the U.S. are old and in need of           =========================================
for the fiscal year. Class A shares of       replacement.
AIM Global Energy Fund returned 18.34% at                                                             WE ARE PLEASED TO
net asset value for the year. This return       Below-normal petroleum inventories,
exceeds the returns of both the Lipper       reduced oil-producing capacity related to            REPORT POSITIVE, DOUBLE-
Natural Resources Fund Index, which          the war in Iraq, and increased worldwide
returned 16.63%, and the MSCI AC World       demand have contributed to higher average             DIGIT EARNINGS FOR THE
Free Energy Index, which returned 13.32%,    oil prices. In September, Iraq's
for the same period. (See the table          production reached 1.7 million barrels                     FISCAL YEAR.
below.)                                      per day, compared to its pre-war
                                             production capacity of 2.8 million           =========================================
MARKET CONDITIONS                            barrels per day.
                                                                                             As a result of our stock selection
The S&P 500 Index, frequently cited as a        Natural gas remained in tight supply.     process, over the period we found what we
measure of the performance of the U.S.       For example, in its third-quarter 2003       considered better opportunities and
stock market in general, returned 20.79%     earnings statement, ChevronTexaco            consequently changed a number of our
for the year ended October 31, 2003. All     announced an 11% decline in natural gas      Canadian holdings. Of the 22 Canadian
sectors of the S&P 500 recorded gains for    production compared with the same quarter    holdings listed in the fund's 2002 annual
the year. The energy sector, which           of 2002.                                     report, we kept three of them. We added
returned 14.03%, underperformed six of                                                    11 new ones. That transition proved
the 10 sectors in the S&P 500, as            YOUR FUND                                    favorable to the fund, as seven of the
investors rotated out of this                                                             new acquisitions appreciated in share
traditionally defensive sector into what     In the annual report for the period ended    price during the period.
are traditionally more aggressive,           October 31, 2002, AIM Global Energy
economically sensitive sectors such as       Fund's holdings were predominantly in the       We increased our holdings in the
technology.                                  stocks of companies in the United States     integrated oil and gas industry by adding
                                             (46.7% of the fund's net assets) and         well-known stocks such as ChevronTexaco,
                                             Canada (45.4% of the fund's net assets).     ConocoPhillips,
                                             At the end of this fiscal year, the
                                             fund's holdings were still largely in
                                             stocks of these two countries, but
                                             through our stock-

=============================================================================
FUND VS. INDEXES
Total returns 10/31/02-10/31/03,
excluding sales charges

Class A Shares                                                         18.34%

Class B Shares                                                         17.76

Class C Shares                                                         17.74

MSCI AC World Free Index                                               24.64

MSCI AC World Free Energy Index                                        13.32

Lipper Natural Resources Fund Index                                    16.63
=============================================================================

Source: Lipper, Inc.

Exxon Mobil, Shell Canada, and British       price over the fund's fiscal year. As of                     JOHN S. SEGNER
Petroleum. We decreased holdings in the      the end of the period, its share price       [PHOTO OF       Mr. Segner is a senior
oil and gas drilling industry to 11.2% at    had not yet risen to its November 2002       JOHN S.         vice president of
the end of the period, down from 21.1% on    level. The fund no longer owns shares of     SEGNER]         INVESCO Funds Group,
October 31, 2002.                            L'Air Liquide.                                               Inc. and served as
                                                                                          portfolio manager of AIM Global Energy
   Stocks that were beneficial to the        IN CLOSING                                   Fund from July 2003 until the fund was
fund's performance during the period                                                      merged with INVESCO Energy Fund in
include Shell Canada, which as of October       On October 29, 2003, AIM Global Energy    November 2003. He is _the portfolio
31, 2003, comprised 4.9% of the fund's       was closed to new investors in               manager of INVESCO Energy Fund, _the fund
net assets, and XTO Energy, which            anticipation of shareholder approval of a    into which AIM Global Energy Fund was
represented 2.6% as of the same date.        plan to reorganize the fund into INVESCO     reorganized.
                                             Energy Fund. This reorganization was
   In its third-quarter 2003 earnings        completed on November 24, 2003. As a            Mr. Segner has more than 20 years of
report, Shell Canada announced a 58%         result, this will be the last report on      experience in the energy industry. Before
increase in profit over the third quarter    AIM Global Energy Fund. Shareholders in      joining INVESCO in 1997, he was managing
of 2002. The company reported an increase    INVESCO Energy Fund will receive an          director and principal with The Mitchell
in bitumen production from its Athabasca     annual report by early June 2004,            Group, an investment management company
Oil Sands project--almost double that of     covering its fiscal year ending March 31,    that focuses exclusively on
the previous quarter. The company also       2004.                                        publicly-traded energy stocks. Prior to
attributed increased profits to stronger                                                  that, Mr. Segner held positions with
prices for natural gas and sulphur.                 See important fund and index          First Tennessee National Corporation,
                                                   disclosures inside front cover.        Amerada Hess (an integrated energy
   U.S. oil and gas producer XTO Energy                                                   company), and Texaco Chemical.
derives approximately 85% of its revenues
from natural gas production. Its                                                             Mr. Segner holds an M.B.A. with a
third-quarter 2003 results reported a 33%                                                 concentration in finance from The
increase in natural gas production                                                        University of Texas at Austin. He
compared to the same quarter of 2002.                                                     received his bachelor's degree in civil
                                                                                          engineering from the University of
   Former holding L'Air Liquide detracted                                                 Alabama.
from the fund's return. L'Air Liquide, a
French company that is the world's
largest industrial gas supplier,
experienced volatility in its share

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    Sign up for eDelivery and you can have your fund reports, prospectuses and quarterly account statements delivered electronically. To enroll, go to
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    Center" tab and select "Register for eDelivery." You will no longer receive paper copies of these documents. Instead you'll receive a link to the documents via email. (You can cancel the service at the Web site at any time.)

    If you receive account statements, fund reports and prospectuses from your
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    Ask your financial advisor if his or her firm offers electronic delivery.

                                   [GRAPHIC]


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                                                              AIMinvestments.com

FUND PERFORMANCE

                                [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
5/31/94-10/31/03

                   AIM GLOBAL            AIM GLOBAL
    DATE           ENERGY FUND          ENERGY FUND          MSCI AC WORLD
                 CLASS A SHARES        CLASS B SHARES         FREE INDEX
  5/31/1994      $     9525            $     10000           $  10000
    7/31/94            9659                  10132              10172
   10/31/94           10342                  10831              10550
    1/31/95            9099                   9512               9921
    4/30/95            9441                   9861              10868
    7/31/95           10143                  10580              11522
   10/31/95            9558                   9957              11386
    1/31/96           10879                  11324              12367
    4/30/96           13237                  13754              12917
    7/31/96           12581                  13071              12516
   10/31/96           14627                  15176              13191
    1/31/97           15375                  15922              13924
    4/30/97           12370                  12795              14276
    7/31/97           15123                  15619              16621
   10/31/97           17938                  18508              15310
    1/31/98           13069                  13459              16095
    4/30/98           14015                  14429              18098
    7/31/98           10845                  11140              18080
   10/31/98            9863                  10133              17304
    1/31/99            9493                   9737              19600
    4/30/99           11348                  11622              20829
    7/31/99           11384                  11651              21008
   10/31/99           10926                  11162              21807
    1/31/00           11143                  11369              23044
    4/30/00           10936                  11143              23537
    7/31/00           10558                  10746              23007
   10/31/00           11009                  11200              21981
    1/31/01           11253                  11426              21494
    4/30/01           12507                  12680              19697
    7/31/01           10272                  10407              18583
   10/31/01            9532                   9644              16452
    1/31/02            9409                   9503              17145
    4/30/02           11095                  11199              17224
    7/31/02            9809                   9880              14837
   10/31/02           10063                  10126              14219
    1/31/03           10468                  10517              13865
    4/30/03           10706                  10743              14783
    7/31/03           11236                  11253              16297
   10/31/03      $    11903            $     12016           $  17809            Source: Lipper, Inc.



Your fund's total return includes sales charges, expenses and management fees. Results for Class B shares are calculated as if a hypothetical shareholder had liquidated his entire investment in the fund at the close of the reporting period and paid the applicable contingent deferred sales charges.

    The performance of the fund's share classes will differ due to different sales charge structures and class expenses. For fund performance calculations and indexes used in this report, please see the inside front cover.

    Performance shown in the chart and table does not reflect deduction of taxes a shareholder would pay on fund distributions or on sale of fund shares. Performance of the index does not reflect the effects of taxes.

   This growth chart uses a logarithmic scale, which means the price scale (vertical axis) is structured so that a given distance always represents the same percent change in price, rather than the same absolute change in price. For example, the distance from one to 10 is the same as the distance from 10 to 100 on a logarithmic chart, but the latter distance is 10 times greater on a linear chart. A logarithmic scale better illustrates performance in the fund's early years before reinvested distributions and compounding create the potential for the original investment to grow to very large numbers.

===================================================================================================================================
AVERAGE ANNUAL TOTAL RETURNS                 Past performance cannot guarantee           In addition to fund returns as of the
As of 10/31/03, including sales charges      comparable future results. DUE TO           close of the fiscal year, industry
                                             SIGNIFICANT MARKET VOLATILITY, RESULTS      regulations require us to provide
CLASS A SHARES                               OF AN INVESTMENT MADE TODAY MAY DIFFER      average annual total returns (including
Inception (5/31/94)                 1.87%    SUBSTANTIALLY FROM THE HISTORICAL           sales charges) for periods ended
5 Years                             2.82     PERFORMANCE SHOWN. CALL YOUR FINANCIAL      9/30/03, the most recent calendar
1 Year                             12.76     ADVISOR FOR MORE CURRENT PERFORMANCE.       quarter-end.

CLASS B SHARES                                                                           AVERAGE ANNUAL TOTAL RETURNS
Inception (5/31/94)                 1.97%                                                As of 9/30/03, including sales charges
5 Years                             2.95
1 Year                             12.76                                                 CLASS A SHARES
                                                                                         Inception (5/31/94)                1.76%
CLASS C SHARES                                                                           5 Years                            3.28
Inception (3/1/99)                  5.18%                                                1 Year                            15.22
1 Year                             16.74
                                                                                         CLASS B SHARES
                                                                                         Inception (5/31/94)                1.86%
                                                                                         5 Years                            3.41
                                                                                         1 Year                            15.49

                                                                                         CLASS C SHARES
                                                                                         Inception (3/1/99)                 5.02%
                                                                                         1 Year                            19.48
===================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2003


                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
DOMESTIC COMMON STOCKS-55.53%

ELECTRONIC EQUIPMENT MANUFACTURERS-0.71%

OYO Geospace Corp.(a)                             23,500   $   285,760
======================================================================

INTEGRATED OIL & GAS-8.43%

ChevronTexaco Corp.                               12,500       928,750
----------------------------------------------------------------------
ConocoPhillips                                    17,100       977,265
----------------------------------------------------------------------
Exxon Mobil Corp.                                 40,100     1,466,858
======================================================================
                                                             3,372,873
======================================================================

MULTI-UTILITIES & UNREGULATED POWER-2.29%

El Paso Corp.                                    125,000       917,500
======================================================================

OIL & GAS DRILLING-7.23%

Grey Wolf, Inc.(a)                               229,500       736,695
----------------------------------------------------------------------
Patterson-UTI Energy, Inc.(a)                     25,200       720,468
----------------------------------------------------------------------
Pride International, Inc.(a)                      31,600       517,608
----------------------------------------------------------------------
Rowan Cos., Inc.(a)                               38,300       917,285
======================================================================
                                                             2,892,056
======================================================================

OIL & GAS EQUIPMENT & SERVICES-11.98%

Baker Hughes Inc.                                 42,800     1,209,528
----------------------------------------------------------------------
BJ Services Co.(a)                                36,600     1,200,846
----------------------------------------------------------------------
Cooper Cameron Corp.(a)                           12,600       539,532
----------------------------------------------------------------------
Key Energy Services, Inc.(a)                      49,300       430,389
----------------------------------------------------------------------
Smith International, Inc.(a)                      38,000     1,414,740
======================================================================
                                                             4,795,035
======================================================================

OIL & GAS EXPLORATION & PRODUCTION-22.23%

Burlington Resources Inc.                         30,000     1,459,200
----------------------------------------------------------------------
Devon Energy Corp.                                23,000     1,115,500
----------------------------------------------------------------------
EOG Resources, Inc.                               33,200     1,399,048
----------------------------------------------------------------------
Evergreen Resources, Inc.(a)                      38,200     1,047,444
----------------------------------------------------------------------
Kerr-McGee Corp.                                  22,000       913,000
----------------------------------------------------------------------
Magnum Hunter Resources, Inc.(a)                  75,000       648,750
----------------------------------------------------------------------
Unocal Corp.                                      40,000     1,267,200
----------------------------------------------------------------------
XTO Energy, Inc.                                  44,333     1,049,362
======================================================================
                                                             8,899,504
======================================================================

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------


OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-2.66%

Valero Energy Corp.                               24,900   $ 1,063,230
======================================================================
    Total Domestic Common Stocks (Cost
      $21,912,465)                                          22,225,958
======================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-36.12%

BERMUDA-4.26%

Nabors Industries, Ltd. (Oil & Gas
  Drilling)(a)                                    13,600       514,080
----------------------------------------------------------------------
Weatherford International Ltd. (Oil & Gas
  Equipment & Services)(a)                        34,300     1,191,925
======================================================================
                                                             1,706,005
======================================================================

CANADA-21.25%

Algonquin Power Income Fund (Electric
  Utilities)                                      61,500       455,245
----------------------------------------------------------------------
Canadian Natural Resources Ltd. (Oil & Gas
  Exploration & Production)                       25,000     1,062,750
----------------------------------------------------------------------
CE Franklin Ltd. (Oil & Gas Equipment &
  Services)(a)                                   117,200       257,840
----------------------------------------------------------------------
CHC Helicopter Corp.-Class A (Oil & Gas
  Equipment & Services)                           25,000       521,426
----------------------------------------------------------------------
Compton Petroleum Corp. (Oil & Gas
  Exploration & Production)(a)                   104,500       445,423
----------------------------------------------------------------------
Denison Energy Inc. (Diversified Metals &
  Mining)(a)                                     122,700       249,402
----------------------------------------------------------------------
Nexen Inc. (Oil & Gas Exploration &
  Production)                                     33,700       945,622
----------------------------------------------------------------------
Nuvista Energy Ltd. (Oil & Gas Exploration &
  Production)(a)                                  50,100       264,084
----------------------------------------------------------------------
Oiltec Resources Ltd. (Oil & Gas Exploration
  & Production)(a)                               126,700       115,313
----------------------------------------------------------------------
Petro-Canada (Integrated Oil & Gas)               11,400       459,372
----------------------------------------------------------------------
Resolute Energy Inc. (Oil & Gas Exploration &
  Production)(a)                                 300,000       678,043
----------------------------------------------------------------------
Shell Canada Ltd. (Integrated Oil & Gas)          50,000     1,964,353
----------------------------------------------------------------------
Triquest Energy Corp. (Oil & Gas Exploration
  & Production)(a)                               256,300       583,163
----------------------------------------------------------------------
Western Oil Sands Inc.-Class A (Oil & Gas
  Exploration & Production)(a)                    24,500       501,892
======================================================================
                                                             8,503,928
======================================================================

CAYMAN ISLANDS-2.69%

Noble Corp. (Oil & Gas Drilling)(a)               31,300     1,074,529
======================================================================


                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

UNITED KINGDOM-7.92%

BP PLC (Integrated Oil & Gas)                     83,230   $   576,928
----------------------------------------------------------------------
BP PLC-ADR (Integrated Oil & Gas)                 47,000     1,991,860
----------------------------------------------------------------------
Wood Group (John) PLC (Oil & Gas Equipment &
  Services)                                      225,000       602,501
======================================================================
                                                             3,171,289
======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $14,182,334)                          14,455,751
======================================================================
MONEY MARKET FUNDS-8.54%

STIC Liquid Assets Portfolio(b)                1,709,631     1,709,631
----------------------------------------------------------------------
STIC Prime Portfolio(b)                        1,709,631     1,709,631
======================================================================
    Total Money Market Funds (Cost
      $3,419,262)                                            3,419,262
======================================================================
TOTAL INVESTMENTS-100.19% (Cost $39,514,061)                40,100,971
======================================================================
OTHER ASSETS LESS LIABILITIES-(0.19%)                          (76,497)
======================================================================
NET ASSETS-100.00%                                         $40,024,474
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

ASSETS:

Investments, at market value (cost
  $36,094,799)                                 $ 36,681,709
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $3,419,262)                               3,419,262
-----------------------------------------------------------
Receivables for:
  Investments sold                                  206,975
-----------------------------------------------------------
  Fund shares sold                                   36,342
-----------------------------------------------------------
  Dividends                                          42,646
-----------------------------------------------------------
  Amount due from advisor                            53,422
-----------------------------------------------------------
Investment for deferred compensation plan             6,608
===========================================================
    Total assets                                 40,446,964
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             238,514
-----------------------------------------------------------
  Fund shares reacquired                             96,765
-----------------------------------------------------------
  Deferred compensation plan                          6,608
-----------------------------------------------------------
Accrued distribution fees                            24,481
-----------------------------------------------------------
Accrued transfer agent fees                          19,011
-----------------------------------------------------------
Accrued operating expenses                           37,111
===========================================================
    Total liabilities                               422,490
===========================================================
Net assets applicable to shares outstanding    $ 40,024,474
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 60,575,114
-----------------------------------------------------------
Undistributed net investment income (loss)           (7,237)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (21,131,535)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies                 588,132
===========================================================
                                               $ 40,024,474
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 23,846,490
___________________________________________________________
===========================================================
Class B                                        $ 13,292,154
___________________________________________________________
===========================================================
Class C                                        $  2,885,830
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           1,826,757
___________________________________________________________
===========================================================
Class B                                           1,052,113
___________________________________________________________
===========================================================
Class C                                             228,252
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      13.05
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $13.05 divided
      by 95.25%)                               $      13.70
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      12.63
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      12.64
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $41,733)         $  548,748
------------------------------------------------------------------------
Dividends from affiliated money market funds                      27,398
------------------------------------------------------------------------
Interest                                                             779
------------------------------------------------------------------------
Securities lending                                                 4,968
========================================================================
    Total investment income                                      581,893
========================================================================

EXPENSES:

Advisory fees                                                    385,708
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                    28,739
------------------------------------------------------------------------
Distribution fees:
  Class A                                                        123,362
------------------------------------------------------------------------
  Class B                                                        127,055
------------------------------------------------------------------------
  Class C                                                         21,819
------------------------------------------------------------------------
Transfer agent fees                                              183,903
------------------------------------------------------------------------
Trustees' fees                                                     8,367
------------------------------------------------------------------------
Professional fees                                                 77,151
------------------------------------------------------------------------
Other                                                             63,902
========================================================================
    Total expenses                                             1,070,006
========================================================================
Less: Fees waived and expense offset arrangements               (205,157)
========================================================================
    Net expenses                                                 864,849
========================================================================
Net investment income (loss)                                    (282,956)
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities                                        5,215,032
------------------------------------------------------------------------
  Foreign currencies                                              19,939
========================================================================
                                                               5,234,971
========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        1,062,483
------------------------------------------------------------------------
  Foreign currencies                                              (2,288)
========================================================================
                                                               1,060,195
========================================================================
Net gain from investment securities and foreign currencies     6,295,166
========================================================================
Net increase in net assets resulting from operations          $6,012,210
________________________________________________________________________
========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2003 and 2002

                                                                 2003           2002
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (282,956)   $  (105,851)
----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          5,234,971     (4,124,801)
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           1,060,195      4,568,085
========================================================================================
    Net increase in net assets resulting from operations        6,012,210        337,433
========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (123,779)       (71,556)
----------------------------------------------------------------------------------------
  Class B                                                         (14,961)          (220)
----------------------------------------------------------------------------------------
  Class C                                                          (2,311)           (16)
========================================================================================
    Decrease in net assets resulting from distributions          (141,051)       (71,792)
========================================================================================
Share transactions-net:
  Class A                                                       2,230,216      5,662,718
----------------------------------------------------------------------------------------
  Class B                                                         782,665     (1,624,200)
----------------------------------------------------------------------------------------
  Class C                                                       1,243,279        421,819
========================================================================================
    Net increase in net assets resulting from share
     transactions                                               4,256,160      4,460,337
========================================================================================
    Net increase in net assets                                 10,127,319      4,725,978
========================================================================================

NET ASSETS:

  Beginning of year                                            29,897,155     25,171,177
========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(7,237) and $137,264 for 2003 and 2002,
    respectively)                                             $40,024,474    $29,897,155
________________________________________________________________________________________
========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Energy Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On October 29, 2003, the Fund closed to new investors.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Market trends, movement in exchange traded funds and ADRs, and the bid/ask quotes of brokers and information providers may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to waive fees and /or reimburse expenses (excluding interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund, if any). During the year ended October 31, 2003, AIM waived fees of $204,260.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2003, AIM was paid $50,000 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2003, AISI retained $105,538 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, AIM Distributors may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2003, the Class A, Class B and Class C shares paid $123,232, $127,055 and $21,819, respectively after AIM Distributors waived Class A plan fees of $130.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2003, AIM Distributors retained $8,576 in front-end sales commissions from the sale of Class A shares and $500, $0 and $913 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the year ended October 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $745 and reductions in custodian fees of $22 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $767.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

    During the year ended October 31, 2003, the Fund paid legal fees of $2,214 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended October 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving line of credit facility or the committed line of credit facility.

    Additionally the Fund is permitted to carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At October 31, 2003, there were no securities on loan to brokers. For the year ended October 31, 2003 the Fund received fees of $4,968 for securities lending.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended October 31, 2003 and 2002 was as follows:

                                           2003       2002
------------------------------------------------------------
Distributions paid from ordinary income  $141,051    $71,792
____________________________________________________________
============================================================

Tax Components of Net Assets:

As of October 31, 2003, the components of net assets on a tax basis were as follows:

Unrealized appreciation -- investments         $    294,325
-----------------------------------------------------------
Temporary book/tax differences                       (7,237)
-----------------------------------------------------------
Capital loss carryforward                       (20,837,728)
-----------------------------------------------------------
Shares of beneficial interest                    60,575,114
===========================================================
Total net assets                               $ 40,024,474
___________________________________________________________
===========================================================


    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable to the tax deferral of losses on wash sales. Amount includes appreciation on foreign currencies of $1,222.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
October 31, 2006                                $14,867,773
-----------------------------------------------------------
October 31, 2007                                  1,450,461
-----------------------------------------------------------
October 31, 2008                                    338,540
-----------------------------------------------------------
October 31, 2010                                  4,180,954
===========================================================
Total capital loss carryforward                 $20,837,728
___________________________________________________________
===========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2003 was $110,246,851 and $107,963,758, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                         $ 1,701,632
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (1,408,529)
===========================================================
Net unrealized appreciation of investment
  securities                                    $   293,103
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $39,807,868.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions and net operating losses on October 31, 2003, undistributed net investment income (loss) was increased by $279,506, undistributed net realized gains (losses) decreased by $242,510 and shares of beneficial interest decreased by $36,996. This reclassification had no effect on the net assets of the Fund.


NOTE 10--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------
                                                                         2003                         2002
                                                              --------------------------    -------------------------
                                                                SHARES         AMOUNT        SHARES         AMOUNT
---------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,942,837    $ 23,603,268    1,249,640    $ 14,281,178
---------------------------------------------------------------------------------------------------------------------
  Class B                                                        625,870       7,354,770      505,919       5,786,626
---------------------------------------------------------------------------------------------------------------------
  Class C                                                        246,429       2,923,572      308,554       3,384,904
=====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         10,183         117,614        6,136          62,830
---------------------------------------------------------------------------------------------------------------------
  Class B                                                          1,175          13,198           18             180
---------------------------------------------------------------------------------------------------------------------
  Class C                                                            184           2,070            1              12
=====================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         94,134       1,138,644      123,071       1,378,868
---------------------------------------------------------------------------------------------------------------------
  Class B                                                        (97,085)     (1,138,644)    (127,313)     (1,378,868)
=====================================================================================================================
Reacquired:
  Class A                                                     (1,849,551)    (22,629,310)    (905,005)    (10,060,158)
---------------------------------------------------------------------------------------------------------------------
  Class B                                                       (456,840)     (5,446,659)    (573,699)     (6,032,138)
---------------------------------------------------------------------------------------------------------------------
  Class C                                                       (140,358)     (1,682,363)    (278,055)     (2,963,097)
=====================================================================================================================
                                                                 376,978    $  4,256,160      309,267    $  4,460,337
_____________________________________________________________________________________________________________________
=====================================================================================================================

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                     CLASS A
                                                ---------------------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                ---------------------------------------------------------------------------------
                                                   2003             2002             2001             2000             1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 11.10          $ 10.58          $ 12.22          $ 12.12          $ 10.95
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       (0.06)(a)        (0.01)(a)         0.05(a)          0.02(a)          0.02(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          2.09             0.59            (1.69)            0.08             1.15
=================================================================================================================================
    Total from investment operations                  2.03             0.58            (1.64)            0.10             1.17
=================================================================================================================================
Less dividends from net investment income            (0.08)           (0.06)              --               --               --
=================================================================================================================================
Net asset value, end of period                     $ 13.05          $ 11.10          $ 10.58          $ 12.22          $ 12.12
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                      18.34%            5.56%          (13.42)%           0.74%           10.68%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $23,846          $18,076          $12,224          $12,638          $15,664
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                    2.00%(c)         2.00%            2.00%            2.00%            2.00%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                 2.52%(c)         2.76%            2.84%            2.80%            2.30%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 (0.53)%(c)       (0.13)%           0.45%            0.18%            0.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                297%             152%             189%             105%             123%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $24,672,340.


                                                                                     CLASS B
                                                ---------------------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                ---------------------------------------------------------------------------------
                                                   2003             2002             2001             2000             1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 10.74          $ 10.23          $ 11.88          $ 11.84          $ 10.75
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       (0.12)(a)        (0.07)(a)        (0.01)(a)        (0.04)(a)        (0.04)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          2.03             0.58            (1.64)            0.08             1.13
=================================================================================================================================
    Total from investment operations                  1.91             0.51            (1.65)            0.04             1.09
=================================================================================================================================
Less dividends from net investment income            (0.02)           (0.00)              --               --               --
=================================================================================================================================
Net asset value, end of period                     $ 12.63          $ 10.74          $ 10.23          $ 11.88          $ 11.84
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                      17.76%            4.99%          (13.89)%           0.34%           10.14%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $13,292          $10,510          $12,010          $13,710          $20,019
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                    2.50%(c)         2.50%            2.50%            2.50%            2.50%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                 3.02%(c)         3.26%            3.34%            3.30%            2.80%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 (1.03)%(c)       (0.63)%          (0.05)%          (0.32)%          (0.31)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                297%             152%             189%             105%             123%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $12,705,508.


                                                                                     CLASS C
                                                ---------------------------------------------------------------------------------
                                                                                                                    MARCH 1, 1999
                                                                                                                     (DATE SALES
                                                                     YEAR ENDED OCTOBER 31,                         COMMENCED) TO
                                                ----------------------------------------------------------------     OCTOBER 31,
                                                    2003             2002              2001            2000             1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $10.75           $10.24           $ 11.88          $11.84           $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.12)(a)        (0.07)(a)         (0.01)(a)       (0.04)(a)        (0.03)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         2.03             0.58             (1.63)           0.08             1.87
=================================================================================================================================
    Total from investment operations                 1.91             0.51             (1.64)           0.04             1.84
=================================================================================================================================
Less dividends from net investment income           (0.02)           (0.00)               --              --               --
=================================================================================================================================
Net asset value, end of period                     $12.64           $10.75           $ 10.24          $11.88           $11.84
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                     17.74%            4.98%           (13.80)%          0.34%           18.40%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $2,886           $1,311           $   937          $  453           $   41
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                   2.50%(c)         2.50%             2.50%           2.50%            2.50%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                3.02%(c)         3.26%             3.34%           3.30%            2.80%(d)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                (1.03)%(c)       (0.63)%           (0.05)%         (0.32)%          (0.31)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                            297%             152%              189%            105%             123%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $2,181,905.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 12--SUBSEQUENT EVENTS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group, Inc., the parent company of AIM, and he also holds the position of Senior Vice President with AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the funds in the AIM Family of Funds(R), which includes the INVESCO Funds (the "Funds") has been named as a defendant in any of these proceedings.

  The SEC proceeding alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG proceeding is also based on the circumstances described above. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

  The Colorado proceeding is also based on the circumstances described above. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  AIM has received inquiries from the SEC, the NASD, Inc., the NYAG and the Secretary of the Commonwealth of Massachusetts with respect to market timing, late trading, fair value pricing and other similar issues and AIM has been providing full cooperation with respect to these inquiries.

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against certain Funds, INVESCO, AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, but also regarding the funds' fair valuation pricing methodology. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Funds, INVESCO, AIM, AMVESCAP and related parties in the future.

  As a result of these developments, investors in the Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of these matters described above may have on the Fund or AIM's financial condition.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of AIM Global Energy Fund



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Energy Fund (one of the funds constituting AIM Investment Funds; hereafter referred to as the "Fund") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.



As described in Note 12, the Fund merged into INVESCO Energy Fund on November 24, 2003.

PRICEWATERHOUSECOOPERS LLP

December 16, 2003
Houston, Texas

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM Global Energy Fund, a portfolio of AIM Investment Funds, a Maryland corporation, was held on October 21, 2003. The meeting was adjourned and reconvened on October 28, 2003. The meeting was held for the following purposes:

(1)* To approve an Agreement and Plan of Reorganization under which all of the assets of AIM Global Energy Fund, an investment portfolio of AIM Investment Funds ("Trust"), will be transferred to INVESCO Energy Fund ("Buying Fund"), an investment portfolio of INVESCO Sector Funds, Inc. ("Buyer"), Buying Fund will assume the liabilities of AIM Global Energy Fund and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of AIM Global Energy Fund and, in connection therewith, the sale of all of AIM Global Energy Fund's assets and the termination of AIM Global Energy Fund as a designated series of Trust.

(2)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

The results of the voting on the above matters were as follows:

                                                                      VOTES        WITHHELD/
       MATTER                                         VOTES FOR      AGAINST      ABSTENTIONS
---------------------------------------------------------------------------------------------
(1)*   To approve an Agreement and Plan of
       Reorganization under which all of the assets
       of AIM Global Energy Fund, an investment
       portfolio of AIM Investment Funds ("Trust"),
       will be transferred to INVESCO Energy Fund
       ("Buying Fund"), an investment portfolio of
       INVESCO Sector Funds, Inc. ("Buyer"), Buying
       Fund will assume the liabilities of AIM
       Global Energy Fund and Buyer will issue
       shares of each class of Buying Fund to
       shareholders of the corresponding class of
       shares of AIM Global Energy Fund and, in
       connection therewith, the sale of all of AIM
       Global Energy Fund's assets and the
       termination of AIM Global Energy Fund as a
       designated series of Trust...................  1,290,375      74,662         617,811**

                                                                     WITHHOLDING
      DIRECTORS/MATTER                               VOTES FOR        AUTHORITY
--------------------------------------------------------------------------------
(2)*  Bob R. Baker.................................  87,984,873       2,902,602
      Frank S. Bayley..............................  87,982,085       2,905,390
      James T. Bunch...............................  88,001,445       2,886,030
      Bruce L. Crockett............................  88,021,609       2,865,866
      Albert R. Dowden.............................  88,014,018       2,873,457
      Edward K. Dunn, Jr. .........................  87,988,643       2,898,832
      Jack M. Fields...............................  88,028,221       2,859,254
      Carl Frischling..............................  87,950,710       2,936,765
      Robert H. Graham.............................  87,995,193       2,892,282
      Gerald J. Lewis..............................  87,934,743       2,952,732
      Prema Mathai-Davis...........................  87,970,063       2,917,412
      Lewis F. Pennock.............................  87,993,641       2,893,834
      Ruth H. Quigley..............................  87,951,691       2,935,784
      Louis S. Sklar...............................  88,014,716       2,872,759
      Larry Soll, Ph.D. ...........................  87,991,750       2,895,725
      Mark H. Williamson...........................  88,016,988       2,870,487

The Special Meeting of Shareholders of the Company noted above was adjourned and reconvened on October 28, 2003. At the reconvened meeting the following matter was then considered:

                                                                      VOTES        WITHHELD/
       MATTER                                         VOTES FOR      AGAINST      ABSTENTIONS
---------------------------------------------------------------------------------------------
(1)*   Approval of an Agreement and Plan of
       Reorganization under which all of the assets
       of AIM Global Energy Fund, an investment
       portfolio of AIM Investment Funds ("Trust"),
       will be transferred to INVESCO Energy Fund
       ("Buying Fund"), an investment portfolio of
       INVESCO Sector Funds, Inc. ("Buyer"), Buying
       Fund will assume the liabilities of AIM
       Global Energy Fund and Buyer will issue
       shares of each class of Buying Fund to
       shareholders of the corresponding class of
       shares of AIM Global Energy Fund and, in
       connection therewith, the sale of all of AIM
       Global Energy Fund's assets and the
       termination of AIM Global Energy Fund as a
       designated series of Trust.                    1,378,009      95,455         532,858**

 * Proposal required approval by a combined vote of all the portfolios of AIM Investment Funds.

** Includes Broker Non-Votes.

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of AIM Investment Funds (the "Trust") is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 132 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND          TRUSTEE AND/
POSITION(S) HELD WITH THE        OR OFFICER    PRINCIPAL OCCUPATION(S)                                         OTHER DIRECTORSHIP(S)
TRUST                            SINCE         DURING PAST 5 YEARS                                             HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------

INTERESTED PERSONS
----------------------------------------------------------------------------------------------------------------------------------
Robert H. Graham(1) -- 1946    1988            Director and Chairman, A I M Management Group Inc.               None
Trustee, Chairman and                          (financial services holding company); and Director and Vice
President                                      Chairman, AMVESCAP PLC and Chairman of AMVESCAP PLC -- AIM
                                               Division (parent of AIM and a global investment management firm)
                                               Formerly: President and Chief Executive Officer, A I M
                                               Management Group Inc.; Director, Chairman and President,
                                               A I M Advisors, Inc. (registered investment advisor); and
                                               Director and Chairman, A I M Capital Management, Inc.
                                               (registered investment advisor), A I M Distributors, Inc.
                                               (registered broker dealer), AIM Investment Services, Inc.,
                                               (registered transfer agent), and Fund Management Company
                                               (registered broker dealer); and Chief Executive Officer,
                                               AMVESCAP PLC -- Managed Products
------------------------------------------------------------------------------------------------------------------------------------
Mark H. Williamson(2) -- 1951  2003            Director, President and Chief Executive Officer, A I M         Director and Chairman,
Trustee and Executive Vice                     Management Group Inc. (financial services holding company);    INVESCO Bond Funds,
President                                      Director, Chairman and President, A I M Advisors, Inc.         Inc., INVESCO
                                               (registered investment advisor); Director, A I M Capital       Combination Stock &
                                               Management, Inc. (registered investment advisor) and A I M     Bond Funds, Inc.,
                                               Distributors, Inc. (registered broker dealer); Director and    INVESCO Counselor
                                               Chairman, AIM Investment Services, Inc. (registered transfer   Series Funds, Inc.,
                                               agent); and Fund Management Company (registered broker         INVESCO International
                                               dealer); and Chief Executive Officer, AMVESCAP PLC -- AIM      Funds, Inc., INVESCO
                                               Division (parent of AIM and a global investment management     Manager Series Funds,
                                               firm)                                                          Inc., INVESCO Money
                                               Formerly: Director, Chairman, President and Chief Executive    Market Funds, Inc.,
                                               Officer, INVESCO Funds Group, Inc. and INVESCO Distributors,   INVESCO Sector Funds,
                                               Inc.; Chief Executive Officer, AMVESCAP PLC -- Managed         Inc., INVESCO Stock
                                               Products; Chairman and Chief Executive Officer of              Funds, Inc., INVESCO
                                               NationsBanc Advisors, Inc.; and Chairman of NationsBanc        Treasurer's Series
                                               Investments, Inc.                                              Funds, Inc. and
                                                                                                              INVESCO Variable
                                                                                                              Investment Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Bob R. Baker(3) -- 1936        2003            Consultant                                                     None
Trustee
                                               Formerly: President and Chief Executive Officer, AMC Cancer
                                               Research Center; and Chairman and Chief Executive Officer,
                                               First Columbia Financial Corporation
------------------------------------------------------------------------------------------------------------------------------------
Frank S. Bayley -- 1939        1987            Of Counsel, law firm of Baker & McKenzie                       Badgley Funds, Inc.
Trustee                                                                                                       (registered investment
                                                                                                              company)
------------------------------------------------------------------------------------------------------------------------------------
James T. Bunch(3) -- 1942      2003            Co-President and Founder, Green, Manning & Bunch Ltd.,         None
Trustee                                        (investment banking firm); and Director, Policy Studies,
                                               Inc. and Van Gilder Insurance Corporation
                                               Formerly: General Counsel and Director, Boettcher & Co.; and
                                               Chairman and Managing Partner, law firm of Davis, Graham &
                                               Stubbs
------------------------------------------------------------------------------------------------------------------------------------
Bruce L. Crockett -- 1944      2001            Chairman, Crockett Technology Associates (technology           ACE Limited (insurance
Trustee                                        consulting company)                                            company); and
                                                                                                              Captaris, Inc.
                                                                                                              (unified messaging
                                                                                                              provider)
------------------------------------------------------------------------------------------------------------------------------------
Albert R. Dowden -- 1941       2001            Director of a number of public and private business            Cortland Trust, Inc.
Trustee                                        corporations, including the Boss Group Ltd. (private           (Chairman) (registered
                                               investment and management) and Magellan Insurance Company      investment company);
                                               Formerly: Director, President and Chief Executive Officer,     Annuity and Life Re
                                               Volvo Group North America, Inc.; Senior Vice President, AB     (Holdings), Ltd.
                                               Volvo; and director of various affiliated Volvo Group          (insurance company)
                                               companies
------------------------------------------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr. -- 1935    2001            Formerly: Chairman, Mercantile Mortgage Corp.; President and   None
Trustee                                        Chief Operating Officer, Mercantile-Safe Deposit & Trust
                                               Co.; and President, Mercantile Bankshares Corp.
------------------------------------------------------------------------------------------------------------------------------------
Jack M. Fields -- 1952         2001            Chief Executive Officer, Twenty First Century Group, Inc.      Administaff
Trustee                                        (government affairs company) and Texana Timber LP
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

(3) Elected trustee of the Trust on October 21, 2003.

As of January 1, 2003

The address of each trustee and officer of AIM Investment Funds (the "Trust") is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 132 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.


NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                               OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                                   HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           2001               Partner, law firm of Kramer Levin Naftalis and        Cortland Trust, Inc.
  Trustee                                              Frankel LLP                                           (registered investment
                                                                                                             company)
-----------------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis(3) -- 1933        2003               Chairman, Lawsuit Resolution Services (San            General Chemical
  Trustee                                              Diego, California)                                    Group, Inc.,
                                                       Formerly: Associate Justice of the California         Wheelabrator
                                                       Court of Appeals                                      Technologies, Inc.
                                                                                                             (waste management
                                                                                                             company), Fisher
                                                                                                             Scientific, Inc.,
                                                                                                             Henley Manufacturing,
                                                                                                             Inc. (laboratory
                                                                                                             supplies), and
                                                                                                             California Coastal
                                                                                                             Properties, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        2001               Formerly: Chief Executive Officer, YWCA of the        None
  Trustee                                              USA
-----------------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          2001               Partner, law firm of Pennock & Cooper                 None
  Trustee
-----------------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           1987               Retired                                               None
  Trustee
-----------------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            2001               Executive Vice President, Development and             None
  Trustee                                              Operations Hines Interests Limited Partnership
                                                       (real estate development company)
-----------------------------------------------------------------------------------------------------------------------------------
  Larry Soll, Ph.D.(3) -- 1942      2003               Retired                                               None
  Trustee
-----------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003               Director, Senior Vice President, Secretary and        N/A
  Senior Vice President                                General Counsel, A I M Management Group Inc.
                                                       (financial services holding company) and A I M
                                                       Advisors, Inc.; Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors, Inc. and
                                                       AIM Investment Services, Inc.; and Director,
                                                       Vice President and General Counsel, Fund
                                                       Management Company Formerly: Senior Vice
                                                       President and General Counsel, Liberty
                                                       Financial Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty Funds
                                                       Group, LLC
-----------------------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1998               Director, Chairman and Director of                    N/A
  Senior Vice President                                Investments, A I M Capital Management, Inc.;
                                                       Director and Executive Vice President, A I M
                                                       Management Group Inc.; Director and Senior
                                                       Vice President, A I M Advisors, Inc.; and
                                                       Director, A I M Distributors, Inc. and
                                                       AMVESCAP PLC Formerly: Chief Executive Officer
                                                       and President, A I M Capital Management Inc.
-----------------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Chief Research Officer          N/A
  Vice President                                       -- Fixed Income, A I M Capital Management,
                                                       Inc.; and Vice President, A I M Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1998               Vice President and Chief Compliance Officer,          N/A
  Vice President                                       A I M Advisors, Inc. and A I M Capital
                                                       Management, Inc.; and Vice President, AIM
                                                       Investment Services, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        2002               Vice President, A I M Advisors, Inc., and             N/A
  Vice President                                       President, Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital Management,
                                                       Inc.
-----------------------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1998               Vice President and Fund Treasurer, A I M              N/A
  Vice President and Treasurer                         Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

(3) Elected trustee of the Trust on October 21, 2003.
(4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.
(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            A I M Distributors, Inc.        PricewaterhouseCoopers LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1201 Louisiana, Suite 2900
Houston, TX 77046               Suite 100                       Suite 100                       Houston, TX 77002
                                Houston, TX 77046               Houston, TX 77046-1173

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   State Street Bank and
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   Trust Company
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          225 Franklin Street
Philadelphia, PA 19103          New York, NY 10022-3852                                         Boston, MA 02110

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended October 31, 2003, 41.40% is eligible for the dividends received deduction for corporations.

For its tax year ended October 31, 2003, the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual amount for the calendar year will be designated in the Fund's year end tax statement.

    DOMESTIC EQUITY                         INTERNATIONAL/GLOBAL EQUITY                                  FIXED INCOME

AIM Aggressive Growth Fund              AIM Asia Pacific Growth Fund                      TAXABLE
AIM Balanced Fund*                      AIM Developing Markets Fund
AIM Basic Balanced Fund*                AIM European Growth Fund                          AIM Floating Rate Fund
AIM Basic Value Fund                    AIM European Small Company Fund                   AIM High Yield Fund
AIM Blue Chip Fund                      AIM Global Aggressive Growth Fund                 AIM Income Fund
AIM Capital Development Fund            AIM Global Growth Fund                            AIM Intermediate Government Fund
AIM Charter Fund                        AIM Global Trends Fund                            AIM Limited Maturity Treasury Fund
AIM Constellation Fund                  AIM Global Value Fund(4)                          AIM Money Market Fund
AIM Dent Demographic Trends Fund        AIM International Emerging Growth Fund            AIM Short Term Bond Fund
AIM Diversified Dividend Fund(1)        AIM International Growth Fund                     AIM Total Return Bond Fund
AIM Emerging Growth Fund                AIM Trimark Fund                                  INVESCO U.S. Government Money Fund
AIM Large Cap Basic Value Fund          INVESCO International Core Equity Fund(5)
AIM Large Cap Growth Fund                                                                 TAX-FREE
AIM Libra Fund                                   SECTOR EQUITY
AIM Mid Cap Basic Value Fund                                                              AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund            AIM Global Health Care Fund                       AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                 AIM Real Estate Fund                              AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund                INVESCO Advantage Health Sciences Fund            AIM Tax-Free Intermediate Fund
AIM Opportunities II Fund               INVESCO Energy Fund
AIM Opportunities III Fund              INVESCO Financial Services Fund
AIM Premier Equity Fund                 INVESCO Gold & Precious Metals Fund
AIM Select Equity Fund                  INVESCO Health Sciences Fund
AIM Small Cap Equity Fund(2)            INVESCO Leisure Fund
AIM Small Cap Growth Fund(3)            INVESCO Multi-Sector Fund
AIM Trimark Endeavor Fund               INVESCO Technology Fund
AM Trimark Small Companies Fund         INVESCO Utilities Fund
AIM Weingarten Fund
INVESCO Core Equity Fund
INVESCO Dynamics Fund
INVESCO Mid-Cap Growth Fund
INVESCO Small Company Growth Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*

* Domestic equity and income fund

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5) Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

   For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after January 20, 2004, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $142 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $345 billion in assets under management. Data as of September 30, 2003.




                                                 AIMinvestments.com    GEN-AR-1


                                               YOUR GOALS. OUR SOLUTIONS.--Servicemark--
----------------------------------------------------------------------------------------
Mutual    Retirement   Annuities  College  Separately  Offshore  Alternative  Cash              [AIM INVESTMENTS LOGO APPEARS HERE]
Funds     Products                Savings  Managed     Products  Investments  Management                  --Servicemark--
                                  Plans    Accounts

                                              AIM GLOBAL FINANCIAL SERVICES FUND
                                Annual Report to Shareholders o October 31, 2003






                                  [COVER IMAGE]








  YOUR GOALS. OUR SOLUTIONS.                  [AIM INVESTMENT LOGO APPEARS HERE]
       --Servicemark--                                   --Servicemark--

================================================================================
AIM GLOBAL FINANCIAL SERVICES FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.
================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information       o Had the advisor and distributor not       o The unmanaged MSCI All Country (AC)
presented is as of 10/31/03 and is based     waived fees and/or reimbursed expenses,     World Free Index--Registered Trademark--
on total net assets.                         returns would have been lower.              tracks the performance of approximately 50
                                                                                         developed and emerging countries covered by
o AIM Global Financial Services Fund's       o International investing presents          Morgan Stanley Capital International. A
performance figures are historical, and      certain risks not associated with           "free" index represents investable oppor-
they reflect fund expenses, the              investing solely in the United States.      tunities for global investors, taking into
reinvestment of distributions, and           These include risks relating to             account the local market restrictions on
changes in net asset value.                  fluctuations in the value of the U.S.       share ownership by foreign investors.
                                             dollar relative to the values of other
o When sales charges are included in         currencies, the custody arrangements made   o The unmanaged Standard & Poor's
performance figures, Class A share           for the fund's foreign holdings,            Composite Index of 500 Stocks (the S&P
performance reflects the maximum 4.75%       differences in accounting, political        500--Registered Trademark--) is an index
sales charge, and Class B and Class C        risks and the lesser degree of public       of common stocks frequently used as a
share performance reflects the applicable    information required to be provided by      general measure of U.S. stock market
contingent deferred sales charge (CDSC)      non-U.S. companies.                         performance.
for the period involved. The CDSC on
Class B shares declines from 5% beginning    o Investing in a single-sector or           o Bloomberg, Inc. is a well-known
at the time of purchase to 0% at the         single-region mutual fund may involve       independent financial research and
beginning of the seventh year. The CDSC      greater risk and potential reward than      reporting firm.
on Class C shares is 1% for the first        investing in a more diversified fund.
year after purchase. The performance of                                                  o A direct investment cannot be made in
the fund's share classes will differ due     o The fund's investment return and          an index. Unless otherwise indicated,
to different sales charge structures and     principal value will fluctuate, so an       index results include reinvested
class expenses.                              investor's shares, when redeemed, may be    dividends, and they do not reflect sales
                                             worth more or less than their original      charges or fund expenses.
o Effective 9/30/03, Class B shares are      cost.
not available as an investment for                                                       A description of the policies and
retirement plans maintained pursuant to      o Industry classifications used in this     procedures that the Fund uses to
Section 401 of the Internal Revenue Code,    report are generally according to the       determine how to vote proxies relating to
including 401(k) plans, money purchase       Global Industry Classification Standard,    portfolio securities is available without
pension plans and profit sharing plans.      which was developed by and is the           charge, upon request, by calling
Plans that have existing accounts            exclusive property and a service mark of    800-959-4246, or on the AIM Web site,
invested in Class B shares will continue     Morgan Stanley Capital International Inc.   AIMinvestments.com.
to be allowed to make additional             and Standard & Poor's.
purchases.

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE        This report may be distributed only to shareholders or
                                                             to persons who have received a current prospectus of
                                                             the fund.
=====================================================

AIMinvestments.com

TO OUR SHAREHOLDERS


                      DEAR FELLOW SHAREHOLDER IN                  new policies and strengthened existing ones--to discourage
                      THE AIM FAMILY OF FUNDS                     harmful short-term trading. These steps include:
                      --Registered Trademark--:
                                                                     o  Strengthening daily monitoring of trading activities.
[PHOTO OF             As you may be aware, there has been a
ROBERT H.             great deal of media coverage recently          o  Imposing redemption fees on additional funds we believe
GRAHAM]               about the mutual fund industry and                may be vulnerable to harmful short-term trading
                      allegations of improper activities by             activity.
ROBERT H. GRAHAM      certain individuals and companies. As
                      part of these widespread investigations,       o  Implementing an enhanced exchange policy (effective on
[PHOTO OF             INVESCO Funds Group (IFG), the former             or about March 1, 2004) designed to limit exchanges
MARK H.               adviser to certain INVESCO Funds, was             between funds.
WILLIAMSON]           recently named as a defendant in
                      separate civil enforcement actions by          o  Employing an enhanced fair value pricing policy on
MARK H. WILLIAMSON    the U.S. Securities and Exchange                  certain foreign securities as well as certain illiquid
                      Commission (SEC), the Office of the New           securities.
                      York Attorney General and the State of
Colorado over an issue known as "market timing." A number         None of these tools alone, nor all of them taken together,
of private class or derivative actions also were filed in         eliminate the possibility of short-term trading strategies
the wake of the regulators' actions.                              that may be detrimental to a fund. Moreover, each of these tools involves judgments that are inherently subjective. We
   Investors are understandably concerned and frustrated about    have always sought and continue to seek to make these
these reports, and we would like to take this opportunity to      judgments to the best of our abilities and in a manner that we
assure you that, based on an investigation conducted by an        believe is consistent with the best interests of our fund
outside firm, IFG and its parent company, AMVESCAP PLC,           shareholders. And we remain committed to being as vigilant as
believe that these civil actions are without merit. IFG is        possible in the future to identify and address any harmful
contesting the charges.                                           market timing investors who have the potential to harm our long-term fund shareholders.
   We encourage you to continue to monitor this situation,
particularly as IFG has the opportunity to address the               We sincerely hope these developments and the media coverage
allegations that have been made. Current information will be      surrounding them do not result in you or other shareholders
posted on our Web site at AIMinvestments.com. We will continue    losing confidence in AIM or INVESCO Funds. Amidst this storm
to communicate to you on our Web site about our finding, and      of controversy in the mutual fund industry, we believe we can
the actions we are taking to protect and promote the interests    find encouragement in the recovering economy and rising equity
of our shareholders. The independent trustees of the funds are    markets. As we write this letter, for instance, the S&P
receiving regular reports from their independent counsel and      500--Registered Trademark-- Index is up approximately 23%
outside counsel hired by AMVESCAP PLC, the parent of AIM and      year-to-date. Although past performance is no guarantee of
IFG, to perform an ongoing investigation of market timing.        future results, there appear to be indicators that the economy and stock markets are showing signs of welcomed improvement.
A COMPLEX ISSUE                                                   We encourage you to read the enclosed discussion of your
                                                                  fund's performance during this past reporting period.
Market timing is an investment technique not defined in any
regulation that involves frequent short-term trading of mutual    OUR UNWAVERING COMMITMENT
fund shares, sometimes with a goal to exploit inefficiencies
in the way mutual funds price their shares. We recognize that     At AIM Investments, we have never wavered in our commitment to
fund management companies have tried to deal with this complex    helping you build solutions for your financial goals. Our
issue in various ways and believe that industry-wide guidance     company was founded on a core principle of integrity, and we
is in order. To that end, we welcome SEC Chairman William         have always worked hard to earn the trust of our shareholders.
Donaldson's pledge to adopt new rules designed to curb market     We are committed to doing all we can to maintain your trust
timing abuses. Comprehensive rulemaking is necessary and is       and confidence.
the best way to establish new industry responsibilities
designed to protect shareholders. We support practical rule          Thank you for your continued participation in AIM
changes and structural modifications that are fair,               Investments. Please call your financial advisor or one of our
enforceable and, most importantly, beneficial for investors.      Client Service representatives at 800-959-4246 if you have any further questions or concerns about your AIM Investments
   AIM Investments has policies in place designed to identify,    account.
prevent and eliminate harmful trading or other activities
deemed to be detrimental to the funds. We have also recently      Sincerely,
taken additional steps--implemented
                                                                  /s/ ROBERT H. GRAHAM                /s/ MARK H. WILLIAMSON
                                                                  Robert H. Graham                    Mark H. Williamson
                                                                  Chairman and President              President and CEO
                                                                  The AIM Family of Funds(R)          AIM Investments
                                                                  --Registered Trademark--

                                                                  December 18, 2003

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

AIM GLOBAL FINANCIAL SERVICES FUND POSTS DOUBLE-DIGIT RETURNS                            advisory services, real estate financing
                                                                                         and other services through more than a
AIM Global Financial Services Fund           at 6.0% at the close of the reporting       dozen subsidiaries.
achieved total returns at net asset value    period.
of 23.81% for Class A shares, 23.22% for                                                 o Investment banking and brokerage
Class B shares and 23.22% for Class C        For most of the fiscal year, the Federal    services firm Merrill Lynch, which
shares for the fiscal year ended October     Reserve (the Fed) kept the short-term       experienced net income growth for its most
31, 2003. These results were slightly        federal funds rate at 1.25%. On June 25,    recent fiscal year.
under the 24.86% return of the MSCI AC       2003, it lowered that rate to 1.00%, its
World Free Index and outperformed the U.S.   lowest level since 1958. At the time, the   o Lehman Brothers Holdings, which offers
stock market as measured by the S&P 500      Fed said it favored a more expansive        investment and merchant banking services,
Index, which returned 20.79% for the same    monetary policy because the economy had     underwriting and additional services.
period. Since over 86% of the fund's         not yet exhibited sustainable growth.
portfolio was invested in U.S. equities,                                                 o Citigroup, the world's largest financial
the S&P 500 is a more comparable             The financial sector of the S&P 500 did     services firm, offering banking, asset
broad-market index for the fund's            well for the fiscal year, recording a       management, insurance, and investment
performance.                                 23.41% gain. Small- and mid-cap stocks      banking at more than 2,600 locations in
                                             generally outperformed large-cap stocks.    the United States and some 3,000 more in
MARKET CONDITIONS                            While the performance of large-cap growth   foreign locations.
                                             and large-cap value stocks was similar,
Amid a backdrop of generally improving       mid- and small-cap growth stocks generally  IN CLOSING
economic conditions, the S&P 500, as noted   outperformed their value counterparts by
above, produced a total return of just       wider margins.                              Effective November 24, 2003, AIM Global
over 20% for the year ended October 31,                                                  Financial Services Fund was reorganized
2003. The index rose in November 2002,       YOUR FUND                                   into INVESCO Financial Services Fund, as
then fell over the next three months,                                                    approved at the meeting of shareholders on
dropping to its lowest level for the         We continued to invest primarily in such    October 28, 2003. We look forward to
fiscal year on March 11, 2003. The index     companies as commercial banks, insurance    communicating with you in six months as a
then rallied, posting a gain of 32.67%       brokerages, securities brokerages,          shareholder of INVESCO Financial Services
from its low on March 11 through the end     investment banks, leasing companies, and    Fund.
of the fiscal year.                          real estate-related companies. We
                                             continued to look for firms possessing                          JOSEPH W. SKORNICKA
During this rally, the United States and     characteristics such as above-average per   [PHOTO OF           Mr. Skornicka,
its allies took military action against      share earnings growth, high return on       JOSEPH W.           Chartered Financial
Iraq and ousted the regime of Saddam         invested capital, a healthy balance sheet,  SKORNICKA]          Analyst, is a Vice
Hussein. The nation's gross domestic         sound financial and accounting policies                         President of INVESCO
product, generally considered the broadest   and overall financial strength, strong      Funds Group, Inc. and portfolio manager of
measure of economic activity, expanded at    management, and general operating           AIM Global Financial Services Fund and
an annualized rate of 3.3% in the second     characteristics that we believe will        INVESCO Financial Services Fund. Before
quarter and 8.2% in the third quarter of     enable the companies to compete             joining INVESCO in 2001, he was a senior
2003. As of the close of the fiscal year,    successfully in their respective markets.   equity analyst and fund manager with
405 companies in the S&P 500 had reported                                                Munder Capital Management. He holds an
third-quarter earnings. According to         Among specific holdings that made positive  M.B.A. from the University of Michigan and
Bloomberg, a total of 65.4% of those         contributions to the fund for the fiscal    a B.A. from Michigan State University.
companies reported earnings that exceeded    year were:
expectations, compared to 60.2% for the
third quarter of 2002. The job market        o Anglo Irish Bank, which provides                See important fund and index
remained weak, however, as the nation's      business banking, wealth management, and         disclosures inside front cover.
unemployment rate stood                      treasury services through offices in
                                             Ireland, the U.K. and parts of Europe.

                                             o Legg Mason, which offers investment
                                             banking, broker-dealer and investment


                                    [GRAPHIC]

                                                      For More Information Visit

                                                              AIMinvestments.com
                                        2

FUND PERFORMANCE

                                [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
5/31/94--10/31/03

     DATE                 AIM GLOBAL                 AIM GLOBAL              MSCI AC
                   FINANCIAL SERVICES FUND     FINANCIAL SERVICES FUND      WORLD FREE
                        CLASS A SHARES              CLASS B SHARES            INDEX
  5/31/1994                  9525                       10000                  10000
    7/31/94                  9508                        9974                  10172
   10/31/94                  9682                       10149                  10550
    1/31/95                  8824                        9231                   9921
    4/30/95                  8583                        8969                  10868
    7/31/95                  9850                       10281                  11522
   10/31/95                  9933                       10350                  11386
    1/31/96                 11007                       11458                  12367
    4/30/96                 11410                       11863                  12917
    7/31/96                 10999                       11430                  12516
   10/31/96                 11943                       12400                  13191
    1/31/97                 13026                       13498                  13924
    4/30/97                 13424                       13885                  14276
    7/31/97                 16121                       16662                  16621
   10/31/97                 15517                       16009                  15310
    1/31/98                 15892                       16383                  16095
    4/30/98                 18821                       19376                  18098
    7/31/98                 19037                       19572                  18080
   10/31/98                 15909                       16345                  17304
    1/31/99                 19328                       19834                  19600
    4/30/99                 22321                       22872                  20829
    7/31/99                 20730                       21214                  21008
   10/31/99                 21730                       22213                  21807
    1/31/00                 22178                       22635                  23044
    4/30/00                 23134                       23587                  23537
    7/31/00                 25217                       25671                  23007
   10/31/00                 28267                       28742                  21981
    1/31/01                 28882                       29324                  21494
    4/30/01                 27214                       27600                  19697
    7/31/01                 27354                       27709                  18583
   10/31/01                 23458                       23726                  16452
    1/31/02                 25621                       25882                  17145
    4/30/02                 26094                       26328                  17224
    7/31/02                 22805                       22969                  14837
   10/31/02                 21690                       21827                  14219
    1/31/03                 21127                       21239                  13865
    4/30/03                 22625                       22709                  14783
    7/31/03                 25085                       25151                  16297
   10/31/03                 26839                       27085                  17809

Source: Lipper, Inc.

Your fund's total return includes sales charges, expenses and management fees. Results for B shares are calculated as if a hypothetical shareholder had liquidated his entire investment in the fund at the close of the reporting period and paid the applicable contingent deferred sales charges. The performance of the fund's share classes will differ due to different sales charge structures and class expenses. For fund performance calculations and indexes used in this report, please see the inside front cover.

Performance shown in the chart and table does not reflect deduction of taxes a shareholder would pay on fund distributions or sale of fund shares. Performance of the index does not reflect the effects of taxes.

This growth chart uses a logarithmic scale, which means the price scale (vertical axis) is structured so that a given distance always represents the same percent change in price, rather than the same absolute change in price. For example, the distance from one to 10 is the same as the distance from 10 to 100 on a logarithmic chart, but the latter distance is 10 times greater on a linear chart. A logarithmic scale better illustrates performance in the fund's early years before reinvested distributions and compounding create the potential for the original investment to grow to very large numbers.


===================================================================================================================================
AVERAGE ANNUAL TOTAL RETURNS                 In addition to returns as of the close of     AVERAGE ANNUAL TOTAL RETURNS
As of 10/31/03, including sales charges      the fiscal year, industry regulations         As of 9/30/03, including sales charges
                                             require us to provide average annual
CLASS A SHARES                               total returns (including sales charges)       CLASS A SHARES
Inception (5/31/94)               11.05%     for periods ended 9/30/03, the most           Inception (5/31/94)               10.39%
 5 Years                           9.96      recent calendar quarter-end.                   5 Years                          10.13
 1 Year                           17.93                                                     1 Year                           18.39
                                             Past performance cannot guarantee
CLASS B SHARES                               comparable future results. DUE TO             CLASS B SHARES
Inception (5/31/94)               11.16%     SIGNIFICANT MARKET VOLATILITY, RESULTS OF     Inception (5/31/94)               10.50%
 5 Years                          10.20      AN INVESTMENT MADE TODAY MAY DIFFER            5 Years                          10.38
 1 Year                           18.22      SUBSTANTIALLY FROM THE HISTORICAL              1 Year                           18.67
                                             PERFORMANCE SHOWN. CALL YOUR FINANCIAL
CLASS C SHARES                               ADVISOR FOR MORE CURRENT PERFORMANCE.         CLASS C SHARES
Inception (3/1/99)                 7.50%                                                   Inception (3/1/99)                 6.15%
 1 Year                           22.22                                                     1 Year                           22.67
===================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2003

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
DOMESTIC COMMON STOCKS-86.82%

ASSET MANAGEMENT & CUSTODY BANKS-11.01%

Bank of New York Co., Inc. (The)                 218,200   $  6,805,658
-----------------------------------------------------------------------
Franklin Resources, Inc.                         108,700      5,154,554
-----------------------------------------------------------------------
Investors Financial Services Corp.                65,500      2,314,115
-----------------------------------------------------------------------
Legg Mason, Inc.                                  63,400      5,278,050
-----------------------------------------------------------------------
Mellon Financial Corp.                            99,603      2,975,142
-----------------------------------------------------------------------
State Street Corp.                                38,000      1,989,680
=======================================================================
                                                             24,517,199
=======================================================================

CONSUMER FINANCE-6.35%

American Express Co.                             156,400      7,339,852
-----------------------------------------------------------------------
Capital One Financial Corp.                       82,800      5,034,240
-----------------------------------------------------------------------
MBNA Corp.                                        70,900      1,754,775
=======================================================================
                                                             14,128,867
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.95%

DST Systems, Inc.(a)                              85,200      3,222,264
-----------------------------------------------------------------------
SunGard Data Systems Inc.(a)                      39,800      1,116,390
=======================================================================
                                                              4,338,654
=======================================================================

DIVERSIFIED BANKS-16.97%

Bank of America Corp.                            135,600     10,268,988
-----------------------------------------------------------------------
Bank One Corp.                                    67,800      2,878,110
-----------------------------------------------------------------------
FleetBoston Financial Corp.                       64,800      2,617,272
-----------------------------------------------------------------------
U.S. Bancorp                                      69,400      1,889,068
-----------------------------------------------------------------------
Wachovia Corp.                                   226,800     10,403,316
-----------------------------------------------------------------------
Wells Fargo & Co.                                172,400      9,709,568
=======================================================================
                                                             37,766,322
=======================================================================

DIVERSIFIED CAPITAL MARKETS-3.88%

J.P. Morgan Chase & Co.                          240,700      8,641,130
=======================================================================

INSURANCE BROKERS-1.35%

Marsh & McLennan Cos., Inc.                       70,300      3,005,325
=======================================================================

INVESTMENT BANKING & BROKERAGE-13.48%

Ameritrade Holding Corp.(a)                       44,400        605,616
-----------------------------------------------------------------------
Bear Stearns Cos. Inc. (The)                      42,700      3,255,875
-----------------------------------------------------------------------
E*TRADE Financial Corp.(a)                       113,200      1,165,960
-----------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                   47,600      4,469,640
-----------------------------------------------------------------------
Lehman Brothers Holdings Inc.                    121,900      8,776,800
-----------------------------------------------------------------------
Merrill Lynch & Co., Inc.                        186,500     11,040,800
-----------------------------------------------------------------------
Morgan Stanley                                    12,600        691,362
=======================================================================
                                                             30,006,053
=======================================================================

-----------------------------------------------------------------------
                                                              MARKET
                                                SHARES        VALUE

LIFE & HEALTH INSURANCE-2.41%

Prudential Financial, Inc.                       102,700   $  3,968,328
-----------------------------------------------------------------------
UnumProvident Corp.                               85,500      1,399,635
=======================================================================
                                                              5,367,963
=======================================================================

MULTI-LINE INSURANCE-6.28%

American International Group, Inc.               175,150     10,654,375
-----------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)     60,400      3,315,960
=======================================================================
                                                             13,970,335
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-6.27%

Citigroup Inc.                                   243,201     11,527,727
-----------------------------------------------------------------------
Principal Financial Group, Inc.                   77,400      2,426,490
=======================================================================
                                                             13,954,217
=======================================================================

PROPERTY & CASUALTY INSURANCE-7.89%

Allstate Corp. (The)                             166,000      6,557,000
-----------------------------------------------------------------------
Ambac Financial Group, Inc.                       32,900      2,327,346
-----------------------------------------------------------------------
MBIA Inc.                                         28,500      1,698,885
-----------------------------------------------------------------------
SAFECO Corp.                                     139,700      5,126,990
-----------------------------------------------------------------------
Travelers Property Casualty Corp.-Class B        113,800      1,862,906
=======================================================================
                                                             17,573,127
=======================================================================

REGIONAL BANKS-2.79%

Charter One Financial, Inc.                       34,450      1,101,022
-----------------------------------------------------------------------
Southwest Bancorp. of Texas, Inc.                 16,800        603,288
-----------------------------------------------------------------------
Synovus Financial Corp.                           56,900      1,570,440
-----------------------------------------------------------------------
Zions Bancorp                                     47,800      2,929,662
=======================================================================
                                                              6,204,412
=======================================================================

THRIFTS & MORTGAGE FINANCE-6.19%

Fannie Mae                                        49,300      3,534,317
-----------------------------------------------------------------------
Freddie Mac                                       43,200      2,424,816
-----------------------------------------------------------------------
PMI Group, Inc. (The)                             86,800      3,318,364
-----------------------------------------------------------------------
Radian Group Inc.                                 85,000      4,496,500
=======================================================================
                                                             13,773,997
=======================================================================
    Total Domestic Common Stocks (Cost
      $162,921,824)                                         193,247,601
=======================================================================

FOREIGN STOCKS-10.37%

BERMUDA-1.78%

Endurance Specialty Holdings Ltd.
  (Reinsurance)                                   63,000      1,862,910
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
BERMUDA-(CONTINUED)

Willis Group Holdings Ltd. (Insurance
  Brokers)                                        62,700   $  2,087,910
=======================================================================
                                                              3,950,820
=======================================================================

CANADA-0.37%

Canadian Imperial Bank of Commerce
  (Diversified Banks)                             18,300        821,800
=======================================================================

FRANCE-0.75%

BNP Paribas S.A. (Diversified Banks)              31,800      1,665,110
=======================================================================

IRELAND-3.22%

Allied Irish Banks PLC (Diversified Banks)        78,900      1,149,833
-----------------------------------------------------------------------
Anglo Irish Bank Corp. PLC (Diversified
  Banks)                                         502,300      6,010,918
=======================================================================
                                                              7,160,751
=======================================================================

ITALY-1.05%

UniCredito Italiano S.p.A. (Diversified
  Banks)                                         477,400      2,344,906
=======================================================================

SWITZERLAND-2.59%

Credit Suisse Group (Diversified Capital
  Markets)(a)                                     37,700      1,323,325
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                                                              MARKET
                                                SHARES        VALUE
SWITZERLAND-(CONTINUED)

UBS A.G. (Diversified Capital Markets)            72,400   $  4,441,016
=======================================================================
                                                              5,764,341
=======================================================================

UNITED KINGDOM-0.61%

Man Group PLC (Asset Management & Custody
  Banks)                                          55,400      1,360,494
=======================================================================
    Total Foreign Stocks (Cost $16,499,437)                  23,068,222
=======================================================================

MONEY MARKET FUNDS-3.32%

STIC Liquid Assets Portfolio(b)                3,698,947      3,698,947
-----------------------------------------------------------------------
STIC Prime Portfolio(b)                        3,698,947      3,698,947
=======================================================================
    Total Money Market Funds (Cost
      $7,397,894)                                             7,397,894
=======================================================================
TOTAL INVESTMENTS-100.51% (Cost $186,819,155)               223,713,717
=======================================================================
OTHER ASSETS LESS LIABILITIES-(0.51%)                        (1,140,079)
=======================================================================
NET ASSETS-100.00%                                         $222,573,638
_______________________________________________________________________
=======================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

ASSETS:

Investments, at market value (cost
  $179,421,261)                                $216,315,823
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $7,397,894)                               7,397,894
-----------------------------------------------------------
Foreign currencies, at value (cost $164,424)        163,932
-----------------------------------------------------------
Receivables for:
  Investments sold                                2,605,066
-----------------------------------------------------------
  Fund shares sold                                   91,491
-----------------------------------------------------------
  Dividends                                         256,398
-----------------------------------------------------------
  Amount due from advisor                            35,911
-----------------------------------------------------------
Investment for deferred compensation plan             7,537
-----------------------------------------------------------
Other assets                                          8,187
===========================================================
     Total assets                               226,882,239
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                           3,311,504
-----------------------------------------------------------
  Fund shares reacquired                            415,668
-----------------------------------------------------------
  Deferred compensation plan                          7,537
-----------------------------------------------------------
Accrued distribution fees                           145,699
-----------------------------------------------------------
Accrued trustees' fees                                4,048
-----------------------------------------------------------
Accrued transfer agent fees                          96,083
-----------------------------------------------------------
Accrued operating expenses                          328,062
===========================================================
     Total liabilities                            4,308,601
===========================================================
Net assets applicable to shares outstanding    $222,573,638
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $203,851,764
-----------------------------------------------------------
Undistributed net investment income (loss)          (11,650)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and option contracts                          (18,161,046)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              36,894,570
===========================================================
                                               $222,573,638
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $104,106,105
___________________________________________________________
===========================================================
Class B                                        $ 91,229,074
___________________________________________________________
===========================================================
Class C                                        $ 27,238,459
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           4,459,120
___________________________________________________________
===========================================================
Class B                                           4,083,786
___________________________________________________________
===========================================================
Class C                                           1,219,498
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      23.35
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $23.35 divided by
       95.25%)                                 $      24.51
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $      22.34
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $      22.34
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $79,389)         $ 4,239,831
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      111,758
-------------------------------------------------------------------------
Securities lending                                                 62,820
=========================================================================
    Total investment income                                     4,414,409
=========================================================================

EXPENSES:

Advisory fees                                                   2,101,435
-------------------------------------------------------------------------
Administrative services fees                                       50,000
-------------------------------------------------------------------------
Custodian fees                                                     52,010
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         515,182
-------------------------------------------------------------------------
  Class B                                                         865,896
-------------------------------------------------------------------------
  Class C                                                         259,058
-------------------------------------------------------------------------
Transfer agent fees                                               878,221
-------------------------------------------------------------------------
Trustees' fees                                                     12,826
-------------------------------------------------------------------------
Other                                                             203,634
=========================================================================
    Total expenses                                              4,938,262
=========================================================================
Less: Fees waived and expense offset arrangements                 (63,176)
=========================================================================
    Net expenses                                                4,875,086
=========================================================================
Net investment income (loss)                                     (460,677)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (2,096,054)
-------------------------------------------------------------------------
  Foreign currencies                                              (53,791)
-------------------------------------------------------------------------
  Option contracts written                                        485,993
=========================================================================
                                                               (1,663,852)
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        46,411,962
-------------------------------------------------------------------------
  Foreign currencies                                               (1,538)
=========================================================================
                                                               46,410,424
=========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                             44,746,572
=========================================================================
Net increase in net assets resulting from operations          $44,285,895
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2003 and 2002

                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income (loss)                                  $   (460,677)   $ (1,645,236)
------------------------------------------------------------------------------------------
Net realized gain (loss) from investment securities, foreign
  currencies and option contracts                               (1,663,852)    (15,906,992)
------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of
  investment securities and foreign currencies                  46,410,424      (3,664,216)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 44,285,895     (21,216,444)
==========================================================================================
Share transactions-net:
  Class A                                                      (25,398,784)     (9,235,195)
------------------------------------------------------------------------------------------
  Class B                                                      (17,286,046)    (15,032,506)
------------------------------------------------------------------------------------------
  Class C                                                       (5,296,069)     (2,205,504)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (47,980,899)    (26,473,205)
==========================================================================================
    Net increase (decrease) in net assets                       (3,695,004)    (47,689,649)
==========================================================================================

NET ASSETS:

  Beginning of year                                            226,268,642     273,958,291
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(11,650) and $137,610 for 2003 and 2002,
    respectively)                                             $222,573,638    $226,268,642
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Financial Services Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On October 29, 2003, the Fund closed to new investors.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Market trends, movement in exchange traded funds and ADRs, and the bid/ask quotes of brokers and information providers may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has voluntarily agreed to waive fees and/or reimburse expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund, if any). For the year ended October 31, 2003, AIM waived fees of $58,764.


    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2003, AIM was paid $50,000 for such services.


    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as AIM Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2003, AISI retained $476,960 for such services.


    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, AIM Distributors may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2003, the Class A, Class B and Class C shares paid $514,618, $865,896 and $259,058, respectively after AIM Distributors waived fees of $564 for Class A shares.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2003, AIM Distributors retained $23,697 in front-end sales commissions from the sale of Class A shares and $370, $710 and $3,313 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the year ended October 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $3,771 and reductions in custodian fees of $77 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $3,848.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

    During the year ended October 31, 2003, the Fund paid legal fees of $2,499 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended October 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving line of credit facility or the committed line of credit facility.

    Additionally the Fund is permitted to carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At October 31, 2003, there were no securities on loan. For the year ended October 31, 2003, the Fund received fees of $62,820 for securities lending.

NOTE 7--OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD
--------------------------------------------------------------

                                                         CALL OPTION CONTRACTS
                                                         ----------------------
                                                         NUMBER OF    PREMIUMS
                                                         CONTRACTS    RECEIVED
-------------------------------------------------------------------------------
Beginning of year                                             --      $      --
-------------------------------------------------------------------------------
Written                                                    7,239        769,151
-------------------------------------------------------------------------------
Closed                                                    (4,854)      (538,978)
-------------------------------------------------------------------------------
Exercised                                                 (1,589)      (129,022)
-------------------------------------------------------------------------------
Expired                                                     (796)      (101,151)
===============================================================================
End of year                                                   --      $      --
_______________________________________________________________________________
===============================================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2003 and 2002.

Tax Components of Net Assets:

As of October 31, 2003, the components of net assets on a tax basis were as follows:

Unrealized appreciation -- investments              36,527,863
--------------------------------------------------------------
Temporary book/tax differences                         (11,650)
--------------------------------------------------------------
Capital loss carryforward                          (17,794,339)
--------------------------------------------------------------
Shares of beneficial interest                      203,851,764
==============================================================
Total net assets                                  $222,573,638
______________________________________________________________
==============================================================


    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales. The tax-basis unrealized appreciation on investments amount includes appreciation on foreign currencies of $8.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                    CAPITAL LOSS
EXPIRATION                                                          CARRYFORWARD
--------------------------------------------------------------------------------
October 31, 2009                                                    $   259,675
--------------------------------------------------------------------------------
October 31, 2010                                                     16,192,146
--------------------------------------------------------------------------------
October 31, 2011                                                      1,342,518
================================================================================
Total capital loss carryforward                                     $17,794,339
________________________________________________________________________________
================================================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2003 was $140,001,603 and $184,022,447, respectively.

                   UNREALIZED APPRECIATION (DEPRECIATION) OF
                     INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $37,195,223
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (667,368)
===============================================================================
Net unrealized appreciation of investment securities                $36,527,855
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $187,185,862.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses, partnership income and expense and foreign currency transactions, on October 31, 2003, undistributed net investment income was increased by $311,417, undistributed net realized gains increased by $164,482 and shares of beneficial interest decreased by $475,899. This reclassification had no effect on the net assets of the Fund.


NOTE 11--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                         CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------
                                        YEAR ENDED OCTOBER 31,
                       --------------------------------------------------------
                                  2003                          2002
                       --------------------------    --------------------------
                         SHARES         AMOUNT         SHARES         AMOUNT
-------------------------------------------------------------------------------
Sold:
  Class A               1,151,759    $ 22,833,240     2,582,636    $ 55,380,594
-------------------------------------------------------------------------------
  Class B                 424,403       8,228,117     1,253,533      26,379,817
-------------------------------------------------------------------------------
  Class C                 356,829       6,819,138       727,708      14,583,074
===============================================================================
Automatic conversion
  of Class B shares
  to Class A shares:
  Class A                 204,093       4,041,454       339,373       7,336,625
-------------------------------------------------------------------------------
  Class B                (212,735)     (4,041,454)     (355,226)     (7,336,625)
===============================================================================
Reacquired:
  Class A              (2,633,679)    (52,273,478)   (3,401,742)    (71,952,414)
-------------------------------------------------------------------------------
  Class B              (1,138,046)    (21,472,709)   (1,715,359)    (34,075,698)
-------------------------------------------------------------------------------
  Class C                (639,765)    (12,115,207)     (863,759)    (16,788,578)
===============================================================================
                       (2,487,141)   $(47,980,899)   (1,432,836)   $(26,473,205)
_______________________________________________________________________________
===============================================================================

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                           CLASS A
                                                              ------------------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------------
                                                                2003           2002           2001          2000          1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  18.86       $  20.40       $  24.85       $ 23.23       $ 17.05
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.01          (0.07)(a)      (0.06)(a)     (0.07)(a)     (0.02)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   4.48          (1.47)         (4.13)         5.87          6.25
================================================================================================================================
    Total from investment operations                              4.49          (1.54)         (4.19)         5.80          6.23
================================================================================================================================
Less distributions:
  Dividends from net investment income                              --             --             --         (0.25)        (0.02)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             --          (0.26)        (3.93)        (0.03)
================================================================================================================================
    Total distributions                                             --             --          (0.26)        (4.18)        (0.05)
================================================================================================================================
Net asset value, end of period                                $  23.35       $  18.86       $  20.40       $ 24.85       $ 23.23
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                                  23.81%         (7.55)%       (17.03)%       30.06%        36.62%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $104,106       $108,191       $126,816       $95,393       $30,987
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.00%(c)       1.97%          1.85%         2.00%         1.99%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.03%(c)       1.97%          1.85%         2.00%         2.12%
================================================================================================================================
Ratio of net investment income (loss) to average net assets       0.05%(c)      (0.31)%        (0.26)%       (0.33)%       (0.08)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                             68%            51%            53%           41%          107%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $103,036,307.

                                                                                          CLASS B
                                                              ----------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------------------
                                                               2003          2002           2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 18.13       $ 19.71       $  24.14       $ 22.67       $ 16.71
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.09)        (0.17)(a)      (0.17)(a)     (0.18)(a)     (0.12)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  4.30         (1.41)         (4.00)         5.72          6.11
==============================================================================================================================
    Total from investment operations                             4.21         (1.58)         (4.17)         5.54          5.99
==============================================================================================================================
Less distributions:
  Dividends from net investment income                             --            --             --         (0.14)           --
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --            --          (0.26)        (3.93)        (0.03)
==============================================================================================================================
    Total distributions                                            --            --          (0.26)        (4.07)        (0.03)
==============================================================================================================================
Net asset value, end of period                                $ 22.34       $ 18.13       $  19.71       $ 24.14       $ 22.67
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                                 23.22%        (8.02)%       (17.45)%       29.40%        35.91%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $91,229       $90,838       $114,852       $92,343       $49,619
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.50%(c)      2.47%          2.35%         2.50%         2.49%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.53%(c)      2.47%          2.35%         2.50%         2.62%
==============================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.45)%(c)    (0.81)%        (0.76)%       (0.83)%       (0.58)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                            68%           51%            53%           41%          107%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $86,589,637.

                                                                                           CLASS C
                                                            ---------------------------------------------------------------------
                                                                                                                    MARCH 1, 1999
                                                                                                                     (DATE SALES
                                                                         YEAR ENDED OCTOBER 31,                     COMMENCED) TO
                                                            -------------------------------------------------        OCTOBER 31,
                                                             2003          2002          2001          2000             1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 18.13       $ 19.71       $ 24.14       $ 22.67          $ 19.58
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.09)        (0.17)(a)     (0.17)(a)     (0.18)(a)        (0.08)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                4.30         (1.41)        (4.00)         5.72             3.17
=================================================================================================================================
    Total from investment operations                           4.21         (1.58)        (4.17)         5.54             3.09
=================================================================================================================================
Less distributions:
  Dividends from net investment income                           --            --            --         (0.14)              --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          --            --         (0.26)        (3.93)              --
=================================================================================================================================
    Total distributions                                          --            --         (0.26)        (4.07)              --
=================================================================================================================================
Net asset value, end of period                              $ 22.34       $ 18.13       $ 19.71       $ 24.14          $ 22.67
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                               23.22%        (8.02)%      (17.45)%       29.40%           15.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $27,238       $27,239       $32,290       $20,944          $   605
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                             2.50%(c)      2.47%         2.35%         2.50%            2.49%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                          2.53%(c)      2.47%         2.35%         2.50%            2.62%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                      (0.45)%(c)    (0.81)%       (0.76)%       (0.83)%          (0.58)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                       68%           51%           53%           41%             107%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $25,905,801.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 13--SUBSEQUENT EVENTS

On November 24, 2003, the Fund transferred substantially all of its assets to INVESCO Financial Services Fund ("Buying Fund") in exchange for shares of the Buying Fund in a tax-free reorganization.

  Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group, Inc., the parent company of AIM, and he also holds the position of Senior Vice President with AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the funds in the AIM Family of Funds(R), which includes the INVESCO Funds (the "Funds") has been named as a defendant in any of these proceedings.

  The SEC proceeding alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG proceeding is also based on the circumstances described above. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

  The Colorado proceeding is also based on the circumstances described above. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  AIM has received inquiries from the SEC, the NASD, Inc., the NYAG and the Secretary of the Commonwealth of Massachusetts with respect to market timing, late trading, fair value pricing and other similar issues and AIM has been providing full cooperation with respect to these inquiries.

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against certain Funds, INVESCO, AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, but also regarding the funds' fair valuation pricing methodology. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Funds, INVESCO, AIM, AMVESCAP and related parties in the future.

  As a result of these developments, investors in the Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of these matters described above may have on the Fund or AIM's financial condition.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of AIM Global Financial Services Fund



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Financial Services Fund (one of the funds constituting AIM Investment Funds; hereafter referred to as the "Fund") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



As described in Note 13, the Fund merged into INVESCO Financial Services Fund on November 24, 2003.

PRICEWATERHOUSECOOPERS LLP

December 16, 2003
Houston, Texas

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM Global Financial Services Fund, a portfolio of AIM Investment Funds, a Delaware statutory trust, was held on October 21, 2003. The meeting was adjourned and reconvened on October 28, 2003. The meeting was held for the following purposes:

(1)* To approve an Agreement and Plan of Reorganization under which all of the assets of AIM Global Financial Services Fund, an investment portfolio of AIM Investment Funds ("Trust"), will be transferred to INVESCO Financial Services Fund ("Buying Fund"), an investment portfolio of INVESCO Sector Funds, Inc. ("Buyer"), Buying Fund will assume the liabilities of AIM Global Financial Services Fund and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of AIM Global Financial Services Fund and, in connection therewith, the sale of all of AIM Global Financial Services Fund's assets and the termination of AIM Global Financial Services Fund as a designated series of Trust.

(2)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

The results of the voting on the above matters were as follows:

                                                                                     VOTES        WITHHELD/
       MATTER                                                        VOTES FOR      AGAINST      ABSTENTIONS
------------------------------------------------------------------------------------------------------------
(1)*   Approval of an Agreement and Plan of Reorganization under
       which all of the assets of AIM Global Financial Services
       Fund, an investment portfolio of AIM Investment Funds
       ("Trust"), will be transferred to INVESCO Financial Services
       Fund ("Buying Fund"), an investment portfolio of INVESCO
       Sector Funds, Inc. ("Buyer"), Buying Fund will assume the
       liabilities of AIM Global Financial Services Fund and Buyer will issue shares of each class of Buying Fund to
       shareholders of the corresponding class of shares of AIM
       Global Financial Services Fund and, in connection therewith, the sale of all of AIM Global Financial Services Fund's
       assets and the termination of AIM Global Financial Services
       Fund as a designated series of Trust........................  2,960,734      151,333      4,327,459**

                                                                                     WITHHOLDING
       DIRECTORS/ MATTER                                             VOTES FOR        AUTHORITY
------------------------------------------------------------------------------------------------
(2)*   Bob R. Baker................................................  87,984,873       2,902,602
       Frank S. Bayley.............................................  87,982,085       2,905,390
       James T. Bunch..............................................  88,001,445       2,886,030
       Bruce L. Crockett...........................................  88,021,609       2,865,866
       Albert R. Dowden............................................  88,014,018       2,873,457
       Edward K. Dunn, Jr..........................................  87,988,643       2,898,832
       Jack M. Fields..............................................  88,028,221       2,859,254
       Carl Frischling.............................................  87,950,710       2,936,765
       Robert H. Graham............................................  87,995,193       2,892,282
       Gerald J. Lewis.............................................  87,934,743       2,952,732
       Prema Mathai-Davis..........................................  87,970,063       2,917,412
       Lewis F. Pennock............................................  87,993,641       2,893,834
       Ruth H. Quigley.............................................  87,951,691       2,935,784
       Louis S. Sklar..............................................  88,014,716       2,872,759
       Larry Soll, Ph.D............................................  87,991,750       2,895,725
       Mark H. Williamson..........................................  88,016,988       2,870,487

The Special Meeting of Shareholders of the Company noted above was adjourned and reconvened on October 28, 2003. At the reconvened meeting the following matter was then considered:

                                                                                     VOTES        WITHHELD/
       MATTER                                                        VOTES FOR      AGAINST      ABSTENTIONS
------------------------------------------------------------------------------------------------------------
(1)*   Approval of an Agreement and Plan of Reorganization under
       which all of the assets of AIM Global Financial Services
       Fund, an investment portfolio of AIM Investment Funds
       ("Trust"), will be transferred to INVESCO Financial Services
       Fund ("Buying Fund"), an investment portfolio of INVESCO
       Sector Funds, Inc. ("Buyer"), Buying Fund will assume the
       liabilities of AIM Global Financial Services Fund and Buyer will issue shares of each class of Buying Fund to
       shareholders of the corresponding class of shares of AIM
       Global Financial Services Fund and, in connection therewith, the sale of all of AIM Global Financial Services Fund's
       assets and the termination of AIM Global Financial Services
       Fund as a designated series of Trust........................  3,775,191      168,457      1,593,548**

 * Proposal required approval by a combined vote of all the portfolios of AIM Investment Funds.

** Includes Broker Non-Votes.

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of AIM Investment Funds (the "Trust") is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 132 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND          TRUSTEE AND/
POSITION(S) HELD WITH THE        OR OFFICER   PRINCIPAL OCCUPATION(S)                                        OTHER DIRECTORSHIP(S)
TRUST                            SINCE        DURING PAST 5 YEARS                                            HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
------------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946    1988         Director and Chairman, A I M Management Group Inc.             None
  Trustee, Chairman and                       (financial services holding company); and Director and Vice
  President                                   Chairman, AMVESCAP PLC and Chairman of AMVESCAP PLC -- AIM
                                              Division (parent of AIM and a global investment management firm)
                                              Formerly: President and Chief Executive Officer, A I M
                                              Management Group Inc.; Director, Chairman and President,
                                              A I M Advisors, Inc. (registered investment advisor); and
                                              Director and Chairman, A I M Capital Management, Inc.
                                              (registered investment advisor), A I M Distributors, Inc.
                                              (registered broker dealer), AIM Investment Services, Inc.,
                                              (registered transfer agent), and Fund Management Company
                                              (registered broker dealer); and Chief Executive Officer,
                                              AMVESCAP PLC -- Managed Products
------------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951  2003         Director, President and Chief Executive Officer, A I M         Director and Chairman,
  Trustee and Executive Vice                  Management Group Inc. (financial services holding company);    INVESCO Bond Funds,
  President                                   Director, Chairman and President, A I M Advisors, Inc.         Inc., INVESCO
                                              (registered investment advisor); Director, A I M Capital       Combination Stock &
                                              Management, Inc. (registered investment advisor) and A I M     Bond Funds, Inc.,
                                              Distributors, Inc. (registered broker dealer); Director and    INVESCO Counselor
                                              Chairman, AIM Investment Services, Inc. (registered transfer   Series Funds, Inc.,
                                              agent); and Fund Management Company (registered broker         INVESCO International
                                              dealer); and Chief Executive Officer, AMVESCAP PLC -- AIM      Funds, Inc., INVESCO
                                              Division (parent of AIM and a global investment management     Manager Series Funds,
                                              firm)                                                          Inc., INVESCO Money
                                              Formerly: Director, Chairman, President and Chief Executive    Market Funds, Inc.,
                                              Officer, INVESCO Funds Group, Inc. and INVESCO Distributors,   INVESCO Sector Funds,
                                              Inc.; Chief Executive Officer, AMVESCAP PLC -- Managed         Inc., INVESCO Stock
                                              Products; Chairman and Chief Executive Officer of              Funds, Inc., INVESCO
                                              NationsBanc Advisors, Inc.; and Chairman of NationsBanc        Treasurer's Series
                                              Investments, Inc.                                              Funds, Inc. and
                                                                                                             INVESCO Variable
                                                                                                             Investment Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker(3) -- 1936        2003         Consultant                                                     None
  Trustee
                                              Formerly: President and Chief Executive Officer, AMC Cancer
                                              Research Center; and Chairman and Chief Executive Officer,
                                              First Columbia Financial Corporation
------------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939        1987         Of Counsel, law firm of Baker & McKenzie                       Badgley Funds, Inc.
  Trustee                                                                                                    (registered investment
                                                                                                             company)
------------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch(3) -- 1942      2003         Co-President and Founder, Green, Manning & Bunch Ltd.,         None
  Trustee                                     (investment banking firm); and Director, Policy Studies,
                                              Inc. and Van Gilder Insurance Corporation
                                              Formerly: General Counsel and Director, Boettcher & Co.; and
                                              Chairman and Managing Partner, law firm of Davis, Graham &
                                              Stubbs
------------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944      2001         Chairman, Crockett Technology Associates (technology           ACE Limited (insurance
  Trustee                                     consulting company)                                            company); and
                                                                                                             Captaris, Inc.
                                                                                                             (unified messaging
                                                                                                             provider)
------------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941       2001         Director of a number of public and private business            Cortland Trust, Inc.
  Trustee                                     corporations, including the Boss Group Ltd. (private           (Chairman) (registered
                                              investment and management) and Magellan Insurance Company      investment company);
                                              Formerly: Director, President and Chief Executive Officer,     Annuity and Life Re
                                              Volvo Group North America, Inc.; Senior Vice President, AB     (Holdings), Ltd.
                                              Volvo; and director of various affiliated Volvo Group          (insurance company)
                                              companies
------------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935    2001         Formerly: Chairman, Mercantile Mortgage Corp.; President and   None
  Trustee                                     Chief Operating Officer, Mercantile-Safe Deposit & Trust
                                              Co.; and President, Mercantile Bankshares Corp.
------------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952         2001         Chief Executive Officer, Twenty First Century Group, Inc.      Administaff
  Trustee                                     (government affairs company) and Texana Timber LP
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

(3) Elected trustee of the Trust on October 21, 2003.

As of January 1, 2003

The address of each trustee and officer of AIM Investment Funds (the "Trust") is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 132 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND          TRUSTEE AND/      PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST  OR OFFICER SINCE  DURING PAST 5 YEARS                                  HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Carl Frischling -- 1937        2001              Partner, law firm of Kramer Levin                    Cortland Trust, Inc.
  Trustee                                          Naftalis and Frankel LLP                             (registered investment
                                                                                                        company)
------------------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis(3) -- 1933     2003              Chairman, Lawsuit Resolution Services                General Chemical
  Trustee                                          (San Diego, California)                              Group, Inc.,
                                                   Formerly: Associate Justice of the                   Wheelabrator
                                                   California Court of Appeals                          Technologies, Inc.
                                                                                                        (waste management
                                                                                                        company), Fisher
                                                                                                        Scientific, Inc.,
                                                                                                        Henley Manufacturing,
                                                                                                        Inc. (laboratory
                                                                                                        supplies), and
                                                                                                        California Coastal
                                                                                                        Properties, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950     2001              Formerly: Chief Executive Officer,                   None
  Trustee                                          YWCA of the USA
------------------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942       2001              Partner, law firm of Pennock & Cooper                None
  Trustee
------------------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935        1987              Retired                                              None
  Trustee
------------------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939         2001              Executive Vice President,                            None
  Trustee                                          Development and Operations Hines
                                                   Interests Limited Partnership (real
                                                   estate development company)
------------------------------------------------------------------------------------------------------------------------------------
  Larry Soll, Ph.D.(3) -- 1942   2003              Retired                                              None
  Trustee
------------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956     2003              Director, Senior Vice President,                     N/A
  Senior Vice President                            Secretary and General Counsel, A I M
                                                   Management Group Inc. (financial
                                                   services holding company) and A I M
                                                   Advisors, Inc.; Vice President, A I
                                                   M Capital Management, Inc., A I M
                                                   Distributors, Inc. and AIM
                                                   Investment Services, Inc.; and
                                                   Director, Vice President and General
                                                   Counsel, Fund Management Company
                                                   Formerly: Senior Vice President and
                                                   General Counsel, Liberty Financial
                                                   Companies, Inc.; and Senior Vice
                                                   President and General Counsel,
                                                   Liberty Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947        1998              Director, Chairman and Director of                   N/A
  Senior Vice President                            Investments, A I M Capital
                                                   Management, Inc.; Director and
                                                   Executive Vice President, A I M
                                                   Management Group Inc.; Director and
                                                   Senior Vice President, A I M
                                                   Advisors, Inc.; and Director, A I M
                                                   Distributors, Inc. and AMVESCAP PLC
                                                   Formerly: Chief Executive Officer
                                                   and President, A I M Capital
                                                   Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955         2002              Managing Director and Chief Research                 N/A
  Vice President                                   Officer -- Fixed Income, A I M
                                                   Capital Management, Inc.; and Vice
                                                   President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943        1998              Vice President and Chief Compliance                  N/A
  Vice President                                   Officer, A I M Advisors, Inc. and A
                                                   I M Capital Management, Inc.; and
                                                   Vice President, AIM Investment
                                                   Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940     2002              Vice President, A I M Advisors,                      N/A
  Vice President                                   Inc., and President, Chief Executive
                                                   Officer and Chief Investment
                                                   Officer, A I M Capital Management,
                                                   Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959         1998              Vice President and Fund Treasurer,                   N/A
  Vice President and Treasurer                     A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------

(3) Elected trustee of the Trust on October 21, 2003.
(4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.
(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            A I M Distributors, Inc.        PricewaterhouseCoopers LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1201 Louisiana, Suite 2900
Houston, TX 77046               Suite 100                       Suite 100                       Houston, TX 77002
                                Houston, TX 77046               Houston, TX 77046-1173
COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   State Street Bank and
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   Trust Company
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          225 Franklin Street
Philadelphia, PA 19103          New York, NY 10022-3852                                         Boston, MA 02110

       DOMESTIC EQUITY                    INTERNATIONAL/GLOBAL EQUITY                       FIXED INCOME

AIM Aggressive Growth Fund             AIM Asia Pacific Growth Fund                 TAXABLE
AIM Balanced Fund*                     AIM Developing Markets Fund
AIM Basic Balanced Fund*               AIM European Growth Fund                     AIM Floating Rate Fund
AIM Basic Value Fund                   AIM European Small Company Fund              AIM High Yield Fund
AIM Blue Chip Fund                     AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Capital Development Fund           AIM Global Growth Fund                       AIM Intermediate Government Fund
AIM Charter Fund                       AIM Global Trends Fund                       AIM Limited Maturity Treasury Fund
AIM Constellation Fund                 AIM Global Value Fund(4)                     AIM Money Market Fund
AIM Dent Demographic Trends Fund       AIM International Emerging Growth Fund       AIM Short Term Bond Fund
AIM Diversified Dividend Fund(1)       AIM International Growth Fund                AIM Total Return Bond Fund
AIM Emerging Growth Fund               AIM Trimark Fund                             INVESCO U.S. Government Money Fund
AIM Large Cap Basic Value Fund         INVESCO International Core Equity Fund(5)
AIM Large Cap Growth Fund                                                           TAX-FREE
AIM Libra Fund                                  SECTOR EQUITY
AIM Mid Cap Basic Value Fund                                                        AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund           AIM Global Health Care Fund                  AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                AIM Real Estate Fund                         AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund               INVESCO Advantage Health Sciences Fund       AIM Tax-Free Intermediate Fund
AIM Opportunities II Fund              INVESCO Energy Fund
AIM Opportunities III Fund             INVESCO Financial Services Fund
AIM Premier Equity Fund                INVESCO Gold & Precious Metals Fund
AIM Select Equity Fund                 INVESCO Health Sciences Fund
AIM Small Cap Equity Fund(2)           INVESCO Leisure Fund
AIM Small Cap Growth Fund(3)           INVESCO Multi-Sector Fund
AIM Trimark Endeavor Fund              INVESCO Technology Fund
AM Trimark Small Companies Fund        INVESCO Utilities Fund
AIM Weingarten Fund
INVESCO Core Equity Fund
INVESCO Dynamics Fund
INVESCO Mid-Cap Growth Fund
INVESCO Small Company Growth Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*

* Domestic equity and income fund


(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2)AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor. (3)AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4)Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5)Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

   For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after January 20, 2004, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $142 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $345 billion in assets under management. Data as of September 30, 2003.


                                               AIMinvestments.com      GFS-AR-1

                                                   YOUR GOALS. OUR SOLUTIONS.--Servicemark--
--------------------------------------------------------------------------------------------
 Mutual  Retirement   Annuities  College    Separately   Offshore   Alternative   Cash            [AIM INVESTMENT LOGO APPEARS HERE]
 Funds   Products                Savings    Managed      Products   Investments   Management                --Servicemark--
                                 Plans      Accounts

                                                     AIM GLOBAL HEALTH CARE FUND
                                Annual Report to Shareholders o October 31, 2003






                                 [COVER IMAGE]






        Your goals. Our solutions.           [AIM INVESTMENTS LOGO APPEARS HERE]
            --Servicemark--                           --Servicemark--

=================================================================
AIM GLOBAL HEALTH CARE FUND SEEKS TO PROVIDE GROWTH OF CAPITAL.
=================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information      o Investing in a single-sector or            o The unmanaged MSCI Japan Index is a
presented is as of 10/31/03 and is based    single-region mutual fund may involve        market-value-weighted average of the
on total net assets.                        greater risk and potential reward than       performance of more than 300 securities
                                            investing in a more diversified fund.        on the Japanese stock exchanges tracked
o AIM Global Health Care Fund's                                                          by Morgan Stanley Capital International.
performance figures are historical, and     o International investing presents
they reflect fund expenses, the             certain risks not associated with            o The unmanaged Standard & Poor's
reinvestment of distributions, and          investing solely in the United States.       Composite Index of 500 Stocks (the S&P
changes in net asset value.                 These include risks relating to              500--Registered Trademark--) is an index
                                            fluctuations in the value of the U.S.        of common stocks frequently used as a
o When sales charges are included in        dollar relative to the values of other       general measure of U.S. stock market
performance figures, Class A share          currencies, the custody arrangements         performance.
performance reflects the maximum 4.75%      made for the fund's foreign holdings,
sales charge, and Class B and Class C       differences in accounting, political         o A direct investment cannot be made in
share performance reflects the              risks and the lesser degree of public        an index. Unless otherwise indicated,
applicable contingent deferred sales        information required to be provided by       index results include reinvested
charge (CDSC) for the period involved.      non-U.S. companies.                          dividends, and they do not reflect sales
The CDSC on Class B shares declines from                                                 charges or fund expenses.
5% beginning at the time of purchase to     o Industry classifications used in this
0% at the beginning of the seventh year.    report are generally according to the        A description of the policies and
The CDSC on Class C shares is 1% for the    Global Industry Classification Standard,     procedures that the fund uses to
first year after purchase. The              which was developed by and is the            determine how to vote proxies relating
performance of the fund's share classes     exclusive property and a service mark of     to portfolio securities is available
will differ due to different sales          Morgan Stanley Capital International         without charge, upon request, by calling
charge structures and class expenses.       Inc. and Standard & Poor's.                  800-959-4246, or on the AIM Web site,
                                                                                         AIMinvestments.com.
o Effective 9/30/03, Class B shares are     o The unmanaged MSCI All Country (AC)
not available as an investment for          World Free Index tracks the performance
retirement plans maintained pursuant to     of approximately 50 developed and
Section 401 of the Internal Revenue         emerging countries covered by Morgan
Code, including 401(k) plans, money         Stanley Capital International. A "free"
purchase pension plans and profit           index represents investable
sharing plans. Plans that have existing     opportunities for global investors,
accounts invested in Class B shares will    taking into account the local market
continue to be allowed to make              restrictions on share ownership by
additional purchases.                       foreign investors.

o The fund's investment return and          o The unmanaged MSCI World Health Care
principal value will fluctuate, so an       Index includes health care securities
investor's shares, when redeemed, may be    tracked by Morgan Stanley Capital
worth more or less than their original      International.
cost.


=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE           This report may be distributed only to shareholders or
                                                                to persons who have received a current prospectus of
                                                                the fund.
=====================================================

AIMinvestments.com

TO OUR SHAREHOLDERS


                    DEAR FELLOW SHAREHOLDER IN                  new policies and strengthened existing ones--to discourage
                    THE AIM FAMILY OF FUNDS                     harmful short-term trading. These steps include:
                    --Registered Trademark--:
                                                                   o  Strengthening daily monitoring of trading activities.
[PHOTO OF            As you may be aware, there has been a
ROBERT H.           great deal of media coverage recently          o  Imposing redemption fees on additional funds we
GRAHAM]             about the mutual fund industry and                believe may be vulnerable to harmful short-term
                    allegations of improper activities by             trading activity.
ROBERT H. GRAHAM    certain individuals and companies. As
                    part of these widespread investigations,       o  Implementing an enhanced exchange policy (effective on
                    INVESCO Funds Group (IFG), the former             or about March 1, 2004) designed to limit exchanges
[PHOTO OF           adviser to certain INVESCO Funds, was             between funds.
MARK H.             recently named as a defendant in
WILLIAMSON]         separate civil enforcement actions by          o  Employing an enhanced fair value pricing policy on
                    the U.S. Securities and Exchange                  certain foreign securities as well as certain illiquid
MARK H. WILLIAMSON  Commission (SEC), the Office of the New           securities.
                    York Attorney General and the State of
Colorado over an issue known as "market timing." A number of       None of these tools alone, nor all of them taken
private class or derivative actions also were filed in the      together, eliminate the possibility of short-term trading
wake of the regulators' actions.                                strategies that may be detrimental to a fund. Moreover, each of these tools involves judgments that are inherently
   Investors are understandably concerned and frustrated        subjective. We have always sought and continue to seek to
about these reports, and we would like to take this             make these judgments to the best of our abilities and in a
opportunity to assure you that, based on an investigation       manner that we believe is consistent with the best interests
conducted by an outside firm, IFG and its parent company,       of our fund shareholders. And we remain committed to being
AMVESCAP PLC, believe that these civil actions are without      as vigilant as possible in the future to identify and
merit. IFG is contesting the charges.                           address any harmful market timing investors who have the
                                                                potential to harm our long-term fund shareholders.
   We encourage you to continue to monitor this situation,
particularly as IFG has the opportunity to address the             We sincerely hope these developments and the media
allegations that have been made. Current information will be    coverage surrounding them do not result in you or other
posted on our Web site at AIMinvestments.com. We will           shareholders losing confidence in AIM or INVESCO Funds.
continue to communicate to you on our Web site about our        Amidst this storm of controversy in the mutual fund
finding, and the actions we are taking to protect and           industry, we believe we can find encouragement in the
promote the interests of our shareholders. The independent      recovering economy and rising equity markets. As we write
trustees of the funds are receiving regular reports from        this letter, for instance, the S&P 500--Registered
their independent counsel and outside counsel hired by          Trademark-- Index is up approximately 23% year-to-date.
AMVESCAP PLC, the parent of AIM and IFG, to perform an          Although past performance is no guarantee of future results,
ongoing investigation of market timing.                         there appear to be indicators that the economy and stock
                                                                markets are showing signs of welcomed improvement. We
A COMPLEX ISSUE                                                 encourage you to read the enclosed discussion of your fund's performance during this past reporting period.
Market timing is an investment technique not defined in any
regulation that involves frequent short-term trading of         OUR UNWAVERING COMMITMENT
mutual fund shares, sometimes with a goal to exploit
inefficiencies in the way mutual funds price their shares.      At AIM Investments, we have never wavered in our commitment
We recognize that fund management companies have tried to       to helping you build solutions for your financial goals. Our
deal with this complex issue in various ways and believe        company was founded on a core principle of integrity, and we
that industry-wide guidance is in order. To that end, we        have always worked hard to earn the trust of our
welcome SEC Chairman William Donaldson's pledge to adopt new    shareholders. We are committed to doing all we can to
rules designed to curb market timing abuses. Comprehensive      maintain your trust and confidence.
rulemaking is necessary and is the best way to establish new
industry responsibilities designed to protect shareholders.        Thank you for your continued participation in AIM
We support practical rule changes and structural                Investments. Please call your financial advisor or one of
modifications that are fair, enforceable and, most              our Client Service representatives at 800-959-4246 if you
importantly, beneficial for investors.                          have any further questions or concerns about your AIM
                                                                Investments account.
   AIM Investments has policies in place designed to
identify, prevent and eliminate harmful trading or other        Sincerely,
activities deemed to be detrimental to the funds. We have
also recently taken additional steps--implemented               /s/ ROBERT H. GRAHAM                /s/ MARK H. WILLIAMSON
                                                                Robert H. Graham                    Mark H. Williamson
                                                                Chairman and President              President and CEO
                                                                The AIM Family of Funds             AIM Investments
                                                                --Registered Trademark--

                                                                December 18, 2003

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FUND DELIVERS POSITIVE RETURN                                                            While structural difficulties and
FOR FISCAL YEAR                                                                          deflationary pressures persisted,
                                                                                         industrial production rose in September
This report covers the fiscal year ended    in November 2002, then declined over the     and exports have shown healthy gains for
October 31, 2003. During this period,       next three months, dropping to its           nearly a year. Against this backdrop,
your fund recorded positive returns. At     lowest level for the fiscal year on          Japanese equities rose sharply
net asset value, Class A shares produced    March 11, 2003. The index then rallied,      throughout the summer but sold off late
a total return of 7.50%. By comparison,     posting a gain of 32.67% from its low on     in October. Still, the MSCI Japan Index
the MSCI All Country World Free Index       March 11 through the end of the              returned 32.94% for the fiscal year.
and the MSCI World Health Care Index        reporting period.
returned 24.64% and 9.01% over the same                                                  ========================================
period. We believe the fund                    During this rally, the United States
underperformed the MSCI All Country         and its allies took military action against         IN APRIL, INTERNATIONAL
World Free Index because investors          Iraq and ousted the regime of Saddam
generally favored more aggressive           Hussein. The nation's gross domestic                   MARKETS ALSO RALLIED
sectors than health care. Please keep in    product (GDP), generally considered the
mind that the fund only invests in one      broadest measure of economic activity,                    AND CONTINUED
sector while the MSCI All Country World     expanded at an annualized rate of 3.3%
Free Index includes several sectors. We     in the second quarter and 8.2% in the                    TO GAIN MOMENTUM
also believe that the fund                  third quarter of 2003.
underperformed the MSCI World Health                                                                THROUGHOUT MUCH OF
Care Index because of its relatively           In April, international markets also
moderate exposure to biotechnology          rallied and continued to gain momentum                THE REMAINDER OF THE
stocks, which performed extremely well      throughout much of the remainder of the
during the reporting period.                reporting period. Given this                            REPORTING PERIOD.
                                            environment, most markets in Asia and
MARKET CONDITIONS                           Europe posted positive returns for the       ========================================
                                            fiscal year, with emerging market stocks
Amid a backdrop of generally improving      generally outperforming those in                While European stock markets posted some
economic conditions in the United           developed countries. Market returns and      of the best returns for the fiscal year,
States, the S&P 500 Index returned          economic growth, however, varied             growth in the euro zone remained weak.
20.79% for the year ended October 31,       considerably by region.                      According to a recent report by the Bank
2003. The index rose                                                                     of England, there continues to be a
                                               In Asia, Japan's economy finally          contrast between weak euro area economic
                                            appeared to be showing signs of a            data and more promising business survey
                                            cyclical upswing.                            indicators.

====================================================================================================================================
FUND VS. INDEXES                            TOP 10 EQUITY HOLDINGS*                           TOP INDUSTRIES*
Total returns 10/31/02-10/31/03,
excluding sales charges                      1. Pfizer Inc.                         13.2%     1. Pharmaceuticals              54.7%

Class A Shares                   7.50%       2. PacifiCare Health Systems, Inc.      5.7      2. Biotechnology                10.4

Class B Shares                   6.92        3. Amgen Inc.                           5.7      3. Managed Health Care           8.3

Class C Shares                   6.97        4. Guidant Corp.                        5.0      4. Health Care Equipment         7.6

MSCI All Country World Free                  5. Sanofi-Synthelabo S.A. (France)      5.0      5. Health Care Distributors      4.0
Index                           24.64
                                             6. Aventis S.A. (France)                4.9      6. Health Care Facilities        3.6

Source: Lipper, Inc.                         7. Takeda Chemical Industries, Ltd.     4.8      7. Health Care Services          0.7
                                                (Japan)
Past performance cannot guarantee                                                             8. Diversified Chemicals         0.2
comparable future results. DUE TO            8. Eisai Co., Ltd (Japan)               4.8
SIGNIFICANT MARKET VOLATILITY, RESULTS                                                        TOTAL NUMBER OF HOLDINGS*         35
OF AN INVESTMENT MADE TODAY MAY DIFFER       9. Yamanouchi Pharmaceutical Co., Ltd   4.7
SUBSTANTIALLY FROM THE HISTORICAL               (Japan)                                       TOTAL NET ASSETS      $759.9 MILLION
PERFORMANCE SHOWN. CALL YOUR FINANCIAL
ADVISOR FOR MORE CURRENT PERFORMANCE.       10. Wyeth                                4.4

*Excludes money market fund holdings.

   The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
====================================================================================================================================

YOUR FUND

During the fiscal year, we adhered to          Stocks that enhanced performance                         SUNAINA MURTHY
our strategy of investing in the stocks     included Wyeth, a leader in the              [PHOTO OF      Ms. Murthy is
of companies that we believe have strong    development and distribution of              SUNAINA        associated with AIM
fundamentals. We also sought to own         pharmaceutical products, and PacifiCare      MURTHY]        Global Health Care Fund.
stocks that we considered undervalued       Health Systems, which offers health care                    Prior to joining AIM in
relative to the market in general and       plans. Wyeth reported a 7% increase in       2001, she worked for two years in cancer
other health care stocks in particular.     revenue for the first nine months of         research at The University of
Based on this strategy, we found            2003 and could benefit from marketing        Pennsylvania, and two years at Burrill &
pharmaceutical stocks attractive.           agreements with other companies.             Company, a biotechnology-focused venture
                                            PacifiCare reported a 54% increase in        capital firm. Ms. Murthy earned a B.S. in
   Throughout the reporting period,         net income for the third quarter of 2003     molecular genetics from the University of
pharmaceuticals represented the largest     in comparison to the same period for the     Rochester, and an M.S. in biotechnology
industry weighting in the portfolio.        pervious year.                               from Northwestern University.
During the fiscal year, we added to the
fund's holdings in Japanese                    Detracting from fund performance was                     MICHAEL YELLEN
pharmaceutical stocks as we found them      HCA, a hospital operator whose stock         [PHOTO OF      Mr. Yellen is lead
favorably valued. One such stock was        declined sharply in March and April. The     MICHAEL        portfolio manager of AIM
Eisai. The company has a joint agreement    stock has since recouped most of its         YELLEN]        Global Health Care Fund.
with Pfizer, the fund's top holding, for    losses, and the company reported an                         He came to AIM in 1998
the marketing of a drug for Alzheimer's     earnings increase for the third quarter.     from the Asset Management Division of
disease. We believe this agreement has                                                   Liechtenstein Global Trust, which he
the potential to increase Eisai's           IN CLOSING                                   joined in 1994 as an investment analyst
earnings.                                                                                for health care industries. He was
                                            We continue to work diligently to meet       promoted to portfolio manager in 1996 and
   In an effort to mitigate volatility,     the fund's investment objective of           had primary responsibility for the GT
we maintained a portfolio that was          growth of capital. Regardless of market      Applied Science Fund and the GT
diversified over a number of industries.    trends, we will adhere to the fund's         Healthcare Fund, both offshore funds,
As a result, the fund's exposure to the     strategy as outlined in its prospectus.      until assuming his present
strong-performing, but volatile             We will continue to focus on the stocks      responsibilities with AIM. He began his
biotechnology subsector was relatively      of companies that we believe have            career in 1991 at Franklin Resources,
limited, detracting from the fund's         favorable growth prospects.                  Inc., as a senior securities analyst. Mr.
short-term performance.                                                                  Yellen holds a B.A. from Stanford
                                                  See important fund and index           University.
                                                disclosures inside front cover.



TOP COUNTRIES

==========================================================================================================
            [PIE CHART]                               REDUCE YOUR PAPER MAIL WITH AIM'S eDELIVERY

CASH & OTHER                  11.0%          Sign up for eDelivery and you can have your fund reports,
                                             prospectuses and quarterly account statements delivered
FRANCE                         9.8%          electronically. To enroll, go to aiminvestments.com, select
                                             "My Account," log in, click on the "Service Center" tab and
JAPAN                         21.8%          select "Register for eDelivery." You will no longer receive paper copies of these documents. Instead you'll receive a
U.S.A.                        57.4%          link to the documents via email. (You can cancel the service at the Web site at any time.)

                                             If you receive account statements, fund reports and
                                             prospectuses from your financial advisor rather than from
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                                             advisor if his or her firm offers electronic delivery.

                                                                        [GRAPHIC]
==========================================================================================================

                                   [GRAPHIC]
                                                      For More Information Visit

                                                              AIMinvestments.com

FUND PERFORMANCE

RESULTS OF A $10,000 INVESTMENT
8/7/89-10/31/03


                        DATE                AIM GLOBAL HEALTH CARE FUND     MSCI ALL COUNTRY WORLD
                                                  CLASS A SHARES                 FREE INDEX*
                      8/7/1989                    $     9525                     $   10000
                      10/31/89                          9858                          9737
                      10/31/90                         10717                          8692
   [MOUNTAIN CHART]   10/31/91                         16528                         10183
                      10/31/92                         15057                          9769
                      10/31/93                         15409                         12529
                      10/31/94                         16968                         13699
                      10/31/95                         20327                         14784
                      10/31/96                         25033                         17128
                      10/31/97                         32139                         19879
                      10/31/98                         30630                         22469
                      10/31/99                         36481                         28316
                      10/31/00                         50520                         28541
                      10/31/01                         56017                         21363
                      10/31/02                         48314                         18463
                      10/31/03                    $    51901                     $   23125

Source: Lipper, Inc.


=================================================================================================================================
AVERAGE ANNUAL TOTAL RETURNS                In addition to returns as of the close        AVERAGE ANNUAL TOTAL RETURNS
As of 10/31/03, including sales charges     of the fiscal year, industry regulations      As of 9/30/03, including sales charges
                                            require us to provide average annual
CLASS A SHARES                              total returns as of 9/30/03, the most         CLASS A SHARES
10 Years                     12.36%         recent calendar quarter-end.                  10 Years                     12.63%
 5 Years                     10.06                                                         5 Years                     10.71
 1 Year                       2.38                                                         1 Year                      -0.67

CLASS B SHARES                                                                            CLASS B SHARES
10 Years                     12.46%                                                       10 Years                     12.74%
 5 Years                     10.30                                                         5 Years                     10.96
 1 Year                       1.92                                                         1 Year                      -1.25

CLASS C SHARES                                                                            CLASS C SHARES
Inception (3/1/99)            7.86%                                                       Inception (3/1/99)            7.75%
 1 Year                       5.97                                                         1 Year                       2.75
=================================================================================================================================

*MSCI All Country World Free Index data from 7/21/89

Your fund's total return includes sales charges, expenses and management fees. The performance of the fund's share classes will differ due to different sales charge structures and class expenses. For fund performance calculations and indexes used in this report, please see the inside front cover. Performance shown in the chart and table does not reflect deduction of taxes a shareholder would pay on fund distributions or sale of fund shares. Performance of the index does not reflect the effects of taxes.

This growth chart uses a logarithmic scale, which means the price scale (vertical axis) is structured so that a given distance always represents the same percent change in price, rather than the same absolute change in price. For example, the distance from one to 10 is the same as the distance from 10 to 100 on a logarithmic chart, but the latter distance is 10 times greater on a linear chart. A logarithmic scale better illustrates performance in the fund's early years before reinvested distributions and compounding create the potential for the original investment to grow to very large numbers.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2003

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-57.37%

BIOTECHNOLOGY-10.42%

Amgen Inc.(a)                                      700,000   $ 43,232,000
-------------------------------------------------------------------------
BioMarin Pharmaceutical Inc.(a)                    250,000      1,750,000
-------------------------------------------------------------------------
Caliper Technologies Corp.(a)                       20,000        112,200
-------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                      500,000     17,565,000
-------------------------------------------------------------------------
InterMune Inc.(a)                                   20,000        400,000
-------------------------------------------------------------------------
Isis Pharmaceuticals, Inc.(a)                    2,170,000     14,430,500
-------------------------------------------------------------------------
Kosan Biosciences, Inc.(a)                          20,000        183,400
-------------------------------------------------------------------------
Myogen, Inc.(a)                                     77,200      1,235,200
-------------------------------------------------------------------------
Repligen Corp.(a)                                   60,000        303,600
=========================================================================
                                                               79,211,900
=========================================================================

HEALTH CARE DISTRIBUTORS-3.98%

McKesson Corp.                                   1,000,000     30,270,000
=========================================================================

HEALTH CARE EQUIPMENT-7.56%

ATS Medical, Inc.(a)(b)                          1,610,000      6,214,600
-------------------------------------------------------------------------
Becton, Dickinson & Co.                            350,000     12,796,000
-------------------------------------------------------------------------
Guidant Corp.                                      750,000     38,257,500
-------------------------------------------------------------------------
MedSource Technologies, Inc.(a)                     35,000        178,150
=========================================================================
                                                               57,446,250
=========================================================================

HEALTH CARE FACILITIES-3.63%

Community Health Systems Inc.(a)                   590,000     14,171,800
-------------------------------------------------------------------------
HCA Inc.                                           350,000     13,387,500
=========================================================================
                                                               27,559,300
=========================================================================

HEALTH CARE SERVICES-0.68%

HMS Holdings Corp.(a)(b)                         1,750,000      5,127,500
=========================================================================

MANAGED HEALTH CARE-8.29%

PacifiCare Health Systems, Inc.(a)                 730,000     43,435,000
-------------------------------------------------------------------------
UnitedHealth Group Inc.                            383,600     19,517,568
=========================================================================
                                                               62,952,568
=========================================================================

PHARMACEUTICALS-22.81%

Abbott Laboratories                                400,000     17,048,000
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
PHARMACEUTICALS-(CONTINUED)

Bristol-Myers Squibb Co.                           900,000   $ 22,833,000
-------------------------------------------------------------------------
Pfizer Inc.                                      3,176,200    100,367,920
-------------------------------------------------------------------------
Wyeth                                              750,000     33,105,000
=========================================================================
                                                              173,353,920
=========================================================================
    Total Domestic Common Stocks (Cost
      $396,603,248)                                           435,921,438
=========================================================================
FOREIGN STOCKS-32.06%

DENMARK-0.09%

Novo Nordisk A.S.-Class B (Pharmaceuticals)         20,000        716,868
=========================================================================

FRANCE-9.81%

Aventis S.A. (Pharmaceuticals)                     700,000     36,937,178
-------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)           610,000     37,629,352
=========================================================================
                                                               74,566,530
=========================================================================

GERMANY-0.23%

Altana A.G. (Pharmaceuticals)                       20,000      1,255,992
-------------------------------------------------------------------------
Bayer A.G. (Diversified Chemicals)                  20,000        478,903
=========================================================================
                                                                1,734,895
=========================================================================

JAPAN-21.78%

Eisai Co., Ltd. (Pharmaceuticals)                1,560,000     36,629,050
-------------------------------------------------------------------------
Fujisawa Pharmaceutical Co. Ltd.
  (Pharmaceuticals) (Acquired 09/07/01-
  07/09/03; Cost $9,496,563)(c)                    525,000     10,845,923
-------------------------------------------------------------------------
Kyorin Pharmaceutical Co., Ltd.
  (Pharmaceuticals)(d)                           1,966,000     29,611,667
-------------------------------------------------------------------------
Sankyo Co., Ltd. (Pharmaceuticals)               1,000,000     16,017,474
-------------------------------------------------------------------------
Takeda Chemical Industries, Ltd.
  (Pharmaceuticals)                              1,040,000     36,818,347
-------------------------------------------------------------------------
Yamanouchi Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                              1,415,800     35,562,505
=========================================================================
                                                              165,484,966
=========================================================================

NETHERLANDS-0.15%

Akzo Nobel N.V. (Diversified Chemicals)             35,000      1,102,844
=========================================================================
    Total Foreign Stocks (Cost $232,302,214)                  243,606,103
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

MONEY MARKET FUNDS-6.72%

STIC Liquid Assets Portfolio(e)                 25,532,691   $ 25,532,691
-------------------------------------------------------------------------
STIC Prime Portfolio(e)                         25,532,691     25,532,691
=========================================================================
    Total Money Market Funds (Cost
      $51,065,382)                                             51,065,382
=========================================================================
TOTAL INVESTMENTS-96.15% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $679,970,844)                 730,592,923
=========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-14.42%

STIC Liquid Assets Portfolio(e)(f)              54,777,891     54,777,891
-------------------------------------------------------------------------
STIC Prime Portfolio(e)(f)                      54,777,890     54,777,890
=========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $109,555,781)                                     109,555,781
=========================================================================
TOTAL INVESTMENTS-110.57% (Cost $789,526,625)                 840,148,704
=========================================================================
OTHER ASSETS LESS LIABILITIES-(10.57%)                        (80,274,888)
=========================================================================
NET ASSETS-100.00%                                           $759,873,816
_________________________________________________________________________
=========================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value as of 10/31/03 was $11,342,100 which represented 1.49% of the Fund's net assets. The following is a summary of the transactions with affiliates for the year ended October 31, 2003.

                                                                    CHANGE IN
                        MARKET VALUE   PURCHASES     SALES AT      UNREALIZED     MARKET VALUE   DIVIDEND    REALIZED
                         10/31/2002     AT COST        COST       APPR./(DEPR.)    10/31/2003     INCOME    GAIN/(LOSS)
-----------------------------------------------------------------------------------------------------------------------
ATS Medical Inc.         $1,223,220    $      --    $(1,482,549)   $6,473,929     $ 6,214,600     $  --     $   517,788
Corvas International
  Inc.                    2,405,850           --     (5,459,185)    3,053,335              --        --      (1,482,109)
HMS Holdings Corp.        2,479,000    3,232,267             --      (583,767)      5,127,500        --              --
=======================================================================================================================
                         $6,108,070                                               $11,342,100     $  --     $  (964,321)
=======================================================================================================================

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of this security at 10/31/03 was $10,845,923, which represented 1.43% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Security considered to be illiquid. The market value of this security represented 3.90% of the Fund's net assets.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

ASSETS:

Investments, at market value (cost
  $628,905,462)*                               $679,527,541
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $160,621,163)                           160,621,163
-----------------------------------------------------------
Foreign currencies, at value (cost
  $4,623,585)                                     4,584,716
-----------------------------------------------------------
Receivables for:
  Investments sold                               25,405,827
-----------------------------------------------------------
  Fund shares sold                                  524,330
-----------------------------------------------------------
  Dividends                                       1,767,590
-----------------------------------------------------------
Investment for deferred compensation plan             9,850
-----------------------------------------------------------
Other assets                                         36,154
===========================================================
  Total assets                                  872,477,171
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,080,800
-----------------------------------------------------------
  Fund shares reacquired                          1,054,503
-----------------------------------------------------------
  Deferred compensation plan                          9,850
-----------------------------------------------------------
  Collateral upon return of securities loaned   109,555,781
-----------------------------------------------------------
Accrued distribution fees                           426,065
-----------------------------------------------------------
Accrued trustees' fees                               16,052
-----------------------------------------------------------
Accrued transfer agent fees                         285,834
-----------------------------------------------------------
Accrued operating expenses                          174,470
===========================================================
  Total liabilities                             112,603,355
===========================================================
Net assets applicable to shares outstanding    $759,873,816
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $711,751,254
-----------------------------------------------------------
Undistributed net investment income (loss)          (21,786)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and option contracts                           (2,374,353)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              50,518,701
===========================================================
                                               $759,873,816
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $536,745,615
___________________________________________________________
===========================================================
Class B                                        $179,645,902
___________________________________________________________
===========================================================
Class C                                        $ 43,482,299
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                          22,285,420
___________________________________________________________
===========================================================
Class B                                           8,131,116
___________________________________________________________
===========================================================
Class C                                           1,966,788
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      24.09
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $24.09 divided by
      95.25%)                                  $      25.29
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      22.09
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      22.11
___________________________________________________________
===========================================================

* At October 31, 2003, securities with an aggregate market value of $107,245,441 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $528,165)        $ 9,548,813
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      439,588
-------------------------------------------------------------------------
Interest                                                            2,347
-------------------------------------------------------------------------
Securities lending                                                180,024
=========================================================================
    Total investment income                                    10,170,772
=========================================================================

EXPENSES:

Advisory fees                                                   7,101,823
-------------------------------------------------------------------------
Administrative services fees                                      185,138
-------------------------------------------------------------------------
Custodian fees                                                    258,643
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                       2,582,635
-------------------------------------------------------------------------
  Class B                                                       1,745,344
-------------------------------------------------------------------------
  Class C                                                         433,411
-------------------------------------------------------------------------
Transfer agent fees                                             2,543,343
-------------------------------------------------------------------------
Trustees' fees                                                     22,522
-------------------------------------------------------------------------
Other                                                             439,022
=========================================================================
    Total expenses                                             15,311,881
=========================================================================
Less: Fees waived and expense offset arrangements                 (19,857)
=========================================================================
    Net expenses                                               15,292,024
=========================================================================
Net investment income (loss)                                   (5,121,252)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities                                        21,456,627
-------------------------------------------------------------------------
  Foreign currencies                                            1,049,195
-------------------------------------------------------------------------
  Option contracts written                                        220,493
=========================================================================
                                                               22,726,315
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        33,444,312
-------------------------------------------------------------------------
  Foreign currencies                                              (77,204)
=========================================================================
                                                               33,367,108
=========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                             56,093,423
=========================================================================
Net increase in net assets resulting from operations          $50,972,171
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2003 and 2002

                                                                  2003            2002
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (5,121,252)   $ (11,104,319)
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                     22,726,315      (20,872,962)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                   33,367,108     (101,166,775)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 50,972,171     (133,144,056)
===========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --      (81,059,596)
-------------------------------------------------------------------------------------------
  Class B                                                               --      (33,690,875)
-------------------------------------------------------------------------------------------
  Class C                                                               --       (6,133,328)
===========================================================================================
  Decrease in net assets resulting from distributions                   --     (120,883,799)
===========================================================================================
Share transactions-net:
  Class A                                                      (34,088,071)     115,829,342
-------------------------------------------------------------------------------------------
  Class B                                                      (18,872,586)      37,085,336
-------------------------------------------------------------------------------------------
  Class C                                                       (5,906,404)      25,381,473
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (58,867,061)     178,296,151
===========================================================================================
    Net increase (decrease) in net assets                       (7,894,890)     (75,731,704)
===========================================================================================

NET ASSETS:

  Beginning of year                                            767,768,706      843,500,410
===========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(21,786) and $(7,349) for 2003 and 2002,
    respectively)                                             $759,873,816    $ 767,768,706
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Health Care Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Market trends, movement in exchange traded funds and ADRs, and the bid/ask quotes of brokers and information providers may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the year ended October 31, 2003, AIM waived fees of $7,033.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2003, AIM was paid $185,138 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2003, AISI retained $1,405,408 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, AIM Distributors may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2003, the Class A, Class B and Class C shares paid $2,582,635, $1,745,344 and $433,411, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2003, AIM Distributors retained $128,248 in front-end sales commissions from the sale of Class A shares and $688, $258 and $9,253 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the year ended October 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $12,198 and reductions in custodian fees of $626 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $12,824.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

    During the year ended October 31, 2003, the Fund paid legal fees of $3,453 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended October 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving line of credit facility or the committed line of credit facility.

    Additionally the Fund is permitted to carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At October 31, 2003, securities with an aggregate value of $107,245,441 were on loan to brokers. The loans were secured by cash collateral of $109,555,781 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2003 the Fund received fees of $180,024 for securities lending.

NOTE 7--OPTION CONTRACTS WRITTEN

                        TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------
                                                         CALL OPTION CONTRACTS
                                                         ----------------------
                                                         NUMBER OF    PREMIUMS
                                                         CONTRACTS    RECEIVED
-------------------------------------------------------------------------------
Beginning of year                                             --      $      --
-------------------------------------------------------------------------------
Written                                                    1,600        342,187
-------------------------------------------------------------------------------
Closed                                                      (100)       (16,199)
-------------------------------------------------------------------------------
Exercised                                                   (500)      (113,495)
-------------------------------------------------------------------------------
Expired                                                   (1,000)      (212,493)
===============================================================================
End of year                                                   --      $      --
_______________________________________________________________________________
===============================================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended October 31, 2003 and 2002 was as follows:

                                                           2003        2002
-------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                            $ 0     $ 46,090,015
-------------------------------------------------------------------------------
Long-term capital gain                                       0       74,793,784
===============================================================================
Total distributions                                        $ 0     $120,883,799
_______________________________________________________________________________
===============================================================================


Tax Components of Net Assets:

As of October 31, 2003, the components of net assets on a tax basis were as follows:

Unrealized appreciation -- investments                                       $  49,517,810
------------------------------------------------------------------------------------------
Temporary book/tax differences                                                     (21,786)
------------------------------------------------------------------------------------------
Capital loss carryforward                                                       (1,373,462)
------------------------------------------------------------------------------------------
Shares of beneficial interest                                                  711,751,254
==========================================================================================
Total net assets                                                             $ 759,873,816
__________________________________________________________________________________________
==========================================================================================


    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales. The tax-basis unrealized appreciation on investments amount includes appreciation (depreciation) on foreign currencies of $(103,378).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                    CAPITAL LOSS
EXPIRATION                                                          CARRYFORWARD
--------------------------------------------------------------------------------
October 31, 2010                                                     $1,373,462
--------------------------------------------------------------------------------
Total capital loss carryforward                                      $1,373,462
________________________________________________________________________________
================================================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2003 was $684,276,149 and $757,561,090, respectively.

             UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT
                           SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 75,575,494
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (25,954,306)
===============================================================================
Net unrealized appreciation of investment securities               $ 49,621,188
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $790,527,516.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions and net operating losses, on October 31, 2003, undistributed net investment income was increased by $5,106,815, undistributed net realized gain (loss) was decreased by $1,049,195 and shares of beneficial interest decreased by $4,057,620. This reclassification had no effect on the net assets of the Fund.

NOTE 11--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------------
                                                                         2003                           2002
                                                              ---------------------------    ---------------------------
                                                                SHARES         AMOUNT          SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,926,329    $  86,888,575     6,517,505    $ 172,255,113
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,509,164       30,779,326     4,072,845      101,210,611
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        408,103        8,332,961     1,519,053       37,639,046
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --               --     2,814,476       75,259,155
------------------------------------------------------------------------------------------------------------------------
  Class B                                                             --               --     1,272,073       31,496,539
------------------------------------------------------------------------------------------------------------------------
  Class C                                                             --               --       231,214        5,727,184
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        572,274       12,498,133       950,595       24,572,842
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (622,092)     (12,498,133)   (1,029,485)     (24,572,842)
========================================================================================================================
Reacquired:
  Class A                                                     (6,006,816)    (133,474,779)   (6,136,679)    (156,257,768)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,845,284)     (37,153,779)   (3,042,509)     (71,048,972)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (703,065)     (14,239,365)     (785,681)     (17,984,757)
========================================================================================================================
                                                              (2,761,387)   $ (58,867,061)    6,383,407    $ 178,296,151
________________________________________________________________________________________________________________________
========================================================================================================================


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                      CLASS A
                                        --------------------------------------------------------------------
                                                               YEAR ENDED OCTOBER 31,
                                        --------------------------------------------------------------------
                                          2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $  22.41       $  29.93       $  30.12       $  24.00       $  20.15
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)             (0.13)         (0.29)(a)      (0.39)(a)      (0.22)(a)      (0.19)(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          1.81          (3.17)          3.44           8.62           4.04
============================================================================================================
    Total from investment operations        1.68          (3.46)          3.05           8.40           3.85
============================================================================================================
Less distributions from net realized
  gains                                       --          (4.06)         (3.24)         (2.28)            --
============================================================================================================
Net asset value, end of period          $  24.09       $  22.41       $  29.93       $  30.12       $  24.00
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                             7.50%        (13.76)%        10.85%         38.49%         19.11%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $536,746       $533,216       $588,072       $460,445       $357,747
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net
  assets                                    1.94%(c)       1.86%          1.75%          1.73%          1.82%
============================================================================================================
Ratio of net investment income (loss)
  to average net assets                    (0.56)%(c)     (1.10)%        (1.28)%        (0.85)%        (0.81)%
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                       99%           153%           207%           242%           123%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $516,526,927.

                                                                      CLASS B
                                        --------------------------------------------------------------------
                                                               YEAR ENDED OCTOBER 31,
                                        --------------------------------------------------------------------
                                          2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $  20.66       $  28.03       $  28.53       $  22.96       $  19.37
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)             (0.23)         (0.38)(a)      (0.51)(a)      (0.34)(a)      (0.30)(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          1.66          (2.93)          3.25           8.19           3.89
============================================================================================================
    Total from investment operations        1.43          (3.31)          2.74           7.85           3.59
============================================================================================================
Less distributions from net realized
  gains                                       --          (4.06)         (3.24)         (2.28)            --
============================================================================================================
Net asset value, end of period          $  22.09       $  20.66       $  28.03       $  28.53       $  22.96
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                             6.92%        (14.21)%        10.32%         37.78%         18.53%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $179,646       $187,793       $219,036       $144,861       $102,916
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net
  assets                                    2.44%(c)       2.36%          2.25%          2.23%          2.33%
============================================================================================================
Ratio of net investment income (loss)
  to average net assets                    (1.06)%(c)     (1.60)%        (1.78)%        (1.35)%        (1.32)%
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                       99%           153%           207%           242%           123%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $174,534,434.

                                                                       CLASS C
                                        ----------------------------------------------------------------------
                                                                                                MARCH 1, 1999
                                                                                                 (DATE SALES
                                                     YEAR ENDED OCTOBER 31,                     COMMENCED) TO
                                        -------------------------------------------------        OCTOBER 31,
                                         2003          2002          2001          2000              1999
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $ 20.67       $ 28.03       $ 28.53       $ 22.96           $22.50
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)            (0.23)        (0.38)(a)     (0.51)(a)     (0.34)(a)        (0.21)(a)
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)         1.67         (2.92)         3.25          8.19             0.67
==============================================================================================================
    Total from investment operations       1.44         (3.30)         2.74          7.85             0.46
==============================================================================================================
Less distributions from net realized
  gains                                      --         (4.06)        (3.24)        (2.28)              --
==============================================================================================================
Net asset value, end of period          $ 22.11       $ 20.67       $ 28.03       $ 28.53           $22.96
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                            6.97%       (14.18)%       10.32%        37.77%            2.04%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $43,482       $46,759       $36,366       $12,339           $1,278
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net
  assets                                   2.44%(c)      2.36%         2.25%         2.23%            2.33%(d)
==============================================================================================================
Ratio of net investment income (loss)
  to average net assets                   (1.06)%(c)    (1.60)%       (1.78)%       (1.35)%          (1.32)%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(e)                   99%          153%          207%          242%             123%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $43,341,102.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 13--SUBSEQUENT EVENTS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group, Inc., the parent company of AIM, and he also holds the position of Senior Vice President with AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the funds in the AIM Family of Funds(R), which includes the INVESCO Funds (the "Funds") has been named as a defendant in any of these proceedings.

  The SEC proceeding alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG proceeding is also based on the circumstances described above. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

  The Colorado proceeding is also based on the circumstances described above. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  AIM has received inquiries from the SEC, the NASD, Inc., the NYAG and the Secretary of the Commonwealth of Massachusetts with respect to market timing, late trading, fair value pricing and other similar issues and AIM has been providing full cooperation with respect to these inquiries.

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against certain Funds, INVESCO, AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, but also regarding the funds' fair valuation pricing methodology. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Funds, INVESCO, AIM, AMVESCAP and related parties in the future.

  As a result of these developments, investors in the Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of these matters described above may have on the Fund or AIM's financial condition.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of AIM Global Health Care Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Health Care Fund (one of the funds constituting AIM Investment Funds; hereafter referred to as the "Fund") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

December 16, 2003
Houston, Texas

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM Investment Funds, a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

The results of the voting on the above matters were as follows:

                                                                                         WITHHOLDING
       DIRECTORS/MATTER                                                  VOTES FOR        AUTHORITY
----------------------------------------------------------------------------------------------------
(1)*   Bob R. Baker................................................      87,984,873      2,902,602
       Frank S. Bayley.............................................      87,982,085      2,905,390
       James T. Bunch..............................................      88,001,445      2,886,030
       Bruce L. Crockett...........................................      88,021,609      2,865,866
       Albert R. Dowden............................................      88,014,018      2,873,457
       Edward K. Dunn, Jr..........................................      87,988,643      2,898,832
       Jack M. Fields..............................................      88,028,221      2,859,254
       Carl Frischling.............................................      87,950,710      2,936,765
       Robert H. Graham............................................      87,995,193      2,892,282
       Gerald J. Lewis.............................................      87,934,743      2,952,732
       Prema Mathai-Davis..........................................      87,970,063      2,917,412
       Lewis F. Pennock............................................      87,993,641      2,893,834
       Ruth H. Quigley.............................................      87,951,691      2,935,784
       Louis S. Sklar..............................................      88,014,716      2,872,759
       Larry Soll, Ph.D............................................      87,991,750      2,895,725
       Mark H. Williamson..........................................      88,016,988      2,870,487

* Proposal required approval by a combined vote of all the portfolios of AIM Investment Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of AIM Investment Funds (the "Trust") is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 132 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND           TRUSTEE AND/
POSITION(S) HELD WITH THE         OR OFFICER    PRINCIPAL OCCUPATION(S)                                       OTHER DIRECTORSHIP(S)
TRUST                             SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-----------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946     1988          Director and Chairman, A I M Management Group Inc.            None
  Trustee, Chairman and                         (financial services holding company); and Director and Vice
  President                                     Chairman, AMVESCAP PLC and Chairman of AMVESCAP PLC -- AIM
                                                Division (parent of AIM and a global investment management firm)
                                                Formerly: President and Chief Executive Officer, A I M
                                                Management Group Inc.; Director, Chairman and President,
                                                A I M Advisors, Inc. (registered investment advisor); and
                                                Director and Chairman, A I M Capital Management, Inc.
                                                (registered investment advisor), A I M Distributors, Inc.
                                                (registered broker dealer), AIM Investment Services, Inc.,
                                                (registered transfer agent), and Fund Management Company
                                                (registered broker dealer); and Chief Executive Officer,
                                                AMVESCAP PLC -- Managed Products
-----------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951   2003          Director, President and Chief Executive Officer, A I M        Director and Chairman,
  Trustee and Executive Vice                    Management Group Inc. (financial services holding company);   INVESCO Bond Funds,
  President                                     Director, Chairman and President, A I M Advisors, Inc.        Inc., INVESCO
                                                (registered investment advisor); Director, A I M Capital      Combination Stock &
                                                Management, Inc. (registered investment advisor) and A I M    Bond Funds, Inc.,
                                                Distributors, Inc. (registered broker dealer); Director and   INVESCO Counselor
                                                Chairman, AIM Investment Services, Inc. (registered transfer  Series Funds, Inc.,
                                                agent); and Fund Management Company (registered broker        INVESCO International
                                                dealer); and Chief Executive Officer, AMVESCAP PLC -- AIM     Funds, Inc., INVESCO
                                                Division (parent of AIM and a global investment management    Manager Series Funds,
                                                firm)                                                         Inc., INVESCO Money
                                                Formerly: Director, Chairman, President and Chief Executive   Market Funds, Inc.,
                                                Officer, INVESCO Funds Group, Inc. and INVESCO Distributors,  INVESCO Sector Funds,
                                                Inc.; Chief Executive Officer, AMVESCAP PLC -- Managed        Inc., INVESCO Stock
                                                Products; Chairman and Chief Executive Officer of             Funds, Inc., INVESCO
                                                NationsBanc Advisors, Inc.; and Chairman of NationsBanc       Treasurer's Series
                                                Investments, Inc.                                             Funds, Inc. and
                                                                                                              INVESCO Variable
                                                                                                              Investment Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker(3) -- 1936         2003          Consultant                                                    None
  Trustee
                                                Formerly: President and Chief Executive Officer, AMC Cancer
                                                Research Center; and Chairman and Chief Executive Officer,
                                                First Columbia Financial Corporation
-----------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939         1987          Of Counsel, law firm of Baker & McKenzie                      Badgley Funds, Inc.
  Trustee                                                                                                     (registered investment
                                                                                                              company)
-----------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch(3) -- 1942       2003          Co-President and Founder, Green, Manning & Bunch Ltd.,        None
  Trustee                                       (investment banking firm); and Director, Policy Studies,
                                                Inc. and Van Gilder Insurance Corporation
                                                Formerly: General Counsel and Director, Boettcher & Co.; and
                                                Chairman and Managing Partner, law firm of Davis, Graham &
                                                Stubbs
-----------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944       2001          Chairman, Crockett Technology Associates (technology          ACE Limited (insurance
  Trustee                                       consulting company)                                           company); and
                                                                                                              Captaris, Inc.
                                                                                                              (unified messaging
                                                                                                              provider)
-----------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941        2001          Director of a number of public and private business           Cortland Trust, Inc.
  Trustee                                       corporations, including the Boss Group Ltd. (private          (Chairman) (registered
                                                investment and management) and Magellan Insurance Company     investment company);
                                                Formerly: Director, President and Chief Executive Officer,    Annuity and Life Re
                                                Volvo Group North America, Inc.; Senior Vice President, AB    (Holdings), Ltd.
                                                Volvo; and director of various affiliated Volvo Group         (insurance company)
                                                companies
-----------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935     2001          Formerly: Chairman, Mercantile Mortgage Corp.; President and  None
  Trustee                                       Chief Operating Officer, Mercantile-Safe Deposit & Trust
                                                Co.; and President, Mercantile Bankshares Corp.
-----------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952          2001          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
  Trustee                                       (government affairs company) and Texana Timber LP
-----------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

(3) Elected trustee of the Trust on October 21, 2003.

As of January 1, 2003

The address of each trustee and officer of AIM Investment Funds (the "Trust") is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 132 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND          TRUSTEE AND/      PRINCIPAL OCCUPATION(S)                                     OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST  OR OFFICER SINCE  DURING PAST 5 YEARS                                         HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Carl Frischling -- 1937        2001              Partner, law firm of Kramer Levin Naftalis                  Cortland Trust,
  Trustee                                          and Frankel LLP                                             Inc. (registered
                                                                                                               investment company)
------------------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis(3) -- 1933     2003              Chairman, Lawsuit Resolution Services (San Diego,           General Chemical
  Trustee                                          California)                                                 Group, Inc.,
                                                   Formerly: Associate Justice of the California Court of      Wheelabrator
                                                   Appeals                                                     Technologies, Inc.
                                                                                                               (waste management
                                                                                                               company), Fisher
                                                                                                               Scientific, Inc.,
                                                                                                               Henley
                                                                                                               Manufacturing, Inc.
                                                                                                               (laboratory
                                                                                                               supplies), and
                                                                                                               California Coastal
                                                                                                               Properties, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950     2001              Formerly: Chief Executive Officer, YWCA of the USA          None
  Trustee
------------------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942       2001              Partner, law firm of Pennock & Cooper                       None
  Trustee
------------------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935        1987              Retired                                                     None
  Trustee
------------------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939         2001              Executive Vice President, Development and Operations        None
  Trustee                                          Hines Interests Limited Partnership (real estate
                                                   development company)
------------------------------------------------------------------------------------------------------------------------------------
  Larry Soll, Ph.D.(3) -- 1942   2003              Retired                                                     None
  Trustee
------------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956     2003              Director, Senior Vice President, Secretary and General      N/A
  Senior Vice President                            Counsel, A I M Management Group Inc. (financial services
                                                   holding company) and A I M Advisors, Inc.; Vice President,
                                                   A I M Capital Management, Inc., A I M Distributors, Inc.
                                                   and AIM Investment Services, Inc.; and Director, Vice
                                                   President and General Counsel, Fund Management Company
                                                   Formerly: Senior Vice President and General Counsel,
                                                   Liberty Financial Companies, Inc.; and Senior Vice
                                                   President and General Counsel, Liberty Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947        1998              Director, Chairman and Director of Investments, A I M       N/A
  Senior Vice President                            Capital Management, Inc.; Director and Executive Vice
                                                   President, A I M Management Group Inc.; Director and
                                                   Senior Vice President, A I M Advisors, Inc.; and
                                                   Director, A I M Distributors, Inc. and AMVESCAP PLC
                                                   Formerly: Chief Executive Officer and President, A I M
                                                   Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955         2002              Managing Director and Chief Research Officer -- Fixed       N/A
  Vice President                                   Income, A I M Capital Management, Inc.; and Vice
                                                   President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943        1998              Vice President and Chief Compliance Officer, A I M          N/A
  Vice President                                   Advisors, Inc. and A I M Capital Management, Inc.; and
                                                   Vice President, AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940     2002              Vice President, A I M Advisors, Inc., and President, Chief  N/A
  Vice President                                   Executive Officer and Chief Investment Officer, A I M
                                                   Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959         1998              Vice President and Fund Treasurer, A I M Advisors, Inc.     N/A
  Vice President and Treasurer
------------------------------------------------------------------------------------------------------------------------------------

(3) Elected trustee of the Trust on October 21, 2003.
(4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.
(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            A I M Distributors, Inc.        PricewaterhouseCoopers LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1201 Louisiana, Suite 2900
Houston, TX 77046               Suite 100                       Suite 100                       Houston, TX 77002
                                Houston, TX 77046               Houston, TX 77046-1173

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   State Street Bank and
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   Trust Company
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          225 Franklin Street
Philadelphia, PA 19103          New York, NY 10022-3852                                         Boston, MA 02110

       DOMESTIC EQUITY                           INTERNATIONAL/GLOBAL EQUITY                        FIXED INCOME

AIM Aggressive Growth Fund                  AIM Asia Pacific Growth Fund                 TAXABLE
AIM Balanced Fund*                          AIM Developing Markets Fund
AIM Basic Balanced Fund*                    AIM European Growth Fund                     AIM Floating Rate Fund
AIM Basic Value Fund                        AIM European Small Company Fund              AIM High Yield Fund
AIM Blue Chip Fund                          AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Capital Development Fund                AIM Global Growth Fund                       AIM Intermediate Government Fund
AIM Charter Fund                            AIM Global Trends Fund                       AIM Limited Maturity Treasury Fund
AIM Constellation Fund                      AIM Global Value Fund(4)                     AIM Money Market Fund
AIM Dent Demographic Trends Fund            AIM International Emerging Growth Fund       AIM Short Term Bond Fund
AIM Diversified Dividend Fund(1)            AIM International Growth Fund                AIM Total Return Bond Fund
AIM Emerging Growth Fund                    AIM Trimark Fund                             INVESCO U.S. Government Money Fund
AIM Large Cap Basic Value Fund              INVESCO International Core Equity Fund(5)
AIM Large Cap Growth Fund                                                                TAX-FREE
AIM Libra Fund                                           SECTOR EQUITY
AIM Mid Cap Basic Value Fund                                                             AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund                AIM Global Health Care Fund                  AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                     AIM Real Estate Fund                         AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund                    INVESCO Advantage Health Sciences Fund       AIM Tax-Free Intermediate Fund
AIM Opportunities II Fund                   INVESCO Energy Fund
AIM Opportunities III Fund                  INVESCO Financial Services Fund
AIM Premier Equity Fund                     INVESCO Gold & Precious Metals Fund
AIM Select Equity Fund                      INVESCO Health Sciences Fund
AIM Small Cap Equity Fund(2)                INVESCO Leisure Fund
AIM Small Cap Growth Fund(3)                INVESCO Multi-Sector Fund
AIM Trimark Endeavor Fund                   INVESCO Technology Fund
AM Trimark Small Companies Fund             INVESCO Utilities Fund
AIM Weingarten Fund
INVESCO Core Equity Fund
INVESCO Dynamics Fund
INVESCO Mid-Cap Growth Fund
INVESCO Small Company Growth Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*

* Domestic equity and income fund

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5) Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

   For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after January 20, 2004, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $142 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $345 billion in assets under management. Data as of September 30, 2003.


                                               AIMinvestments.com       GHC-AR-1

                                                   Your goals. Our solutions.--Servicemark--
--------------------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College   Separately   Offshore   Alternative   Cash           [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products                 Savings   Managed      Products   Investments   Management               --Servicemark--
                                  Plans     Accounts

                                                          AIM GLOBAL SCIENCE AND
                                                                 TECHNOLOGY FUND
                                Annual Report to Shareholders o October 31, 2003






                                  [COVER IMAGE]






               YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                    --Servicemark--                    --Servicemark--

================================================================================
AIM GLOBAL SCIENCE AND TECHNOLOGY FUND SEEKS LONG-TERM GROWTH OF CAPITAL.
================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information      o Effective 9/30/03, Class B shares are      o Industry classifications used in this
presented is as of 10/31/03 and is based    not available as an investment for           report are generally according to the
on total net assets.                        retirement plans maintained pursuant to      Global Industry Classification Standard,
                                            Section 401 of the Internal Revenue          which was developed by and is the
o AIM Global Science and Technology         Code, including 401(k) plans, money          exclusive property and a service mark of
Fund's performance figures are              purchase pension plans and profit            Morgan Stanley Capital International
historical, and they reflect fund           sharing plans. Plans that have existing      Inc. and Standard & Poor's.
expenses, the reinvestment of               accounts invested in Class B shares
distributions, and changes in net asset     continued to be allowed to make              o The unmanaged Standard & Poor's
value.                                      additional purchases after 9/30/03.          Composite Index of 500 Stocks (the S&P
                                                                                         500--Registered Trademark--) is an index
o Had the advisor and distributor not       o International investing presents           of common stocks frequently used as a
waived fees and/or reimbursed expenses,     certain risks not associated with            general measure of U.S. stock market
returns would have been lower.              investing solely in the United States.       performance.
                                            These include risks relating to
o When sales charges are included in        fluctuations in the value of the U.S.        o Bloomberg, Inc. is a well-known
performance figures, Class A share          dollar relative to the values of other       independent financial research and
performance reflects the maximum 4.75%      currencies, the custody arrangements         reporting firm.
sales charge, and Class B and Class C       made for the fund's foreign holdings,
share performance reflects the              differences in accounting, political         o A direct investment cannot be made in
applicable contingent deferred sales        risks and the lesser degree of public        an index. Unless otherwise indicated,
charge (CDSC) for the period involved.      information required to be provided by       index results include reinvested
The CDSC on Class B shares declines from    non-U.S. companies.                          dividends, and they do not reflect sales
5% beginning at the time of purchase to                                                  charges or fund expenses.
0% at the beginning of the seventh year.    o Investing in a single-sector or
The CDSC on Class C shares is 1% for the    single-region mutual fund may involve        A description of the policies and
first year after purchase. The              greater risk and potential reward than       procedures that the fund uses to
performance of the fund's share classes     investing in a more diversified fund.        determine how to vote proxies relating
will differ due to different sales                                                       to portfolio securities is available
charge structures and class expenses.       o The fund's investment return and           without charge, upon request, by calling
                                            principal value will fluctuate, so an        800-959-4246, or on the AIM Web site,
                                            investor's shares, when redeemed, may be     AIMinvestments.com.
                                            worth more or less than their original
                                            cost.

============================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE           This report may be distributed only to shareholders or to
                                                                persons who have received a current prospectus of the fund.
============================================================

AIMinvestments.com

TO OUR SHAREHOLDERS


                    DEAR FELLOW SHAREHOLDER IN                  new policies and strengthened existing ones--to discourage
                    THE AIM FAMILY OF FUNDS                     harmful short-term trading. These steps include:
                    --Registered Trademark--:
                                                                   o  Strengthening daily monitoring of trading activities.
[PHOTO OF           As you may be aware, there has been a
ROBERT H.           great deal of media coverage recently          o  Imposing redemption fees on additional funds we
GRAHAM]             about the mutual fund industry and                believe may be vulnerable to harmful short-term
                    allegations of improper activities by             trading activity.
ROBERT H. GRAHAM    certain individuals and companies. As
                    part of these widespread investigations,       o  Implementing an enhanced exchange policy (effective on
                    INVESCO Funds Group (IFG), the former             or about March 1, 2004) designed to limit exchanges
[PHOTO OF           adviser to certain INVESCO Funds, was             between funds.
MARK H.             recently named as a defendant in
WILLIAMSON]         separate civil enforcement actions by          o  Employing an enhanced fair value pricing policy on
                    the U.S. Securities and Exchange                  certain foreign securities as well as certain illiquid
MARK H. WILLIAMSON  Commission (SEC), the Office of the New           securities.
                    York Attorney General and the State of
Colorado over an issue known as "market timing." A number of       None of these tools alone, nor all of them taken
private class or derivative actions also were filed in the      together, eliminate the possibility of short-term trading
wake of the regulators' actions.                                strategies that may be detrimental to a fund. Moreover, each of these tools involves judgments that are inherently
          Investors are understandably concerned and            subjective. We have always sought and continue to seek to
frustrated about these reports, and we would like to take       make these judgments to the best of our abilities and in a
this opportunity to assure you that, based on an                manner that we believe is consistent with the best interests
investigation conducted by an outside firm, IFG and its         of our fund shareholders. And we remain committed to being
parent company, AMVESCAP PLC, believe that these civil          as vigilant as possible in the future to identify and
actions are without merit. IFG is contesting the charges.       address any harmful market timing investors who have the
                                                                potential to harm our long-term fund shareholders.
          We encourage you to continue to monitor this
situation, particularly as IFG has the opportunity to              We sincerely hope these developments and the media
address the allegations that have been made. Current            coverage surrounding them do not result in you or other
information will be posted on our Web site at                   shareholders losing confidence in AIM or INVESCO Funds.
AIMinvestments.com. We will continue to communicate to you      Amidst this storm of controversy in the mutual fund
on our Web site about our finding, and the actions we are       industry, we believe we can find encouragement in the
taking to protect and promote the interests of our              recovering economy and rising equity markets. As we write
shareholders. The independent trustees of the funds are         this letter, for instance, the S&P 500--Registered
receiving regular reports from their independent counsel and    Trademark-- Index is up approximately 23% year-to-date.
outside counsel hired by AMVESCAP PLC, the parent of AIM and    Although past performance is no guarantee of future results,
IFG, to perform an ongoing investigation of market timing.      there appear to be indicators that the economy and stock
                                                                markets are showing signs of welcomed improvement. We
A COMPLEX ISSUE                                                 encourage you to read the enclosed discussion of your fund's performance during this past reporting period.
Market timing is an investment technique not defined in any
regulation that involves frequent short-term trading of         OUR UNWAVERING COMMITMENT
mutual fund shares, sometimes with a goal to exploit
inefficiencies in the way mutual funds price their shares.      At AIM Investments, we have never wavered in our commitment
We recognize that fund management companies have tried to       to helping you build solutions for your financial goals. Our
deal with this complex issue in various ways and believe        company was founded on a core principle of integrity, and we
that industry-wide guidance is in order. To that end, we        have always worked hard to earn the trust of our
welcome SEC Chairman William Donaldson's pledge to adopt new    shareholders. We are committed to doing all we can to
rules designed to curb market timing abuses. Comprehensive      maintain your trust and confidence.
rulemaking is necessary and is the best way to establish new
industry responsibilities designed to protect shareholders.        Thank you for your continued participation in AIM
We support practical rule changes and structural                Investments. Please call your financial advisor or one of
modifications that are fair, enforceable and, most              our Client Service representatives at 800-959-4246 if you
importantly, beneficial for investors.                          have any further questions or concerns about your AIM
                                                                Investments account.
          AIM Investments has policies in place designed to
identify, prevent and eliminate harmful trading or other        Sincerely,
activities deemed to be detrimental to the funds. We have
also recently taken additional steps--implemented               /s/ ROBERT H. GRAHAM                /s/ MARK H. WILLIAMSON
                                                                Robert H. Graham                    Mark H. Williamson
                                                                Chairman and President              President and CEO
                                                                The AIM Family of Funds             AIM Investments
                                                                --Registered Trademark--

                                                                December 18, 2003

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

SIGNS OF ECONOMIC RECOVERY                                                               declined significantly during the fiscal
BENEFIT FUND                                                                             year. These changes benefited fund
                                                                                         performance, as the information
For the fiscal year ended October 31,       more than 65% of S&P 500 corporations        technology sector of the S&P 500 far
2003, Class A, Class B, and Class C         that had reported their third-quarter        outperformed the industrials and health
shares of AIM Global Science and            2003 earnings exceeded analysts'             care sectors.
Technology Fund returned 43.56%, 42.76%,    expectations.
and 42.76%, respectively, at net asset                                                      In the first half of the year, we
value. The S&P 500 rose 20.79% for the         For most of the fiscal year, the          observed that stocks of many smaller
fiscal year.                                Federal Reserve (the Fed) kept the           technology companies were outperforming
                                            short-term federal funds rate at 1.25%.      stocks of many larger, more established
MARKET CONDITIONS                           On June 25, 2003, it lowered that rate       technology companies. Consequently, we
                                            to 1.00%, its lowest level since 1958.       believed it prudent to invest more of
Signs of a generally improving economy      By October, the Fed reported that the        the fund's assets in stocks of smaller
helped the U.S. stock market rise for       pace of economic expansion had picked        tech companies with greater earnings
much of the fiscal year ended October       up, consumer spending generally              growth potential--even though such
31, 2003. The S&P 500 rose in November      strengthened, and residential real           stocks are potentially more volatile
2002, but then declined for several         estate was strong--but that commercial       than stocks of larger tech companies.
months, reaching a low for the fiscal       real estate was sluggish and labor
year on March 11, 2003. The market          markets remained weak.                       IN CLOSING
rallied for the remainder of the fiscal
year. For the fiscal year, all sectors      YOUR FUND                                    On October 29, 2003, AIM Global Science
of the S&P 500 recorded gains, with                                                      and Technology Fund was closed to new
information technology the                  At the close of the fiscal year, the         investors in anticipation of shareholder
best-performing sector.                     fund held 98 stocks, up from 63 stocks       approval of a plan to reorganize the
                                            at the beginning of the fiscal year. A       fund into INVESCO Technology Fund. This
   The U.S. economy expanded during the     complete list of fund holdings as of         reorganization was completed on November
fiscal year. Gross domestic product, the    October 31, 2003 appears in the              24, 2003. As a result, this will be the
broadest measure of economic activity,      financial pages of this report.              last report on AIM Global Science and
grew at an annualized rate of 1.4% in                                                    Technology Fund. Shareholders in INVESCO
the first quarter of 2003, 3.3% in the         The percentage of total net assets        Technology Fund will receive an annual
second quarter, and 8.2% in the third       invested in the information technology       report in early June 2004, covering the
quarter. Corporate earnings also showed     sector rose from 60% at the start of the     fiscal year ending March 31, 2004.
signs of strength. According to             fiscal year to 82% at its close. The
Bloomberg, as of the close of the fiscal    percentage of total net assets invested
year,                                       in the industrials and health care
                                            sectors




==================================================================================================================================
FUND VS. INDEX                              TOTAL NUMBER OF HOLDINGS*             98                    WILLIAM R. KEITHLER
Total returns 10/31/02-10/31/03,                                                         [PHOTO OF      Mr. Keithler, Chartered
excluding sales charge                      TOTAL NET ASSETS          $524.5 MILLION     WILLIAM R.     Financial Analyst, is
                                                                                         KEITHLER]      manager of AIM Global
               [BAR CHART]                                                                              Science and Technology
                                                                                         Fund. He is also the director of sector
CLASS A SHARES                    43.56%                                                 management and a senior vice president
                                                                                         of INVESCO Funds Group, Inc. He joined
CLASS B SHARES                    42.76%                                                 INVESCO in 1998. Mr. Keithler holds an
                                                                                         M.S. from the University of
CLASS C SHARES                    42.76%                                                 Wisconsin-Madison and a B.A. from
                                                                                         Webster College.
S&P 500 INDEX                     20.79%    [GRAPHIC]
                                                          For More Information Visit           See important fund and index
Source: Lipper, Inc.                                                                          disclosures inside front cover.
                                                                  AIMinvestments.com

*Excludes money market fund holdings.
==================================================================================================================================

FUND PERFORMANCE

RESULTS OF A $10,000 INVESTMENT
1/27/92-10/31/03

                                [MOUNTAIN CHART]

     DATE        AIM GLOBAL SCIENCE AND       S&P 500
                    TECHNOLOGY FUND            INDEX
                    CLASS A SHARES
    1/27/92             $  9525              $ 10000
   10/31/92                9300                10476
   10/31/93               14284                12038
   10/31/94               15286                12503
   10/31/95               14848                15804
   10/31/96               15887                19610
   10/31/97               18702                25905
   10/31/98               18110                31607
   10/31/99               30357                39718
   10/31/00               38713                42132
   10/31/01               11166                31646
   10/31/02                7367                26868
   10/31/03             $ 10576              $ 32453    Source: Lipper, Inc.

Your fund's total return includes sales charges, expenses and management fees. The performance of the fund's share classes will differ due to different sales charge structures and class expenses. For fund performance calculations and indexes used in this report, please see the inside front cover. Performance shown in the chart and table does not reflect deduction of taxes a shareholder would pay on fund distributions or sale of fund shares. Performance of the index does not reflect the effects of taxes.


   This growth chart uses a logarithmic scale, which means the price scale (vertical axis) is structured so that a given distance always represents the same percent change in price, rather than the same absolute change in price. For example, the distance from one to 10 is the same as the distance from 10 to 100 on a logarithmic chart, but the latter distance is 10 times greater on a linear chart. A logarithmic scale better illustrates performance in the fund's early years before reinvested distributions and compounding create the potential for the original investment to grow to very large numbers.

   S&P 500 Index data from 1/31/92.


==================================================================================================================================
AVERAGE ANNUAL TOTAL RETURNS                In addition to returns as of the close       Past performance cannot guarantee
As of 10/31/03, including sales charges     of the fiscal year, industry regulations     comparable future results. DUE TO
                                            require us to provide average annual         SIGNIFICANT MARKET VOLATILITY, RESULTS
CLASS A SHARES                              total returns (including sales charges)      OF AN INVESTMENT MADE TODAY MAY DIFFER
10 Years -3.43%                             for periods ended 9/30/03, the most          SUBSTANTIALLY FROM THE HISTORICAL
 5 Years                         -11.07     recent calendar quarter-end.                 PERFORMANCE SHOWN. CALL YOUR FINANCIAL
 1 Year                           36.84                                                  ADVISOR FOR MORE CURRENT PERFORMANCE.

CLASS B SHARES                              AVERAGE ANNUAL TOTAL RETURNS
10 Years                          -3.35%    As of 9/30/03, including sales charges
 5 Years                         -10.95
 1 Year                           37.76     CLASS A SHARES
                                            10 Years                          -4.02%
CLASS C SHARES                               5 Years                         -11.91
Inception (3/1/99)               -15.71%     1 Year                           35.93
 1 Year                           41.76
                                            CLASS B SHARES
                                            10 Years                          -3.94%
                                             5 Years                         -11.79
                                             1 Year                           36.50

                                            CLASS C SHARES
                                            Inception (3/1/99)               -17.97%
                                             1 Year                           40.85
==================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2003


                                                              MARKET
                                                 SHARES       VALUE
-----------------------------------------------------------------------
DOMESTIC COMMON STOCKS-83.33%

AEROSPACE & DEFENSE-0.42%

L-3 Communications Holdings, Inc.(a)              47,600   $  2,224,824
=======================================================================

APPLICATION SOFTWARE-5.77%

BEA Systems, Inc.(a)                             345,100      4,796,890
-----------------------------------------------------------------------
Citrix Systems, Inc.(a)                          133,100      3,364,768
-----------------------------------------------------------------------
Documentum, Inc.(a)                              117,900      3,507,525
-----------------------------------------------------------------------
Fair Issac Corp.                                  42,100      2,685,138
-----------------------------------------------------------------------
FileNET Corp.(a)                                  60,200      1,608,544
-----------------------------------------------------------------------
Intuit Inc.(a)                                   121,700      6,082,566
-----------------------------------------------------------------------
Macromedia, Inc.(a)                              191,800      3,665,298
-----------------------------------------------------------------------
Mercury Interactive Corp.(a)                      97,500      4,527,900
=======================================================================
                                                             30,238,629
=======================================================================

AUTO PARTS & EQUIPMENT-1.19%

Gentex Corp.                                     159,800      6,240,190
=======================================================================

BIOTECHNOLOGY-0.90%

Gilead Sciences, Inc.(a)                          86,000      4,693,880
=======================================================================

BROADCASTING & CABLE TV-0.35%

Comcast Corp.-Class A(a)                          54,700      1,855,424
=======================================================================

COMMUNICATIONS EQUIPMENT-8.84%

Advanced Fibre Communications, Inc.(a)           221,100      5,321,877
-----------------------------------------------------------------------
Avaya Inc.(a)                                    273,800      3,542,972
-----------------------------------------------------------------------
Cisco Systems, Inc.(a)                           500,000     10,490,000
-----------------------------------------------------------------------
Corning Inc.(a)                                  198,100      2,175,138
-----------------------------------------------------------------------
Extreme Networks, Inc.(a)                        157,000      1,350,200
-----------------------------------------------------------------------
Foundry Networks, Inc.(a)                        102,900      2,393,454
-----------------------------------------------------------------------
McDATA Corp.-Class A(a)                          165,500      1,709,615
-----------------------------------------------------------------------
NetScreen Technologies, Inc.(a)                  196,900      5,241,478
-----------------------------------------------------------------------
QUALCOMM Inc.                                    233,200     11,077,000
-----------------------------------------------------------------------
Scientific-Atlanta, Inc.                          50,500      1,494,800
-----------------------------------------------------------------------
UTStarcom, Inc.(a)                                50,500      1,590,750
=======================================================================
                                                             46,387,284
=======================================================================

COMPUTER HARDWARE-3.47%

Dell Inc.(a)                                     390,000     14,086,800
-----------------------------------------------------------------------
Hewlett-Packard Co.                               98,200      2,190,842
-----------------------------------------------------------------------
Intergraph Corp.(a)                               73,500      1,915,410
=======================================================================
                                                             18,193,052
=======================================================================

COMPUTER STORAGE & PERIPHERALS-3.90%

EMC Corp.(a)                                     358,600      4,963,024
-----------------------------------------------------------------------
Hutchinson Technology Inc.(a)                     90,700      3,039,357
-----------------------------------------------------------------------

                                                              MARKET
                                                 SHARES       VALUE
-----------------------------------------------------------------------

COMPUTER STORAGE & PERIPHERALS-(CONTINUED)

Maxtor Corp.(a)                                   93,200   $  1,274,044
-----------------------------------------------------------------------
SanDisk Corp.(a)                                 138,800     11,187,280
=======================================================================
                                                             20,463,705
=======================================================================

CONSUMER ELECTRONICS-1.29%

Harman International Industries, Inc.             52,700      6,756,140
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.25%

Affiliated Computer Services, Inc.-Class A(a)     52,600      2,573,718
-----------------------------------------------------------------------
Global Payments Inc.                              30,000      1,249,500
-----------------------------------------------------------------------
Paychex, Inc.                                     70,100      2,728,292
=======================================================================
                                                              6,551,510
=======================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.56%

Amphenol Corp.-Class A(a)                         45,300      2,661,375
-----------------------------------------------------------------------
Sanmina-SCI Corp.(a)                             375,700      3,963,635
-----------------------------------------------------------------------
Solectron Corp.(a)                               276,900      1,534,026
=======================================================================
                                                              8,159,036
=======================================================================

ELECTRONIC MANUFACTURING SERVICES-1.14%

Trimble Navigation Ltd.(a)                       217,100      6,002,815
=======================================================================

HEALTH CARE EQUIPMENT-1.29%

Boston Scientific Corp.(a)                       100,000      6,772,000
=======================================================================

HEALTH CARE SERVICES-0.73%

Quest Diagnostics Inc.                            56,500      3,822,225
=======================================================================

HEALTH CARE SUPPLIES-0.89%

Fisher Scientific International Inc.(a)          116,200      4,677,050
=======================================================================

HOME ENTERTAINMENT SOFTWARE-0.35%

Take-Two Interactive Software, Inc.(a)            30,000      1,186,500
-----------------------------------------------------------------------
THQ Inc.(a)                                       36,700        651,058
=======================================================================
                                                              1,837,558
=======================================================================

INTERNET RETAIL-3.69%

Amazon.com, Inc.(a)                              220,000     11,972,400
-----------------------------------------------------------------------
eBay Inc.(a)                                     132,300      7,400,862
=======================================================================
                                                             19,373,262
=======================================================================

INTERNET SOFTWARE & SERVICES-5.05%

United Online, Inc.(a)                           201,900      5,812,701
-----------------------------------------------------------------------
VeriSign, Inc.(a)                                436,400      6,925,668
-----------------------------------------------------------------------
Websense, Inc.(a)                                125,100      2,927,340
-----------------------------------------------------------------------


                                                              MARKET
                                                 SHARES       VALUE
-----------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-(CONTINUED)

Yahoo! Inc.(a)                                   247,100   $ 10,798,270
=======================================================================
                                                             26,463,979
=======================================================================

IT CONSULTING & OTHER SERVICES-2.11%

Anteon International Corp.(a)                    158,800      5,421,432
-----------------------------------------------------------------------
Cognizant Technology Solutions Corp.(a)          124,800      5,664,672
=======================================================================
                                                             11,086,104
=======================================================================

MOVIES & ENTERTAINMENT-0.73%

Time Warner Inc.(a)                              249,700      3,817,913
=======================================================================

SEMICONDUCTOR EQUIPMENT-8.59%

Applied Materials, Inc.(a)                       301,200      7,039,044
-----------------------------------------------------------------------
Axcelis Technologies, Inc.(a)                    522,900      5,532,282
-----------------------------------------------------------------------
Entegris Inc.(a)                                 230,300      3,030,748
-----------------------------------------------------------------------
KLA-Tencor Corp.(a)                               86,600      4,964,778
-----------------------------------------------------------------------
Lam Research Corp.(a)                            266,100      7,647,714
-----------------------------------------------------------------------
Novellus Systems, Inc.(a)                         89,400      3,691,326
-----------------------------------------------------------------------
Teradyne, Inc.(a)                                268,400      6,114,152
-----------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                        145,300      7,025,255
=======================================================================
                                                             45,045,299
=======================================================================

SEMICONDUCTORS-17.97%

Agere Systems Inc.-Class A(a)                    256,700        893,316
-----------------------------------------------------------------------
Altera Corp.(a)                                  290,000      5,866,700
-----------------------------------------------------------------------
Analog Devices, Inc.(a)                          238,400     10,568,272
-----------------------------------------------------------------------
Fairchild Semiconductor International,
  Inc.(a)                                         41,600        940,160
-----------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)              216,600      7,271,262
-----------------------------------------------------------------------
Intel Corp.                                      362,100     11,967,405
-----------------------------------------------------------------------
Maxim Integrated Products, Inc.                   48,300      2,400,993
-----------------------------------------------------------------------
Microchip Technology Inc.                        302,200      9,884,962
-----------------------------------------------------------------------
National Semiconductor Corp.(a)                  181,000      7,354,030
-----------------------------------------------------------------------
OmniVision Technologies, Inc.(a)                  64,900      3,686,320
-----------------------------------------------------------------------
Silicon Laboratories Inc.(a)                     242,400     13,084,752
-----------------------------------------------------------------------
Texas Instruments Inc.                           530,000     15,327,600
-----------------------------------------------------------------------
Xilinx, Inc.(a)                                  158,800      5,033,960
=======================================================================
                                                             94,279,732
=======================================================================

SYSTEMS SOFTWARE-8.48%

Computer Associates International, Inc.          186,900      4,395,888
-----------------------------------------------------------------------
Microsoft Corp.                                  400,600     10,475,690
-----------------------------------------------------------------------
Oracle Corp.(a)                                  888,800     10,630,048
-----------------------------------------------------------------------
Symantec Corp.(a)(b)                             181,100     12,070,315
-----------------------------------------------------------------------
VERITAS Software Corp.(a)                        190,500      6,886,575
=======================================================================
                                                             44,458,516
=======================================================================

                                                              MARKET
                                                 SHARES       VALUE
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES-3.37%

Nextel Communications, Inc.-Class A(a)           650,000   $ 15,730,000
-----------------------------------------------------------------------
United States Cellular Corp.(a)                   57,100      1,933,406
=======================================================================
                                                             17,663,406
=======================================================================
    Total Domestic Common Stocks
      (Cost $300,835,524)                                   437,063,533
=======================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-14.46%

BERMUDA-2.06%

Accenture Ltd.-Class A (IT Consulting & Other
  Services)(a)                                   157,000      3,673,800
-----------------------------------------------------------------------
Marvell Technology Group Ltd.
  (Semiconductors)(a)                            163,000      7,150,810
=======================================================================
                                                             10,824,610
=======================================================================

CANADA-0.74%

Cognos, Inc. (Application Software)(a)           112,900      3,891,663
=======================================================================

CAYMAN ISLANDS-1.12%

Seagate Technology (Computer Storage &
  Peripherals)                                   255,700      5,875,986
=======================================================================

FINLAND-0.74%

Nokia Oyj-ADR (Communications Equipment)         227,400      3,863,526
=======================================================================

GERMANY-2.22%

SAP A.G. (Application Software)                   35,953      5,212,467
-----------------------------------------------------------------------
SAP A.G.-ADR (Application Software)              175,600      6,416,424
=======================================================================
                                                             11,628,891
=======================================================================

ISRAEL-0.54%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                               49,600      2,821,744
=======================================================================

NETHERLANDS-0.49%

STMicroelectronics N.V. (Semiconductors)          96,215      2,552,440
=======================================================================

SINGAPORE-0.73%

Chartered Semiconductor Manufacturing
  Ltd.-ADR (Semiconductors)(a)                   154,600      1,519,718
-----------------------------------------------------------------------
Flextronics International Ltd. (Electronic
  Manufacturing Services)(a)                     163,900      2,294,600
=======================================================================
                                                              3,814,318
=======================================================================

SOUTH KOREA-3.39%

Samsung Electronics Co., Ltd. (Electronic
  Equipment Manufacturers)                        44,800     17,791,297
=======================================================================

SWEDEN-0.57%

Ericsson (LM) Telefonaktiebolaget-ADR
  (Communications Equipment)(a)                  176,800      3,019,744
=======================================================================

TAIWAN-1.22%

Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Semiconductors)                      392,400      4,339,944
-----------------------------------------------------------------------


                                                                                 MARKET
                                                                    SHARES       VALUE
------------------------------------------------------------------------------------------
TAIWAN-(CONTINUED)

United Microelectronics Corp.-ADR
  (Semiconductors)                                                  391,900   $  2,057,475
==========================================================================================
                                                                                 6,397,419
==========================================================================================

UNITED KINGDOM-0.64%

Amdocs Ltd. (Application Software)(a)                                89,700      1,924,962
==========================================================================================
Vodafone Group PLC-ADR (Wireless
  Telecommunication Services)                                        69,100      1,461,465
==========================================================================================
                                                                                 3,386,427
==========================================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $56,188,686)                                              75,868,065
==========================================================================================

                                                NUMBER
                                                  OF       EXERCISE   EXPIRATION
                                               CONTRACTS    PRICE        DATE
PUT OPTIONS PURCHASED-0.02%

Boston Scientific Corp. (Health Care
  Equipment) (Cost $211,225)                      500        $60        Jan-04     105,000
==========================================================================================


                                                                MARKET
                                                   SHARES       VALUE
-------------------------------------------------------------------------
MONEY MARKET FUNDS-3.50%

STIC Liquid Assets Portfolio(c)                  9,191,850   $  9,191,850
-------------------------------------------------------------------------
STIC Prime Portfolio(c)                          9,191,850      9,191,850
=========================================================================
    Total Money Market Funds
      (Cost $18,383,700)                                       18,383,700
=========================================================================
TOTAL INVESTMENTS-101.31%
  (Cost $375,619,135)                                         531,420,298
=========================================================================
OTHER ASSETS LESS LIABILITIES-(1.31%)                          (6,892,463)
=========================================================================
NET ASSETS-100.00%                                           $524,527,835
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 1 section G and Note 7.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

ASSETS:

Investments, at market value (cost
  $357,235,435)                              $   513,036,598
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $18,383,700)                        18,383,700
------------------------------------------------------------
Receivables for:
  Fund shares sold                                   222,637
------------------------------------------------------------
  Dividends                                           91,625
------------------------------------------------------------
Investment for deferred compensation plan              8,763
------------------------------------------------------------
Other assets                                           1,988
============================================================
     Total assets                                531,745,311
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                            4,894,313
------------------------------------------------------------
  Fund shares reacquired                           1,315,865
------------------------------------------------------------
  Options written (premiums received
     $109,514)                                        47,430
------------------------------------------------------------
  Deferred compensation plan                           8,763
------------------------------------------------------------
Accrued distribution fees                            270,990
------------------------------------------------------------
Accrued trustees' fees                                 8,642
------------------------------------------------------------
Accrued transfer agent fees                          525,586
------------------------------------------------------------
Accrued operating expenses                           145,887
============================================================
     Total liabilities                             7,217,476
============================================================
Net assets applicable to shares outstanding  $   524,527,835
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 1,862,149,992
------------------------------------------------------------
Undistributed net investment income (loss)           (16,253)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and option contracts                        (1,493,469,154)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                      155,863,250
============================================================
                                             $   524,527,835
____________________________________________________________
============================================================


NET ASSETS:

Class A                                      $   380,856,077
____________________________________________________________
============================================================
Class B                                      $   120,826,338
____________________________________________________________
============================================================
Class C                                      $    22,845,420
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED
NUMBER OF SHARES AUTHORIZED:

Class A                                           54,277,099
____________________________________________________________
============================================================
Class B                                           18,556,360
____________________________________________________________
============================================================
Class C                                            3,508,657
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $          7.02
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $7.02 divided by
       95.25%)                               $          7.37
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                   $          6.51
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                   $          6.51
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $76,052)         $    755,267
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       201,919
--------------------------------------------------------------------------
Interest                                                             2,933
--------------------------------------------------------------------------
Securities lending                                                 375,248
==========================================================================
    Total investment income                                      1,335,367
==========================================================================

EXPENSES:

Advisory fees                                                    4,124,656
--------------------------------------------------------------------------
Administrative services fees                                       115,259
--------------------------------------------------------------------------
Custodian fees                                                      62,590
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        1,525,746
--------------------------------------------------------------------------
  Class B                                                        1,003,482
--------------------------------------------------------------------------
  Class C                                                          175,443
--------------------------------------------------------------------------
Transfer agent fees                                              4,852,981
--------------------------------------------------------------------------
Trustees' fees                                                      15,221
--------------------------------------------------------------------------
Other                                                              371,001
==========================================================================
    Total expenses                                              12,246,379
==========================================================================
Less: Fees waived and expense offset arrangements               (3,201,078)
==========================================================================
    Net expenses                                                 9,045,301
==========================================================================
Net investment income (loss)                                    (7,709,934)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (52,429,044)
--------------------------------------------------------------------------
  Foreign currencies                                               114,878
--------------------------------------------------------------------------
  Option contracts written                                         909,880
==========================================================================
                                                               (51,404,286)
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        218,829,642
--------------------------------------------------------------------------
  Foreign currencies                                                  (272)
--------------------------------------------------------------------------
  Option contracts written                                          98,121
==========================================================================
                                                               218,927,491
==========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                             167,523,205
==========================================================================
Net increase in net assets resulting from operations          $159,813,271
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2003 and 2002

                                                                  2003           2002
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (7,709,934)  $ (11,879,992)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                    (51,404,286)   (240,968,796)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and option contracts        218,927,491      27,536,826
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                159,813,271    (225,311,962)
==========================================================================================
Share transactions-net:
  Class A                                                      (16,230,805)     (5,159,028)
------------------------------------------------------------------------------------------
  Class B                                                      (18,130,770)   (122,002,616)
------------------------------------------------------------------------------------------
  Class C                                                          218,891      (3,417,367)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (34,142,684)   (130,579,011)
==========================================================================================
    Net increase (decrease) in net assets                      125,670,587    (355,890,973)
==========================================================================================

NET ASSETS:

  Beginning of year                                            398,857,248     754,748,221
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(16,253) and $(6,681) for 2003 and 2002,
    respectively)                                             $524,527,835   $ 398,857,248
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Science and Technology Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On October 29, 2003, the Fund closed to new investors.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Market trends, movement in exchange traded funds and ADR's and the bid/ask quotes of brokers and information providers may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

I. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to waive fees and /or reimburse expenses (excluding interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund, if any). For the year ended October 31, 2003, AIM waived fees of $3,185,784.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2003, AIM was paid $115,259 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2003, AISI retained $2,790,612 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and

Class C shares. Of these amounts, AIM Distributors may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2003, the Class A, Class B and Class C shares paid $1,523,652, $1,003,482 and $175,443, respectively after AIM Distributors waived Class A plan fees of $2,094.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2003, AIM Distributors retained $57,039 in front-end sales commissions from the sale of Class A shares and $21,810, $118 and $2,284 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the year ended October 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $12,537 and reductions in custodian fees of $663 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $13,200.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

    During the year ended October 31, 2003, the Fund paid legal fees of $2,852 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended October 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving line of credit facility or the committed line of credit facility.

    Additionally the Fund is permitted to carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At October 31, 2003, there were no securities on loan to brokers. For the year ended October 31, 2003, the Fund received fees of $375,248 for securities lending.

NOTE 7--OPTION CONTRACTS WRITTEN

              TRANSACTIONS DURING THE PERIOD
----------------------------------------------------------
                                    CALL OPTION CONTRACTS
                                    ----------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
----------------------------------------------------------
Beginning of year                     3,745      $ 453,826
----------------------------------------------------------
Written                               3,472        862,172
----------------------------------------------------------
Closed                               (2,975)      (670,083)
----------------------------------------------------------
Exercised                            (1,630)      (163,226)
----------------------------------------------------------
Expired                              (2,085)      (373,175)
==========================================================
End of year                             527      $ 109,514
__________________________________________________________
==========================================================

OPEN CALL OPTIONS WRITTEN AT PERIOD END
--------------------------------------------------------------------------------------------
                                                                  OCTOBER 31,
                                                                     2003
                       CONTRACT   STRIKE   NUMBER OF   PREMIUMS     MARKET       UNREALIZED
ISSUE                   MONTH     PRICE    CONTRACTS   RECEIVED      VALUE      APPRECIATION
--------------------------------------------------------------------------------------------
Symantec Corp.          Nov-03     $70        527      $109,514     $47,430       $62,084
____________________________________________________________________________________________
============================================================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2003 and 2002.
Tax Components of Net Assets:

    As of October 31, 2003, the components of net assets on a tax basis were as follows:

Unrealized appreciation -- investments       $   152,547,540
------------------------------------------------------------
Temporary book/tax differences                       (16,253)
------------------------------------------------------------
Capital loss carryforward                     (1,490,153,444)
------------------------------------------------------------
Shares of beneficial interest                  1,862,149,992
============================================================
Total net assets                             $   524,527,835
____________________________________________________________
============================================================


    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales and the tax deferral of losses on certain option transactions. Amount includes appreciation on foreign currencies of $3 and options contracts written of $62,084.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
------------------------------------------------------------
October 31, 2009                              $1,181,366,577
------------------------------------------------------------
October 31, 2010                                 259,449,545
------------------------------------------------------------
October 31, 2011                                  49,337,322
============================================================
                                              $1,490,153,444
____________________________________________________________
============================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2003 was $367,368,435 and $398,296,453, respectively.

          UNREALIZED APPRECIATION (DEPRECIATION)
          OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                        $155,401,738
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (2,916,285)
===========================================================
Net unrealized appreciation of investment
  securities                                   $152,485,453
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $378,934,845.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions and net operating losses, on October 31, 2003, undistributed net investment income
(loss) was increased by $7,700,362, undistributed net realized gains (losses) decreased by $114,879 and shares of beneficial interest decreased by $7,585,483. This reclassification had no effect on the net assets of the Fund.

NOTE 11--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                                          2003                            2002
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      39,604,747    $ 216,032,512     26,274,193    $ 171,598,190
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       4,075,291       21,380,763      2,939,110       19,257,843
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,487,463        7,727,759      1,050,513        6,971,729
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       3,051,104       16,123,321      8,433,047       56,174,791
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,274,282)     (16,123,321)    (9,000,274)     (56,174,791)
==========================================================================================================================
Reacquired:
  Class A                                                     (45,768,765)    (248,386,638)   (36,509,509)    (232,932,009)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (4,696,933)     (23,388,212)   (12,786,276)     (85,085,668)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,475,851)      (7,508,868)    (1,669,762)     (10,389,096)
==========================================================================================================================
                                                               (6,997,226)   $ (34,142,684)   (21,268,958)   $(130,579,011)
__________________________________________________________________________________________________________________________
==========================================================================================================================


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                          CLASS A
                                                              ---------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------------
                                                                2003           2002        2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   4.89       $   7.41    $  30.61    $    26.44    $    16.28
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.09)(a)      (0.12)(a)   (0.20)(a)      0.06(a)(b)   (0.25)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.22          (2.40)     (19.12)         7.23         10.97
=============================================================================================================================
    Total from investment operations                              2.13          (2.52)     (19.32)         7.29         10.72
=============================================================================================================================
Less distributions from net realized gains                          --             --       (3.88)        (3.12)        (0.56)
=============================================================================================================================
Net asset value, end of period                                $   7.02       $   4.89    $   7.41    $    30.61    $    26.44
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(c)                                                  43.56%        (34.01)%    (71.16)%       27.52%        67.63%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $380,856       $280,426    $438,702    $1,513,595    $1,023,124
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.00%(d)       2.01%       1.98%         1.63%         1.77%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.76%(d)       2.56%       2.03%         1.63%         1.77%
=============================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.68)%(d)     (1.76)%     (1.57)%        0.16%        (1.11)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                             90%           115%        173%          111%          122%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects dividend income of $0.49 per share recognized from the spin-off of Nortel Networks Corp. from BCE, Inc.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily assets of $305,149,254.


                                                                                           CLASS B
                                                              ----------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------------------
                                                                2003           2002        2001         2000            1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   4.56       $   6.96    $  29.17    $    25.43       $  15.76
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.11)(a)      (0.14)(a)   (0.25)(a)     (0.11)(a)(b)   (0.35)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.06          (2.26)     (18.08)         6.97          10.58
==============================================================================================================================
    Total from investment operations                              1.95          (2.40)     (18.33)         6.86          10.23
==============================================================================================================================
Less distributions from net realized gains                          --             --       (3.88)        (3.12)         (0.56)
==============================================================================================================================
Net asset value, end of period                                $   6.51       $   4.56    $   6.96    $    29.17       $  25.43
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(c)                                                  42.76%        (34.48)%    (71.30)%       26.87%         66.84%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $120,826       $102,470    $287,394    $1,414,915       $898,400
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.50%(d)       2.51%       2.48%         2.13%          2.28%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             3.26%(d)       3.06%       2.53%         2.13%          2.28%
==============================================================================================================================
Ratio of net investment income (loss) to average net assets      (2.18)%(d)     (2.26)%     (2.07)%       (0.34)%        (1.62)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                             90%           115%        173%          111%           122%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects dividend income of $0.49 per share recognized from the spin-off of Nortel Networks Corp. from BCE, Inc.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily assets of $100,348,136.


                                                                                           CLASS C
                                                              ----------------------------------------------------------------
                                                                                                               MARCH 1, 1999
                                                                                                                (DATE SALES
                                                                         YEAR ENDED OCTOBER 31,                COMMENCED) TO
                                                              --------------------------------------------      OCTOBER 31,
                                                               2003          2002       2001        2000           1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  4.56       $  6.96    $ 29.16    $  25.43          $ 19.23
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.11)(a)     (0.14)(a)  (0.25)(a)   (0.11)(a)(b)     (0.11)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.06         (2.26)    (18.07)       6.96             6.31
==============================================================================================================================
    Total from investment operations                             1.95         (2.40)    (18.32)       6.85             6.20
==============================================================================================================================
Less distributions from net realized gains                         --            --      (3.88)      (3.12)              --
==============================================================================================================================
Net asset value, end of period                                $  6.51       $  4.56    $  6.96    $  29.16          $ 25.43
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(c)                                                 42.76%       (34.48)%   (71.29)%     26.83%           32.24%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $22,845       $15,961    $28,652    $114,667          $12,352
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.50%(d)      2.51%      2.48%       2.13%            2.28%(e)
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            3.26%(d)      3.06%      2.53%       2.13%            2.28%(e)
==============================================================================================================================
Ratio of net investment income (loss) to average net assets     (2.18)%(d)    (2.26)%    (2.07)%     (0.34)%          (1.62)%(e)
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(f)                                         90%          115%       173%        111%             122%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects dividend income of $0.49 per share recognized from the spin-off of Nortel Networks Corp. from BCE, Inc.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily assets of $17,544,292.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 13--SUBSEQUENT EVENTS

On November 24, 2003, the Fund transferred substantially all of its assets to INVESCO Technology Fund ("Buying Fund") in exchange for shares of the Buying Fund in a tax-free reorganization.

  Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group, Inc., the parent company of AIM, and he also holds the position of Senior Vice President with AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the funds in the AIM Family of Funds(R), which includes the INVESCO Funds (the "Funds") has been named as a defendant in any of these proceedings.

  The SEC proceeding alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG proceeding is also based on the circumstances described above. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

  The Colorado proceeding is also based on the circumstances described above. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  AIM has received inquiries from the SEC, the NASD, Inc., the NYAG and the Secretary of the Commonwealth of Massachusetts with respect to market timing, late trading, fair value pricing and other similar issues and AIM has been providing full cooperation with respect to these inquiries.

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against certain Funds, INVESCO, AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, but also regarding the funds' fair valuation pricing methodology. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Funds, INVESCO, AIM, AMVESCAP and related parties in the future.

  As a result of these developments, investors in the Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of these matters described above may have on the Fund or AIM's financial condition.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of AIM Global Science and Technology Fund



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Science and Technology Fund (one of the funds constituting AIM Investment Funds; hereafter referred to as the "Fund") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



As described in Note 13, the Fund was merged into INVESCO Technology Fund effective November 24, 2003.

PRICEWATERHOUSECOOPERS LLP

December 16, 2003
Houston, Texas

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM Global Science and Technology Fund, a portfolio of AIM Investment Funds, was held on October 21, 2003. The meeting was adjourned and reconvened on October 28, 2003. The meeting was held for the following purposes:

(1)* To approve an Agreement and Plan of Reorganization under which all of the assets of AIM Global Science and Technology Fund, an investment portfolio of AIM Investment Funds ("Trust"), will be transferred to INVESCO Technology Fund ("Buying Fund"), an investment portfolio of INVESCO Sector Funds, Inc. ("Company"), Buying Fund will assume the liabilities of AIM Global Science and Technology Fund and Company will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of AIM Global Science and Technology Fund and, in connection therewith, the sale of all of AIM Global Science and Technology Fund's assets and the termination of AIM Global Science and Technology Fund as a designated series of Trust.

(2)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

The results of the voting on the above matters were as follows:

                                                                           VOTES         WITHHELD/
      MATTER                                             VOTES FOR        AGAINST       ABSTENTIONS
----------------------------------------------------------------------------------------------------
(1)*  To approve an Agreement and Plan of
      Reorganization under which all of the assets
      of AIM Global Science and Technology Fund, an
      investment portfolio of AIM Investment Funds
      ("Trust"), will be transferred to INVESCO
      Technology Fund ("Buying Fund"), an
      investment portfolio of INVESCO Sector Funds,
      Inc. ("Company"), Buying Fund will assume the
      liabilities of AIM Global Science and
      Technology Fund and Company will issue shares
      of each class of Buying Fund to shareholders
      of the corresponding class of shares of AIM
      Global Science and Technology Fund and, in
      connection therewith, the sale of all of AIM
      Global Science and Technology Fund's assets
      and the termination of AIM Global Science and
      Technology Fund as a designated series of
      Trust........................................      24,812,514      1,487,065      17,641,709**

                                                                                         WITHHOLDING
       DIRECTORS/MATTER                                                  VOTES FOR        AUTHORITY
----------------------------------------------------------------------------------------------------
(2)*   Bob R. Baker................................................      87,984,873       2,902,602
       Frank S. Bayley.............................................      87,982,085       2,905,390
       James T. Bunch..............................................      88,001,445       2,886,030
       Bruce L. Crockett...........................................      88,021,609       2,865,866
       Albert R. Dowden............................................      88,014,018       2,873,457
       Edward K. Dunn, Jr..........................................      87,988,643       2,898,832
       Jack M. Fields..............................................      88,028,221       2,859,254
       Carl Frischling.............................................      87,950,710       2,936,765
       Robert H. Graham............................................      87,995,193       2,892,282
       Gerald J. Lewis.............................................      87,934,743       2,952,732
       Prema Mathai-Davis..........................................      87,970,063       2,917,412
       Lewis F. Pennock............................................      87,993,641       2,893,834
       Ruth H. Quigley.............................................      87,951,691       2,935,784
       Louis S. Sklar..............................................      88,014,716       2,872,759
       Larry Soll, Ph.D. ..........................................      87,991,750       2,895,725
       Mark H. Williamson..........................................      88,016,988       2,870,487

The Special Meeting of Shareholders of the Company noted above was adjourned and reconvened on October 28, 2003. At the reconvened meeting the following matter was then considered:

                                                                           VOTES         WITHHELD/
      MATTER                                             VOTES FOR        AGAINST       ABSTENTIONS
----------------------------------------------------------------------------------------------------
(2)*  Approval of an Agreement and Plan of
      Reorganization under which all of the assets
      of AIM Global Science and Technology Fund, an
      investment portfolio of AIM Investment Funds
      ("Trust"), will be transferred to INVESCO
      Technology Fund ("Buying Fund"), an
      investment portfolio of INVESCO Sector Funds,
      Inc. ("Company"), Buying Fund will assume the
      liabilities of AIM Global Science and
      Technology Fund and Company will issue shares
      of each class of Buying Fund to shareholders
      of the corresponding class of shares of AIM
      Global Science and Technology Fund and, in
      connection therewith, the sale of all of AIM
      Global Science and Technology Fund's assets
      and the termination of AIM Global Science and
      Technology Fund as a designated series of
      Trust........................................      28,178,551      1,617,662      11,156,112**

 * Proposal required approval by a combined vote of all the portfolios of AIM Investment Funds.

** Includes Broker Non-Votes.

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of AIM Investment Funds (the Trust), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 132 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement, or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                       OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1988             Director and Chairman, A I M Management Group None
  Trustee, Chairman and                             Inc. (financial services holding company);
  President                                         and Director and Vice Chairman, AMVESCAP PLC
                                                    and Chairman of AMVESCAP PLC -- AIM Division
                                                    (parent of AIM and a global investment
                                                    management firm)
                                                    Formerly: President and Chief Executive
                                                    Officer, A I M Management Group Inc.;
                                                    Director, Chairman and President, A I M
                                                    Advisors, Inc. (registered investment
                                                    advisor); and Director and Chairman, A I M
                                                    Capital Management, Inc. (registered
                                                    investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment
                                                    Services, Inc., (registered transfer agent),
                                                    and Fund Management Company (registered
                                                    broker dealer); and Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products
------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive       Director and Chairman,
  Trustee and Executive Vice                        Officer, A I M Management Group Inc.          INVESCO Bond Funds,
  President                                         (financial services holding company);         Inc., INVESCO
                                                    Director, Chairman and President, A I M       Combination Stock &
                                                    Advisors, Inc. (registered investment         Bond Funds, Inc.,
                                                    advisor); Director, A I M Capital Management, INVESCO Counselor
                                                    Inc. (registered investment advisor) and      Series Funds, Inc.,
                                                    A I M Distributors, Inc. (registered broker   INVESCO International
                                                    dealer); Director and Chairman, AIM           Funds, Inc., INVESCO
                                                    Investment Services, Inc. (registered         Manager Series Funds,
                                                    transfer agent); and Fund Management Company  Inc., INVESCO Money
                                                    (registered broker dealer); and Chief         Market Funds, Inc.,
                                                    Executive Officer, AMVESCAP PLC -- AIM        INVESCO Sector Funds,
                                                    Division (parent of AIM and a global          Inc., INVESCO Stock
                                                    investment management firm)                   Funds, Inc., INVESCO
                                                    Formerly: Director, Chairman, President and   Treasurer's Series
                                                    Chief Executive Officer, INVESCO Funds Group, Funds, Inc. and
                                                    Inc. and INVESCO Distributors, Inc.; Chief    INVESCO Variable
                                                    Executive Officer, AMVESCAP PLC -- Managed    Investment Funds, Inc.
                                                    Products; Chairman and Chief Executive
                                                    Officer of NationsBanc Advisors, Inc.; and
                                                    Chairman of NationsBanc Investments, Inc.
------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker(3) -- 1936          2003             Consultant                                    None
  Trustee
                                                    Formerly: President and Chief Executive
                                                    Officer, AMC Cancer Research Center; and
                                                    Chairman and Chief Executive Officer, First
                                                    Columbia Financial Corporation
------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          1987             Of Counsel, law firm of Baker & McKenzie      Badgley Funds, Inc.
  Trustee                                                                                         (registered investment
                                                                                                  company)
------------------------------------------------------------------------------------------------------------------------
  James T. Bunch(3) -- 1942        2003             Co-President and Founder, Green, Manning &    None
  Trustee                                           Bunch Ltd., (investment banking firm); and
                                                    Director, Policy Studies, Inc. and Van Gilder
                                                    Insurance Corporation
                                                    Formerly: General Counsel and Director,
                                                    Boettcher & Co.; and Chairman and Managing
                                                    Partner, law firm of Davis, Graham & Stubbs
------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        2001             Chairman, Crockett Technology Associates      ACE Limited (insurance
  Trustee                                           (technology consulting company)               company); and
                                                                                                  Captaris, Inc.
                                                                                                  (unified messaging
                                                                                                  provider)
------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2001             Director of a number of public and private    Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss     (Chairman) (registered
                                                    Group Ltd. (private investment and            investment company);
                                                    management) and Magellan Insurance Company    Annuity and Life Re
                                                    Formerly: Director, President and Chief       (Holdings), Ltd.
                                                    Executive Officer, Volvo Group North America, (insurance company)
                                                    Inc.; Senior Vice President, AB Volvo; and
                                                    director of various affiliated Volvo Group
                                                    companies
------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      2001             Formerly: Chairman, Mercantile Mortgage       None
  Trustee                                           Corp.; President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           2001             Chief Executive Officer, Twenty First Century Administaff
  Trustee                                           Group, Inc. (government affairs company) and
                                                    Texana Timber LP
------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

(3) Elected trustee of the Trust on October 21, 2003.

As of January 1, 2003

The address of each trustee and officer of AIM Investment Funds (The Trust), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 132 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement, or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                          OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                              HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           2001               Partner, law firm of Kramer Levin Naftalis       Cortland Trust, Inc.
  Trustee                                              and Frankel LLP                                  (registered investment
                                                                                                        company)
------------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis(3) -- 1933        2003               Chairman, Lawsuit Resolution Services (San       General Chemical
  Trustee                                              Diego, California)                               Group, Inc.,
                                                       Formerly: Associate Justice of the California    Wheelabrator
                                                       Court of Appeals                                 Technologies, Inc.
                                                                                                        (waste management
                                                                                                        company), Fisher
                                                                                                        Scientific, Inc.,
                                                                                                        Henley Manufacturing,
                                                                                                        Inc. (laboratory
                                                                                                        supplies), and
                                                                                                        California Coastal
                                                                                                        Properties, Inc.
------------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        2001               Formerly: Chief Executive Officer, YWCA of       None
  Trustee                                              the USA
------------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          2001               Partner, law firm of Pennock & Cooper            None
  Trustee
------------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           1987               Retired                                          None
  Trustee
------------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            2001               Executive Vice President, Development and        None
  Trustee                                              Operations Hines Interests Limited
                                                       Partnership (real estate development company)
------------------------------------------------------------------------------------------------------------------------------
  Larry Soll, Ph.D.(3) -- 1942      2003               Retired                                          None
  Trustee
------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003               Director, Senior Vice President, Secretary       N/A
  Senior Vice President                                and General Counsel, A I M Management Group
                                                       Inc. (financial services holding company) and
                                                       A I M Advisors, Inc.; Vice President, A I M
                                                       Capital Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.; and
                                                       Director, Vice President and General Counsel,
                                                       Fund Management Company
                                                       Formerly: Senior Vice President and General
                                                       Counsel, Liberty Financial Companies, Inc.;
                                                       and Senior Vice President and General
                                                       Counsel, Liberty Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1998               Director, Chairman and Director of               N/A
  Senior Vice President                                Investments, A I M Capital Management, Inc.;
                                                       Director and Executive Vice President, A I M
                                                       Management Group Inc.; Director and Senior
                                                       Vice President, A I M Advisors, Inc.; and
                                                       Director, A I M Distributors, Inc. and
                                                       AMVESCAP PLC
                                                       Formerly: Chief Executive Officer and
                                                       President, A I M Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Chief Research Officer     N/A
  Vice President                                       -- Fixed Income, A I M Capital Management,
                                                       Inc.; and Vice President, A I M Advisors,
                                                       Inc.
------------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1998               Vice President and Chief Compliance Officer,     N/A
  Vice President                                       A I M Advisors, Inc. and A I M Capital
                                                       Management, Inc.; and Vice President, AIM
                                                       Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        2002               Vice President, A I M Advisors, Inc., and        N/A
  Vice President                                       President, Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital Management,
                                                       Inc.
------------------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1998               Vice President and Fund Treasurer, A I M         N/A
  Vice President and Treasurer                         Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------

(3) Elected trustee of the Trust on October 21, 2003.
(4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.
(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            A I M Distributors, Inc.        PricewaterhouseCoopers LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1201 Louisiana, Suite 2900
Houston, TX 77046               Suite 100                       Suite 100                       Houston, TX 77002
                                Houston, TX 77046               Houston, TX 77046-1173

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   State Street Bank and
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   Trust Company
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          225 Franklin Street
Philadelphia, PA 19103          New York, NY 10022-3852                                         Boston, MA 02110

             DOMESTIC EQUITY                       INTERNATIONAL/GLOBAL EQUITY                         FIXED INCOME

AIM Aggressive Growth Fund                  AIM Asia Pacific Growth Fund                 TAXABLE
AIM Balanced Fund*                          AIM Developing Markets Fund
AIM Basic Balanced Fund*                    AIM European Growth Fund                     AIM Floating Rate Fund
AIM Basic Value Fund                        AIM European Small Company Fund              AIM High Yield Fund
AIM Blue Chip Fund                          AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Capital Development Fund                AIM Global Growth Fund                       AIM Intermediate Government Fund
AIM Charter Fund                            AIM Global Trends Fund                       AIM Limited Maturity Treasury Fund
AIM Constellation Fund                      AIM Global Value Fund(4)                     AIM Money Market Fund
AIM Dent Demographic Trends Fund            AIM International Emerging Growth Fund       AIM Short Term Bond Fund
AIM Diversified Dividend Fund(1)            AIM International Growth Fund                AIM Total Return Bond Fund
AIM Emerging Growth Fund                    AIM Trimark Fund                             INVESCO U.S. Government Money Fund
AIM Large Cap Basic Value Fund              INVESCO International Core Equity Fund(5)
AIM Large Cap Growth Fund                                                                TAX-FREE
AIM Libra Fund                                            SECTOR EQUITY
AIM Mid Cap Basic Value Fund                                                             AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund                AIM Global Health Care Fund                  AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                     AIM Real Estate Fund                         AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund                    INVESCO Advantage Health Sciences Fund       AIM Tax-Free Intermediate Fund
AIM Opportunities II Fund                   INVESCO Energy Fund
AIM Opportunities III Fund                  INVESCO Financial Services Fund
AIM Premier Equity Fund                     INVESCO Gold & Precious Metals Fund
AIM Select Equity Fund                      INVESCO Health Sciences Fund
AIM Small Cap Equity Fund(2)                INVESCO Leisure Fund
AIM Small Cap Growth Fund(3)                INVESCO Multi-Sector Fund
AIM Trimark Endeavor Fund                   INVESCO Technology Fund
AM Trimark Small Companies Fund             INVESCO Utilities Fund
AIM Weingarten Fund
INVESCO Core Equity Fund
INVESCO Dynamics Fund
INVESCO Mid-Cap Growth Fund
INVESCO Small Company Growth Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*

* Domestic equity and income fund


(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5) Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

   For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after January 20, 2004, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $142 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $345 billion in assets under management. Data as of September 30, 2003.


                                                  AIMinvestments.com    GST-AR-1

                                                   YOUR GOALS. OUR SOLUTIONS.--Servicemark--
--------------------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College   Separately   Offshore   Alternative   Cash          [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products                 Savings   Managed      Products   Investments   Management              --Servicemark--
                                  Plans     Accounts

                                                                  AIM LIBRA FUND
                                Annual Report to Shareholders o October 31, 2003






                                 [COVER IMAGE]






             YOUR GOALS. OUR SOLUTIONS.      [AIM INVESTMENTS LOGO APPEARS HERE]
                  --Servicemark--                     --Servicemark--

================================================================================
AIM LIBRA FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.
================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information      o The fund may participate in the initial    o The unmanaged Lipper Multi-Cap Growth
presented is as of 10/31/03 and is based    public offering (IPO) market in some         Fund Index represents an average of the
on total net assets.                        market cycles. Because of the fund's         performance of the 30 largest
                                            small asset base, any investment the fund    multi-capitalization growth funds tracked
o AIM Libra Fund's performance figures      may make in IPOs may significantly affect    by Lipper, Inc., an independent mutual
are historical, and they reflect fund       the fund's total return. As the fund's       fund performance monitor.
expenses, the reinvestment of               assets grow, the impact of IPO
distributions, and changes in net asset     investments will decline, which may          o Industry classifications used in this
value.                                      reduce the effect of IPO investments on      report are generally according to the
                                            the fund's total return.                     Global Industry Classification Standard,
o When sales charges are included in                                                     which was developed by and is the
performance figures, Class A share          o The fund's investment return and           exclusive property and a service mark of
performance reflects the maximum 5.50%      principal value will fluctuate, so an        Morgan Stanley Capital International Inc.
sales charge, and Class B and Class C       investor's shares, when redeemed, may be     and Standard & Poor's.
share performance reflects the applicable   worth more or less than their original
contingent deferred sales charge (CDSC)     cost.                                        o A direct investment cannot be made in
for the period involved. The CDSC on                                                     an index. Unless otherwise indicated,
Class B shares declines from 5% beginning   o Investing in small and mid-size            index results include reinvested
at the time of purchase to 0% at the        companies may involve risks not              dividends, and they do not reflect sales
beginning of the seventh year. The CDSC     associated with investing in more            charges. Performance of an index of funds
on Class C shares is 1% for the first       established companies. Also, small           reflects fund expenses; performance of a
year after purchase. The performance of     companies may have business risk,            market index does not.
the fund's share classes will differ due    significant stock price fluctuations and
to different sales charge structures and    illiquidity.                                 A description of the policies and
class expenses.                                                                          procedures that the fund uses to
                                            o The unmanaged Standard & Poor's            determine how to vote proxies relating to
o Had the advisor not waived fees and/or    Composite Index of 500 Stocks (the S&P       portfolio securities is available without
reimbursed expenses, returns would have     500--Registered Trademark--) is an index     charge, upon request, by calling
been lower.                                 of common stocks frequently used as a        800-959-4246, or on the AIM Web site,
                                            general measure of U.S. stock market         AIMinvestments.com.
o Effective 9/30/03, Class B shares are     performance.
not available as an investment for
retirement plans maintained pursuant to     o The unmanaged Russell Midcap--Registered
Section 401 of the Internal Revenue Code,   Trademark-- Growth Index is a subset of the
including 401(k) plans, money purchase      Russell Midcap--Registered Trademark--
pension plans and profit sharing plans.     Index, which represents the performance of
Plans that have existing accounts           the stocks of domestic mid-capitalization
invested in Class B shares will continue    companies; the Growth subset measures the
to be allowed to make additional            performance of Russell Midcap companies
purchases.                                  with higher price/book ratios and higher
                                            forecasted growth values.

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE    This report may be distributed only to shareholders or to
                                                         persons who have received a current prospectus of the fund.
=====================================================

AIMinvestments.com

TO OUR SHAREHOLDERS

                    DEAR FELLOW SHAREHOLDER IN                  new policies and strengthened existing ones--to discourage
                    THE AIM FAMILY OF FUNDS--Registered         harmful short-term trading. These steps include:
                    Trademark--:
                                                                   o  Strengthening daily monitoring of trading activities.
[PHOTO OF           As you may be aware, there has been a
ROBERT H.           great deal of media coverage recently          o  Imposing redemption fees on additional funds we believe
GRAHAM]             about the mutual fund industry and                may be vulnerable to harmful short-term trading
                    allegations of improper activities by             activity.
ROBERT H. GRAHAM    certain individuals and companies. As
                    part of these widespread investigations,       o  Implementing an enhanced exchange policy (effective on
                    INVESCO Funds Group (IFG), the former             or about March 1, 2004) designed to limit exchanges
[PHOTO OF           adviser to certain INVESCO Funds, was             between funds.
MARK H.             recently named as a defendant in
WILLIAMSON]         separate civil enforcement actions by          o  Employing an enhanced fair value pricing policy on
                    the U.S. Securities and Exchange                  certain foreign securities as well as certain illiquid
MARK H. WILLIAMSON  Commission (SEC), the Office of the New           securities.
                    York Attorney General and the State of
Colorado over an issue known as "market timing." A number of       None of these tools alone, nor all of them taken together,
private class or derivative actions also were filed in the      eliminate the possibility of short-term trading strategies
wake of the regulators' actions.                                that may be detrimental to a fund. Moreover, each of these tools involves judgments that are inherently subjective. We
   Investors are understandably concerned and frustrated        have always sought and continue to seek to make these
about these reports, and we would like to take this             judgments to the best of our abilities and in a manner that
opportunity to assure you that, based on an investigation       we believe is consistent with the best interests of our fund
conducted by an outside firm, IFG and its parent company,       shareholders. And we remain committed to being as vigilant as
AMVESCAP PLC, believe that these civil actions are without      possible in the future to identify and address any harmful
merit. IFG is contesting the charges.                           market timing investors who have the potential to harm our long-term fund shareholders.
   We encourage you to continue to monitor this situation,
particularly as IFG has the opportunity to address the             We sincerely hope these developments and the media
allegations that have been made. Current information will be    coverage surrounding them do not result in you or other
posted on our Web site at AIMinvestments.com. We will           shareholders losing confidence in AIM or INVESCO Funds.
continue to communicate to you on our Web site about our        Amidst this storm of controversy in the mutual fund industry,
finding, and the actions we are taking to protect and promote   we believe we can find encouragement in the recovering
the interests of our shareholders. The independent trustees     economy and rising equity markets. As we write this letter,
of the funds are receiving regular reports from their           for instance, the S&P 500--Registered Trademark-- Index is up
independent counsel and outside counsel hired by AMVESCAP       approximately 23% year-to-date. Although past performance is
PLC, the parent of AIM and IFG, to perform an ongoing           no guarantee of future results, there appear to be indicators
investigation of market timing.                                 that the economy and stock markets are showing signs of
                                                                welcomed improvement. We encourage you to read the enclosed
A COMPLEX ISSUE                                                 discussion of your fund's performance during this past
                                                                reporting period.
Market timing is an investment technique not defined in any
regulation that involves frequent short-term trading of         OUR UNWAVERING COMMITMENT
mutual fund shares, sometimes with a goal to exploit
inefficiencies in the way mutual funds price their shares. We   At AIM Investments, we have never wavered in our commitment
recognize that fund management companies have tried to deal     to helping you build solutions for your financial goals. Our
with this complex issue in various ways and believe that        company was founded on a core principle of integrity, and we
industry-wide guidance is in order. To that end, we welcome     have always worked hard to earn the trust of our
SEC Chairman William Donaldson's pledge to adopt new rules      shareholders. We are committed to doing all we can to
designed to curb market timing abuses. Comprehensive            maintain your trust and confidence.
rulemaking is necessary and is the best way to establish new
industry responsibilities designed to protect shareholders.        Thank you for your continued participation in AIM
We support practical rule changes and structural                Investments. Please call your financial advisor or one of our
modifications that are fair, enforceable and, most              Client Service representatives at 800-959-4246 if you have
importantly, beneficial for investors.                          any further questions or concerns about your AIM Investments account.
   AIM Investments has policies in place designed to
identify, prevent and eliminate harmful trading or other        Sincerely,
activities deemed to be detrimental to the funds. We have
also recently taken additional steps--implemented               /s/ ROBERT H. GRAHAM                /s/ MARK H. WILLIAMSON
                                                                Robert H. Graham                    Mark H. Williamson
                                                                Chairman and President              President and CEO
                                                                The AIM Family of Funds             AIM Investments
                                                                --Registered Trademark--

                                                                December 18, 2003

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FUND OUTPERFORMS TWO INDEXES                                                              that we employed made the launch of this
                                                                                          new fund a success.
This report covers the fiscal year ended     it lowered that rate to 1.00%, its lowest
October 31, 2003. Class A shares of AIM      level since 1958. The Fed said it favored       The fund is allowed to invest in the
Libra Fund returned 35.90% at net asset      a more expansive monetary policy because     stocks of companies in all market
value for the year. This return exceeds      the economy had not yet exhibited            capitalizations, and we have the ability
the returns of both its broad market         sustainable growth. Though the Fed has       to select traditional growth stocks or
index, the S&P 500, which returned           met three times since June 25, it has not    growth-at-a-reasonable-price (GARP)
20.79%, and its peer group index, the        changed the federal funds rate.              stocks, depending on the behavior of the
Lipper Multi-Cap Growth Fund Index, which                                                 market and where opportunities for growth
returned 28.14%, for the same period. (A        The job market was comparatively weak     lie.
table comparing the fund's performance to    throughout the period, with the U.S.
that of its indexes is found on page 3.)     unemployment rate measuring 6.0% for the        We started the fund with roughly 50
                                             last two months of 2002, reaching a high     stocks, and as of April 30, 2003, the
MARKET CONDITIONS                            for the reporting period of 6.4% in June,    fund held 92 stocks. We increased that
                                             and declining in August and October to       number to 128 by the end of the fiscal
Gross domestic product (GDP) growth          end the period at 6.0%.                      year.
improved over the reporting period. The
annualized GDP growth for both the last      YOUR FUND                                       Our semiannual report dated April 30,
quarter of 2002 and the first quarter of                                                  2003, showed that the fund was 59%
2003 was 1.4%. For second-quarter 2003,      Launched on November 1, 2002, AIM Libra      invested in small-cap stocks, 25% in
it was 3.3%, annualized. On November 25,     Fund has been fortunate in its first year    mid-cap stocks, and 16% in large-cap
after the close of the reporting period,     to have produced returns at net asset        stocks. At the end of the reporting
the preliminary estimate for                 value of over 34% for all share classes.     period, the small-cap portion was
third-quarter GDP growth was announced as    While this is a gratifying first-year        unchanged (59.3%), but we owned a greater
8.2%, annualized.                            success, we must restate the caution that    percentage of mid-cap stocks (31.5%), and
                                             past performance cannot guarantee future     a smaller amount of large-cap stocks
   As noted above, the S&P 500 Index         results. We also believe that it is          (9.2%). Over the fiscal year, small- and
produced positive returns for the year       appropriate to emphasize that this is an     mid-cap stocks generally outperformed
ended October 31, 2003. All sectors of       aggressive, volatile fund.                   large-cap stocks.
the S&P 500 recorded gains for the year.
                                                We are happy that the fund has               Sectors that provided the best return
   For most of the fiscal year, the          performed well this year, and we do          for the fund for the period include
Federal Reserve Board (the Fed) kept the     believe the selection and performance        information technology, consumer
short-term federal funds rate at 1.25%.      criteria and the methodology                 discretionary and health care. Despite
On June 25, 2003,                                                                         sometimes disheartening news about
                                                                                         consumer sentiment and unemployment, our
                                                                                          stock selection process led us to
                                                                                          continue to invest in the consumer
                                                                                          discretionary sector. This proved to be


====================================================================================================================================
PORTFOLIO COMPOSITION BY SECTOR             TOP 10 EQUITY HOLDINGS*                         TOP 10 INDUSTRIES*
Based on total net assets
                                             1. Stake Technology Ltd. (Canada)      1.1%     1. Apparel Retail                 10.1%
Information Technology             29.4%
                                             2. National Semiconductor Corp.        1.1      2. Semiconductors                  7.5
Consumer Discretionary             26.1
                                             3. Taiwan Semiconductor Manufacturing           3. Communications Equipment        6.5
Health Care                        19.6         Co. Ltd.-ADR (Taiwan)               1.1
                                                                                             4. Diversified Commercial Services 6.4
Industrials                        11.3      4. Select Medical Corp.                1.0
                                                                                             5. Health Care Equipment           4.1
Financials                          7.8      5. Lexar Media, Inc.                   1.0
                                                                                             6. Internet Software & Services    3.9
All other sectors combined          2.5      6. Autoliv, Inc. (Sweden)              1.0
                                                                                             7. Specialty Stores                3.6
                                             7. Symantec Corp.                      1.0
TOTAL NUMBER OF HOLDINGS*            128                                                     8. Pharmaceuticals                 3.4
TOTAL NET ASSETS           $42.4 MILLION     8. Neuvo Energy Co.                    1.0
                                                                                             9. Biotechnology                   3.3
                                             9. TTM Technologies, Inc.              1.0
                                                                                            10. Managed Health Care             2.9
                                            10. Kos Pharmaceuticals, Inc.           1.0

*Excludes money market funds.

   The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
====================================================================================================================================

beneficial, and though the fund's             Silicon Laboratories markets its                            JONATHAN C. SCHOOLAR
weighting in the sector was about equal to    integrated circuits to the communications     [PHOTO OF     Mr. Schoolar, Chartered
the weighting it was given in the Russell     industry. The company's first-quarter 2002    JONATHAN C.   Financial Analyst, is the
Midcap Growth Index, our consumer             earnings report revealed increased            SCHOOLAR]     portfolio manager of AIM
discretionary stocks significantly            revenues, but because of a charge for the                   Libra Fund. He has been in
outperformed those in the index.              settlement of litigation, its net income      the investment business since 1983. He
                                              reflected a loss. The fund no longer has      joined AIM in 1986 as head of equity
   The fund's top-performing stocks for       holdings in either of these companies.        trading. He then served as associate
the period included SanDisk and Career                                                      portfolio manager before assuming his
Education. SanDisk owns more than 200         IN CLOSING                                    current title in 1992.
patents in the flash memory technology
used in digital cameras, personal data        We are encouraged by the most recent             Mr. Schoolar received his B.B.A. in
assistants (PDAs), medical devices and        earnings reports and the positive economic    finance from The University of Texas at
other electronics. The company has            news of late. We are pleased to be able to    Austin.
experienced steady and marked growth in       report the fund's strong returns for its
its share price since April 2003. Career      first fiscal year. We believe that market     Assisted by the Large Cap Growth Team.
Education operates more than 70 campuses      volatility will continue to be a factor
offering non-degreed career studies and       and that complete recovery may be slow.
some degree programs. In its third-quarter    However, we also believe that the
earnings report, the company announced        inclusion of an aggressive, multi-cap
that net income had grown 90% over the        growth fund that can be nimble in its
same quarter of the previous year, rising     sector weightings as economic factors
to $26.9 million from $14.2 million.          change can be a strong contributor to a
                                              diversified investment portfolio.
   Two stocks that detracted from the
fund's performance were Inveresk Research            See important fund and index
Group and Silicon Laboratories. Inveresk,          disclosures inside front cover.
which provides contract research services
for pharmaceutical and biotechnology
companies, saw a 65% rise in its share
price during 2002. In its fourth-quarter
and full-year 2002 earnings report
released in February 2003, the company
reported a net loss of $26 million on
total revenue of $222 million for the
year.


                                    [GRAPHIC]

                                                      For More Information Visit

                                                              AIMinvestments.com

====================================================================================================================================
FUND VS. INDEXES                             CUMULATIVE TOTAL RETURNS                     In addition to fund returns as of the
Cumulative total returns, excluding sales    As of 10/31/03, including sales charges      close of the fiscal year, industry
charges                                                                                   regulations require us to provide average
                                             CLASS A SHARES                               annual total returns (including sales
AIM Libra Fund: 11/1/02-10/31/03             Inception (11/1/02)        28.45%            charges) for periods ended 9/30/03, the
Index returns: 10/31/02-10/31/03                                                          most recent calendar quarter-end, which
                                             CLASS B SHARES                               were as follows.
Class A Shares                     35.90%    Inception (11/1/02)        29.80
                                                                                          AVERAGE ANNUAL TOTAL RETURNS
Class B Shares                     34.80     CLASS C SHARES                               As of 9/30/03, including sales charges
                                             Inception (11/1/02)        34.00
Class C Shares                     35.00                                                  CLASS A SHARES
                                                                                          Inception (11/1/02)               18.05%
S&P 500 Index                                For fund performance calculations and
(Broad Market Index)               20.79     indexes used in this report, please see      CLASS B SHARES
                                             the inside front cover.                      Inception (11/1/02)               19.10
Russell Midcap Growth Index
(Style-Specific Index)             39.30        Past performance cannot guarantee         CLASS C SHARES
                                             comparable future results. DUE TO            Inception (11/1/02)               23.20
Lipper Multi-Cap Growth Fund Index           SIGNIFICANT MARKET VOLATILITY, RESULTS OF
(Peer-Group Index)                 28.14     AN INVESTMENT MADE TODAY MAY DIFFER
                                             SUBSTANTIALLY FROM THE HISTORICAL
                                             PERFORMANCE SHOWN. CALL YOUR FINANCIAL
                                             ADVISOR FOR MORE CURRENT PERFORMANCE.

Source: Lipper, Inc.
====================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2003

                                                              MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.68%

AEROSPACE & DEFENSE-0.94%

Engineered Support Systems, Inc.                   5,900   $   398,899
======================================================================

AIR FREIGHT & LOGISTICS-1.82%

Forward Air Corp.(a)                              13,300       386,764
----------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.(a)           15,200       385,776
======================================================================
                                                               772,540
======================================================================

AIRLINES-1.87%

AirTran Holdings, Inc.(a)                         15,000       243,150
----------------------------------------------------------------------
ExpressJet Holdings, Inc.(a)                      23,600       361,080
----------------------------------------------------------------------
Mesa Air Group, Inc.(a)                           17,600       189,552
======================================================================
                                                               793,782
======================================================================

APPAREL RETAIL-10.08%

Aeropostale, Inc.(a)                              12,500       385,625
----------------------------------------------------------------------
AnnTaylor Stores Corp.(a)                          7,700       275,660
----------------------------------------------------------------------
bebe stores, inc.(a)                              12,600       351,540
----------------------------------------------------------------------
Chico's FAS, Inc.(a)                              10,100       379,154
----------------------------------------------------------------------
Children's Place Retail Stores, Inc. (The)(a)     12,900       388,290
----------------------------------------------------------------------
Christopher & Banks Corp.                         11,400       332,880
----------------------------------------------------------------------
Finish Line, Inc. (The)-Class A(a)                12,800       391,936
----------------------------------------------------------------------
Hot Topic, Inc.(a)                                12,200       350,262
----------------------------------------------------------------------
Jos. A. Bank Clothiers, Inc.(a)                    8,800       381,656
----------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                    10,900       321,114
----------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)            13,900       320,951
----------------------------------------------------------------------
Urban Outfitters, Inc.(a)                         12,000       400,320
======================================================================
                                                             4,279,388
======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.93%

Coach, Inc.(a)                                    11,100       393,717
======================================================================

APPLICATION SOFTWARE-0.48%

RSA Security Inc.(a)                              15,600       202,332
======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.92%

Legg Mason, Inc.                                   4,700       391,275
======================================================================

AUTO PARTS & EQUIPMENT-1.01%

Autoliv, Inc.                                     13,000       430,560
======================================================================

BIOTECHNOLOGY-3.28%

Celgene Corp.(a)                                   5,600       233,464
----------------------------------------------------------------------
Genentech, Inc.(a)                                 3,200       262,304
----------------------------------------------------------------------
Genzyme Corp.(a)                                   3,400       156,060
----------------------------------------------------------------------
Invitrogen Corp.(a)                                6,100       387,899
----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
BIOTECHNOLOGY-(CONTINUED)

QLT Inc. (Canada)(a)                              22,700   $   350,715
======================================================================
                                                             1,390,442
======================================================================

CASINOS & GAMING-1.52%

Station Casinos, Inc.                              8,200       243,950
----------------------------------------------------------------------
WMS Industries Inc.(a)                            17,300       400,149
======================================================================
                                                               644,099
======================================================================

COMMUNICATIONS EQUIPMENT-6.54%

ADTRAN, Inc.                                       5,400       367,362
----------------------------------------------------------------------
Avaya Inc.(a)                                     29,500       381,730
----------------------------------------------------------------------
Corning Inc.(a)                                   36,100       396,378
----------------------------------------------------------------------
Foundry Networks, Inc.(a)                         11,600       269,816
----------------------------------------------------------------------
Research In Motion Ltd. (Canada)(a)                8,800       388,256
----------------------------------------------------------------------
SeaChange International, Inc.(a)                  25,000       385,000
----------------------------------------------------------------------
Sonus Networks, Inc.(a)                           47,500       389,975
----------------------------------------------------------------------
UTStarcom, Inc.(a)                                 6,200       195,300
======================================================================
                                                             2,773,817
======================================================================

COMPUTER & ELECTRONICS RETAIL-0.76%

Best Buy Co., Inc.                                 5,500       320,705
======================================================================

COMPUTER HARDWARE-0.63%

Stratasys, Inc.(a)                                 5,600       266,560
======================================================================

COMPUTER STORAGE & PERIPHERALS-2.82%

Avid Technology, Inc.(a)                           7,600       393,224
----------------------------------------------------------------------
Network Appliance, Inc.(a)                        16,600       409,688
----------------------------------------------------------------------
SanDisk Corp.(a)                                   4,900       394,940
======================================================================
                                                             1,197,852
======================================================================

CONSUMER ELECTRONICS-0.97%

Harman International Industries, Inc.              3,200       410,240
======================================================================

CONSUMER FINANCE-1.66%

Capital One Financial Corp.                        5,600       340,480
----------------------------------------------------------------------
CompuCredit Corp.(a)                              18,400       363,768
======================================================================
                                                               704,248
======================================================================

DIVERSIFIED COMMERCIAL SERVICES-6.37%

Apollo Group, Inc.-Class A(a)                      3,700       235,061
----------------------------------------------------------------------
Bright Horizons Family Solutions, Inc.(a)          8,700       373,752
----------------------------------------------------------------------
Career Education Corp.(a)                          7,300       390,915
----------------------------------------------------------------------
Corinthian Colleges, Inc.(a)                       6,200       383,904
----------------------------------------------------------------------
DiamondCluster International, Inc.(a)             43,900       390,710
----------------------------------------------------------------------
Education Management Corp.(a)                      6,100       385,398
----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES-(CONTINUED)

Exult Inc.(a)                                      7,100   $    56,303
----------------------------------------------------------------------
ITT Educational Services, Inc.(a)                  5,200       258,960
----------------------------------------------------------------------
University of Phoenix Online(a)                    3,300       226,908
======================================================================
                                                             2,701,911
======================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.02%

Lexar Media, Inc.(a)                              18,900       432,999
======================================================================

ELECTRONIC MANUFACTURING SERVICES-1.21%

Trimble Navigation Ltd.(a)                         3,500        96,775
----------------------------------------------------------------------
TTM Technologies, Inc.(a)                         25,800       415,380
======================================================================
                                                               512,155
======================================================================

EMPLOYMENT SERVICES-0.30%

Administaff, Inc.(a)                              10,900       126,222
======================================================================

FOOTWEAR-0.89%

K-Swiss Inc.-Class A                               8,600       377,884
======================================================================

GENERAL MERCHANDISE STORES-1.31%

Dollar General Corp.                              12,300       276,381
----------------------------------------------------------------------
Fred's, Inc.                                       7,400       278,832
======================================================================
                                                               555,213
======================================================================

HEALTH CARE DISTRIBUTORS-1.58%

Omnicare, Inc.                                     7,100       272,214
----------------------------------------------------------------------
Patterson Dental Co.(a)                            6,200       396,676
======================================================================
                                                               668,890
======================================================================

HEALTH CARE EQUIPMENT-4.10%

Advanced Neuromodulation Systems, Inc.(a)          8,900       364,900
----------------------------------------------------------------------
ALARIS Medical Systems, Inc.(a)                   21,091       327,121
----------------------------------------------------------------------
Boston Scientific Corp.(a)                         4,000       270,880
----------------------------------------------------------------------
INAMED Corp.(a)                                    3,500       302,295
----------------------------------------------------------------------
Thoratec Corp.(a)                                  9,800       150,822
----------------------------------------------------------------------
VISX, Inc.(a)                                     13,400       325,084
======================================================================
                                                             1,741,102
======================================================================

HEALTH CARE FACILITIES-1.83%

Odyssey Healthcare, Inc.(a)                       12,200       338,428
----------------------------------------------------------------------
Select Medical Corp.(a)                           13,000       436,410
======================================================================
                                                               774,838
======================================================================

HEALTH CARE SERVICES-2.48%

American Healthways, Inc.(a)                       8,900       368,905
----------------------------------------------------------------------
eResearch Technology, Inc.(a)                      7,300       335,727
----------------------------------------------------------------------
Per-Se Technologies, Inc.(a)                      25,700       349,520
======================================================================
                                                             1,054,152
======================================================================

HOME ENTERTAINMENT SOFTWARE-0.89%

Electronic Arts Inc.(a)                            3,800       376,352
======================================================================

                                                              MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

HOMEBUILDING-2.35%

Centex Corp.                                       3,800   $   370,500
----------------------------------------------------------------------
D.R. Horton, Inc.                                  8,800       350,240
----------------------------------------------------------------------
Ryland Group, Inc. (The)                           3,100       275,590
======================================================================
                                                               996,330
======================================================================

INTERNET RETAIL-1.30%

Netflix Inc.(a)                                    5,900       338,070
----------------------------------------------------------------------
Priceline.com Inc.(a)                              7,600       213,256
======================================================================
                                                               551,326
======================================================================

INTERNET SOFTWARE & SERVICES-3.93%

Ask Jeeves, Inc.(a)                               15,100       289,316
----------------------------------------------------------------------
Digital Insight Corp.(a)                           2,400        50,352
----------------------------------------------------------------------
Digital River, Inc.(a)                            13,800       378,120
----------------------------------------------------------------------
RADWARE Ltd. (Israel)(a)                          13,600       314,840
----------------------------------------------------------------------
SupportSoft, Inc.(a)                              21,000       251,790
----------------------------------------------------------------------
United Online, Inc.(a)                            13,300       382,907
======================================================================
                                                             1,667,325
======================================================================

INVESTMENT BANKING & BROKERAGE-2.36%

Ameritrade Holding Corp.(a)                       28,700       391,468
----------------------------------------------------------------------
E*TRADE Financial Corp.(a)                        21,400       220,420
----------------------------------------------------------------------
Knight Trading Group, Inc.(a)                     28,200       390,288
======================================================================
                                                             1,002,176
======================================================================

IT CONSULTING & OTHER SERVICES-0.80%

Cognizant Technology Solutions Corp.(a)            7,500       340,425
======================================================================

LEISURE PRODUCTS-0.95%

Marvel Enterprises, Inc.(a)                       13,700       403,465
======================================================================

LIFE & HEALTH INSURANCE-0.90%

American Medical Security Group, Inc.(a)          16,700       381,094
======================================================================

MANAGED HEALTH CARE-2.89%

Coventry Health Care, Inc.(a)                      6,300       344,925
----------------------------------------------------------------------
Humana Inc.(a)                                    16,100       326,669
----------------------------------------------------------------------
Mid Atlantic Medical Services, Inc.(a)             5,600       327,040
----------------------------------------------------------------------
Sierra Health Services, Inc.(a)                    9,800       228,242
======================================================================
                                                             1,226,876
======================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.99%

Nuevo Energy Co.(a)                               21,300       419,184
======================================================================

PACKAGED FOODS & MEATS-1.08%

Stake Technology Ltd. (Canada)(a)                 48,000       460,320
======================================================================

PHARMACEUTICALS-3.42%

Bradley Pharmaceuticals, Inc.(a)                  12,900       346,623
----------------------------------------------------------------------
Kos Pharmaceuticals, Inc.(a)                      10,400       412,984
----------------------------------------------------------------------
Pharmaceutical Resources, Inc.(a)                  3,700       267,436
----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
PHARMACEUTICALS-(CONTINUED)

Taro Pharmaceutical Industries Ltd.
  (Israel)(a)                                      4,400   $   282,700
----------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                         2,500       142,225
======================================================================
                                                             1,451,968
======================================================================

REINSURANCE-0.64%

Everest Re Group, Ltd. (Bermuda)                   3,300       273,735
======================================================================

RESTAURANTS-0.42%

Starbucks Corp.(a)                                 5,700       180,120
======================================================================

SEMICONDUCTOR EQUIPMENT-1.69%

Amkor Technology, Inc.(a)                         17,300       326,105
----------------------------------------------------------------------
Ultratech, Inc.(a)                                12,500       390,125
======================================================================
                                                               716,230
======================================================================

SEMICONDUCTORS-7.50%

ATI Technologies Inc. (Canada)(a)                 17,000       243,270
----------------------------------------------------------------------
Conexant Systems, Inc.(a)                         26,300       153,329
----------------------------------------------------------------------
Cypress Semiconductor Corp.(a)                    14,000       300,440
----------------------------------------------------------------------
Intel Corp.                                       12,000       396,600
----------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)         6,700       293,929
----------------------------------------------------------------------
National Semiconductor Corp.(a)                   11,100       450,993
----------------------------------------------------------------------
OmniVision Technologies, Inc.(a)                   5,800       329,440
----------------------------------------------------------------------
PMC-Sierra, Inc.(a)                               18,900       343,413
----------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)(a)                            40,300       445,718
----------------------------------------------------------------------
Vitesse Semiconductor Corp.(a)                    32,000       225,280
======================================================================
                                                             3,182,412
======================================================================

SPECIALTY STORES-3.61%

Advance Auto Parts, Inc.(a)                        3,500       273,770
----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
SPECIALTY STORES-(CONTINUED)

Guitar Center, Inc.(a)                             4,800   $   156,240
----------------------------------------------------------------------
PETCO Animal Supplies, Inc.(a)                     7,900       262,122
----------------------------------------------------------------------
PETsMART, Inc.                                    11,000       281,710
----------------------------------------------------------------------
Sharper Image Corp.(a)                            10,100       290,880
----------------------------------------------------------------------
Staples, Inc.(a)                                  10,000       268,200
======================================================================
                                                             1,532,922
======================================================================

SYSTEMS SOFTWARE-1.87%

Symantec Corp.(a)                                  6,300       419,895
----------------------------------------------------------------------
VERITAS Software Corp.(a)                         10,300       372,345
======================================================================
                                                               792,240
======================================================================

THRIFTS & MORTGAGE FINANCE-1.32%

Doral Financial Corp. (Puerto Rico)                3,900       196,950
----------------------------------------------------------------------
New York Community Bancorp, Inc.                  10,100       365,620
======================================================================
                                                               562,570
======================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.45%

Western Wireless Corp.-Class A(a)                  9,800       190,120
======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $36,194,134)                          41,023,012
======================================================================

MONEY MARKET FUNDS-7.88%

STIC Liquid Assets Portfolio(b)                1,671,878     1,671,878
----------------------------------------------------------------------
STIC Prime Portfolio(b)                        1,671,878     1,671,878
======================================================================
    Total Money Market Funds (Cost
      $3,343,756)                                            3,343,756
======================================================================
TOTAL INVESTMENTS-104.56% (Cost $39,537,890)                44,366,768
======================================================================
OTHER ASSETS LESS LIABILITIES-(4.56%)                       (1,933,614)
======================================================================
NET ASSETS-100.00%                                         $42,433,154
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

ASSETS:

Investments, at market value (cost
  $36,194,134)                                  $41,023,012
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $3,343,756)                               3,343,756
-----------------------------------------------------------
Receivables for:
  Investments sold                                  525,225
-----------------------------------------------------------
  Fund shares sold                                  841,259
-----------------------------------------------------------
  Dividends                                           3,695
-----------------------------------------------------------
Investment for deferred compensation plan             2,612
-----------------------------------------------------------
Other assets                                         32,373
===========================================================
    Total assets                                 45,771,932
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           3,258,478
-----------------------------------------------------------
  Fund shares reacquired                             12,749
-----------------------------------------------------------
  Deferred compensation plan                          2,612
-----------------------------------------------------------
Accrued distribution fees                            15,719
-----------------------------------------------------------
Accrued trustees' fees                                  563
-----------------------------------------------------------
Accrued transfer agent fees                           3,679
-----------------------------------------------------------
Accrued operating expenses                           44,978
===========================================================
    Total liabilities                             3,338,778
===========================================================
Net assets applicable to shares outstanding     $42,433,154
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $37,731,933
-----------------------------------------------------------
Undistributed net investment income (loss)           (2,859)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and futures contracts      (124,798)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                      4,828,878
===========================================================
                                                $42,433,154
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $32,398,306
___________________________________________________________
===========================================================
Class B                                         $ 6,514,860
___________________________________________________________
===========================================================
Class C                                         $ 3,519,988
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                           2,384,810
___________________________________________________________
===========================================================
Class B                                             483,135
___________________________________________________________
===========================================================
Class C                                             260,772
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     13.59
-----------------------------------------------------------
  Offering price per share:
  Net asset value of $13.59 divided by 94.50%)  $     14.38
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     13.48
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     13.50
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $139)            $   16,416
------------------------------------------------------------------------
Dividends from affiliated money market funds                       6,882
------------------------------------------------------------------------
Interest                                                           6,071
========================================================================
    Total investment income                                       29,369
========================================================================

EXPENSES:

Advisory fees                                                     95,890
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                    17,589
------------------------------------------------------------------------
Distribution fees:
  Class A                                                         30,946
------------------------------------------------------------------------
  Class B                                                         14,276
------------------------------------------------------------------------
  Class C                                                         10,119
------------------------------------------------------------------------
Transfer agent fees                                               24,754
------------------------------------------------------------------------
Trustees' fees                                                     9,136
------------------------------------------------------------------------
Registration and filing fees                                      59,424
------------------------------------------------------------------------
Printing and postage fees                                         20,412
------------------------------------------------------------------------
Professional fees                                                 44,135
------------------------------------------------------------------------
Other                                                              4,318
========================================================================
    Total expenses                                               380,999
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                  (162,101)
========================================================================
    Net expenses                                                 218,898
========================================================================
Net investment income (loss)                                    (189,529)
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                          130,084
------------------------------------------------------------------------
  Futures contracts                                              (76,395)
========================================================================
                                                                  53,689
========================================================================
Change in net unrealized appreciation of investment
  securities                                                   4,828,878
------------------------------------------------------------------------
Net gain from investment securities and future contracts       4,882,567
========================================================================
Net increase in net assets resulting from operations          $4,693,038
________________________________________________________________________
========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the year ended October 31, 2003

                                                                   2003
---------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                  $  (189,529)
---------------------------------------------------------------------------
  Net realized gain from investment securities and futures
    contracts                                                        53,689
---------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                    4,828,878
===========================================================================
    Net increase in net assets resulting from operations          4,693,038
===========================================================================
Share transactions-net:
  Class A                                                        28,645,977
---------------------------------------------------------------------------
  Class B                                                         5,959,059
---------------------------------------------------------------------------
  Class C                                                         3,135,080
===========================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          37,740,116
===========================================================================
    Net increase in net assets                                   42,433,154
===========================================================================

NET ASSETS:

  Beginning of year                                             $        --
===========================================================================
  End of year (including undistributed net investment income
    (loss) of ($2,859))                                         $42,433,154
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Libra Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Market trends, movement in exchange traded funds and ADRs, and the bid/ask quotes of brokers and information providers may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A shares to 1.80%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended October 31, 2003, AIM waived fees of $95,890 and reimbursed expenses of $65,780.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2003, AIM was paid $50,000 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2003, AISI retained $16,450 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the AIM Distributors may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2003, the Class A, Class B and Class C shares paid $30,946, $14,276 and $10,119, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2003, AIM Distributors retained $23,736 in front-end sales commissions from the sale of Class A shares and $350, $0, and $18 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the year ended October 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $104 and reductions in custodian fees of $327 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $431.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

    During the year ended October 31, 2003, the Fund paid legal fees of $1,396 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving line of credit facility.

    Additionally the Fund is permitted to carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2003 and 2002.

Tax Components of Net Assets:

As of October 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                   $    37,084
-----------------------------------------------------------
Unrealized appreciation -- investments            4,666,996
-----------------------------------------------------------
Temporary book/tax differences                       (2,859)
-----------------------------------------------------------
Shares of beneficial interest                    37,731,933
===========================================================
Total net assets                                $42,433,154
___________________________________________________________
===========================================================


    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation.


NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2003 was $72,361,931 and $36,297,881, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of investment
  securities                                     $4,966,715
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (299,719)
===========================================================
Net unrealized appreciation of investment
  securities                                     $4,666,996
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $39,699,772.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of nondeductible stock issuance costs and net operating losses, on October 31, 2003, undistributed net investment income was increased by $186,670, undistributed net realized gains decreased by $178,487 and shares of beneficial interest decreased by $8,183. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. The Fund commenced operations November 1, 2002.

                                                                    YEAR ENDED
                                                                    OCTOBER 31,
                                                              ------------------------
                            CHANGES IN SHARES OUTSTANDING               2003
--------------------------------------------------------------------------------------
                                                               SHARES        AMOUNT
--------------------------------------------------------------------------------------
Sold:
  Class A                                                     2,569,911    $30,729,918
--------------------------------------------------------------------------------------
  Class B                                                       541,811      6,655,534
--------------------------------------------------------------------------------------
  Class C                                                       302,832      3,644,450
======================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         4,523         57,488
--------------------------------------------------------------------------------------
  Class B                                                        (4,552)       (57,488)
======================================================================================
Reacquired:
  Class A                                                      (189,624)    (2,141,429)
--------------------------------------------------------------------------------------
  Class B                                                       (54,124)      (638,987)
--------------------------------------------------------------------------------------
  Class C                                                       (42,060)      (509,370)
======================================================================================
                                                              3,128,717    $37,740,116
______________________________________________________________________________________
======================================================================================


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding during the year ended October 31, 2003.


                                                                  CLASS A
                                                                -----------
                                                                YEAR ENDED
                                                                OCTOBER 31,
                                                                   2003
---------------------------------------------------------------------------
Net asset value, beginning of period                              $ 10.00
---------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.18)(a)
---------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             3.77
===========================================================================
    Total from investment operations                                 3.59
===========================================================================
Net asset value, end of period                                    $ 13.59
___________________________________________________________________________
===========================================================================
Total return(b)                                                     35.90%
___________________________________________________________________________
===========================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $32,398
___________________________________________________________________________
===========================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   1.80%(c)
---------------------------------------------------------------------------
  Without fee waivers                                                3.24%(c)
===========================================================================
Ratio of net investment income (loss) to average net assets         (1.54)%(c)
___________________________________________________________________________
===========================================================================
Portfolio turnover rate                                               325%
___________________________________________________________________________
===========================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $8,841,751.


                                                                  CLASS B
                                                                -----------
                                                                YEAR ENDED
                                                                OCTOBER 31,
                                                                   2003
---------------------------------------------------------------------------
Net asset value, beginning of period                              $10.00
---------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.26)(a)
---------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            3.74
===========================================================================
    Total from investment operations                                3.48
===========================================================================
Net asset value, end of period                                    $13.48
___________________________________________________________________________
===========================================================================
Total return(b)                                                    34.80%
___________________________________________________________________________
===========================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $6,515
___________________________________________________________________________
===========================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  2.45%(c)
---------------------------------------------------------------------------
  Without fee waivers                                               3.89%(c)
===========================================================================
Ratio of net investment income (loss) to average net assets        (2.19)%(c)
___________________________________________________________________________
===========================================================================
Portfolio turnover rate                                              325%
___________________________________________________________________________
===========================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $1,427,570.


                                                                  CLASS C
                                                                -----------
                                                                YEAR ENDED
                                                                OCTOBER 31,
                                                                   2003
---------------------------------------------------------------------------
Net asset value, beginning of period                              $10.00
---------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.26)(a)
---------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            3.76
===========================================================================
    Total from investment operations                                3.50
===========================================================================
Net asset value, end of period                                    $13.50
___________________________________________________________________________
===========================================================================
Total return(b)                                                    35.00%
___________________________________________________________________________
===========================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $3,520
___________________________________________________________________________
===========================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  2.45%(c)
---------------------------------------------------------------------------
  Without fee waivers                                               3.89%(c)
===========================================================================
Ratio of net investment income (loss) to average net assets        (2.19)%(c)
___________________________________________________________________________
===========================================================================
Portfolio turnover rate                                              325%
___________________________________________________________________________
===========================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $1,011,869.

NOTE 11--SUBSEQUENT EVENTS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group, Inc., the parent company of AIM, and he also holds the position of Senior Vice President with AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the funds in the AIM Family of Funds(R), which includes the INVESCO Funds (the "Funds") has been named as a defendant in any of these proceedings.

  The SEC proceeding alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG proceeding is also based on the circumstances described above. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

  The Colorado proceeding is also based on the circumstances described above. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  AIM has received inquiries from the SEC, the NASD, Inc., the NYAG and the Secretary of the Commonwealth of Massachusetts with respect to market timing, late trading, fair value pricing and other similar issues and AIM has been providing full cooperation with respect to these inquiries.

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against certain Funds, INVESCO, AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, but also regarding the funds' fair valuation pricing methodology. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Funds, INVESCO, AIM, AMVESCAP and related parties in the future.

  As a result of these developments, investors in the Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of these matters described above may have on the Fund or AIM's financial condition.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of AIM Libra Fund


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Libra Fund (one of the funds constituting AIM Investment Funds; hereafter referred to as the "Fund") at October 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2003 by correspondence with the custodian, provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

December 16, 2003
Houston, Texas

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM Investment Funds, a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

The results of the voting on the above matters were as follows:

                                                                                         WITHHOLDING
       DIRECTORS/MATTER                                                  VOTES FOR        AUTHORITY
----------------------------------------------------------------------------------------------------
(1)*   Bob R. Baker................................................      87,984,873      2,902,602
       Frank S. Bayley.............................................      87,982,085      2,905,390
       James T. Bunch..............................................      88,001,445      2,886,030
       Bruce L. Crockett...........................................      88,021,609      2,865,866
       Albert R. Dowden............................................      88,014,018      2,873,457
       Edward K. Dunn, Jr..........................................      87,988,643      2,898,832
       Jack M. Fields..............................................      88,028,221      2,859,254
       Carl Frischling.............................................      87,950,710      2,936,765
       Robert H. Graham............................................      87,995,193      2,892,282
       Gerald J. Lewis.............................................      87,934,743      2,952,732
       Prema Mathai-Davis..........................................      87,970,063      2,917,412
       Lewis F. Pennock............................................      87,993,641      2,893,834
       Ruth H. Quigley.............................................      87,951,691      2,935,784
       Louis S. Sklar..............................................      88,014,716      2,872,759
       Larry Soll, Ph.D............................................      87,991,750      2,895,725
       Mark H. Williamson..........................................      88,016,988      2,870,487

* Proposal required approval by a combined vote of all the portfolios of AIM Investment Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of AIM Investment Funds (the "Trust") is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 132 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                         OTHER DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                             HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
------------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946   1988          Director and Chairman, A I M Management Group Inc.             None
  Trustee, Chairman and                       (financial services holding company); and Director and Vice
  President                                   Chairman, AMVESCAP PLC and Chairman of AMVESCAP PLC -- AIM
                                              Division (parent of AIM and a global investment management firm)
                                              Formerly: President and Chief Executive Officer, A I M
                                              Management Group Inc.; Director, Chairman and President,
                                              A I M Advisors, Inc. (registered investment advisor); and
                                              Director and Chairman, A I M Capital Management, Inc.
                                              (registered investment advisor), A I M Distributors, Inc.
                                              (registered broker dealer), AIM Investment Services, Inc.,
                                              (registered transfer agent), and Fund Management Company
                                              (registered broker dealer); and Chief Executive Officer,
                                              AMVESCAP PLC -- Managed Products
------------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 195  2003          Director, President and Chief Executive Officer, A I M         Director and Chairman,
  Trustee and Executive Vice                  Management Group Inc. (financial services holding company);    INVESCO Bond Funds,
  President                                   Director, Chairman and President, A I M Advisors, Inc.         Inc., INVESCO
                                              (registered investment advisor); Director, A I M Capital       Combination Stock &
                                              Management, Inc. (registered investment advisor) and A I M     Bond Funds, Inc.,
                                              Distributors, Inc. (registered broker dealer); Director and    INVESCO Counselor
                                              Chairman, AIM Investment Services, Inc. (registered transfer   Series Funds, Inc.,
                                              agent); and Fund Management Company (registered broker         INVESCO International
                                              dealer); and Chief Executive Officer, AMVESCAP PLC -- AIM      Funds, Inc., INVESCO
                                              Division (parent of AIM and a global investment management     Manager Series Funds,
                                              firm)                                                          Inc., INVESCO Money
                                              Formerly: Director, Chairman, President and Chief Executive    Market Funds, Inc.,
                                              Officer, INVESCO Funds Group, Inc. and INVESCO Distributors,   INVESCO Sector Funds,
                                              Inc.; Chief Executive Officer, AMVESCAP PLC -- Managed         Inc., INVESCO Stock
                                              Products; Chairman and Chief Executive Officer of              Funds, Inc., INVESCO
                                              NationsBanc Advisors, Inc.; and Chairman of NationsBanc        Treasurer's Series
                                              Investments, Inc.                                              Funds, Inc. and
                                                                                                             INVESCO Variable
                                                                                                             Investment Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker(3) -- 1936       2003          Consultant                                                     None
  Trustee
                                              Formerly: President and Chief Executive Officer, AMC Cancer
                                              Research Center; and Chairman and Chief Executive Officer,
                                              First Columbia Financial Corporation
------------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939       1987          Of Counsel, law firm of Baker & McKenzie                       Badgley Funds, Inc.
  Trustee                                                                                                    (registered investment
                                                                                                             company)
------------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch(3) -- 1942     2003          Co-President and Founder, Green, Manning & Bunch Ltd.,         None
  Trustee                                     (investment banking firm); and Director, Policy Studies,
                                              Inc. and Van Gilder Insurance Corporation
                                              Formerly: General Counsel and Director, Boettcher & Co.; and
                                              Chairman and Managing Partner, law firm of Davis, Graham &
                                              Stubbs
------------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944     2001          Chairman, Crockett Technology Associates (technology           ACE Limited (insurance
  Trustee                                     consulting company)                                            company); and
                                                                                                             Captaris, Inc.
                                                                                                             (unified messaging
                                                                                                             provider)
------------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941      2001          Director of a number of public and private business            Cortland Trust, Inc.
  Trustee                                     corporations, including the Boss Group Ltd. (private           (Chairman) (registered
                                              investment and management) and Magellan Insurance Company      investment company);
                                              Formerly: Director, President and Chief Executive Officer,     Annuity and Life Re
                                              Volvo Group North America, Inc.; Senior Vice President, AB     (Holdings), Ltd.
                                              Volvo; and director of various affiliated Volvo Group          (insurance company)
                                              companies
------------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935   2001          Formerly: Chairman, Mercantile Mortgage Corp.; President and   None
  Trustee                                     Chief Operating Officer, Mercantile-Safe Deposit & Trust
                                              Co.; and President, Mercantile Bankshares Corp.
------------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952        2001          Chief Executive Officer, Twenty First Century Group, Inc.      Administaff
  Trustee                                     (government affairs company) and Texana Timber LP
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

(3) Elected trustee of the Trust on October 21, 2003.

As of January 1, 2003

The address of each trustee and officer of AIM Investment Funds (the "Trust") is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 132 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND          TRUSTEE AND/      PRINCIPAL OCCUPATION(S)                                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST  OR OFFICER SINCE  DURING PAST 5 YEARS                                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937        2001              Partner, law firm of Kramer Levin Naftalis and Frankel     Cortland Trust, Inc.
  Trustee                                          LLP                                                        (registered investment
                                                                                                              company)
------------------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis(3) -- 1933     2003              Chairman, Lawsuit Resolution Services (San Diego,          General Chemical
  Trustee                                          California)                                                Group, Inc.,
                                                   Formerly: Associate Justice of the California Court of     Wheelabrator
                                                   Appeals                                                    Technologies, Inc.
                                                                                                              (waste management
                                                                                                              company), Fisher
                                                                                                              Scientific, Inc.,
                                                                                                              Henley Manufacturing,
                                                                                                              Inc. (laboratory
                                                                                                              supplies), and
                                                                                                              California Coastal
                                                                                                              Properties, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950     2001              Formerly: Chief Executive Officer, YWCA of the USA         None
  Trustee
------------------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942       2001              Partner, law firm of Pennock & Cooper                      None
  Trustee
------------------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935        1987              Retired                                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939         2001              Executive Vice President, Development and Operations       None
  Trustee                                          Hines Interests Limited Partnership (real estate
                                                   development company)
------------------------------------------------------------------------------------------------------------------------------------
  Larry Soll, Ph.D.(3) -- 1942   2003              Retired                                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956     2003              Director, Senior Vice President, Secretary and General     N/A
  Senior Vice President                            Counsel, A I M Management Group Inc. (financial services
                                                   holding company) and A I M Advisors, Inc.; Vice President,
                                                   A I M Capital Management, Inc., A I M Distributors, Inc.
                                                   and AIM Investment Services, Inc.; and Director, Vice
                                                   President and General Counsel, Fund Management Company
                                                   Formerly: Senior Vice President and General Counsel,
                                                   Liberty Financial Companies, Inc.; and Senior Vice
                                                   President and General Counsel, Liberty Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947        1998              Director, Chairman and Director of Investments, A I M     N/A
  Senior Vice President                            Capital Management, Inc.; Director and Executive Vice
                                                   President, A I M Management Group Inc.; Director and
                                                   Senior Vice President, A I M Advisors, Inc.; and
                                                   Director, A I M Distributors, Inc. and AMVESCAP PLC
                                                   Formerly: Chief Executive Officer and President, A I M
                                                   Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955         2002              Managing Director and Chief Research Officer -- Fixed     N/A
  Vice President                                   Income, A I M Capital Management, Inc.; and Vice
                                                   President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943        1998              Vice President and Chief Compliance Officer, A I M        N/A
  Vice President                                   Advisors, Inc. and A I M Capital Management, Inc.; and
                                                   Vice President, AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940     2002              Vice President, A I M Advisors, Inc., and President,      N/A
  Vice President                                   Chief Executive Officer and Chief Investment Officer,
                                                   A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959         1998              Vice President and Fund Treasurer, A I M Advisors, Inc.   N/A
  Vice President and Treasurer
------------------------------------------------------------------------------------------------------------------------------------

(3) Elected trustee of the Trust on October 21, 2003.
(4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.
(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            A I M Distributors, Inc.        PricewaterhouseCoopers LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1201 Louisiana, Suite 2900
Houston, TX 77046               Suite 100                       Suite 100                       Houston, TX 77002
                                Houston, TX 77046               Houston, TX 77046-1173

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   State Street Bank and
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   Trust Company
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          225 Franklin Street
Philadelphia, PA 19103          New York, NY 10022-3852                                         Boston, MA 02110

        DOMESTIC EQUITY                         INTERNATIONAL/GLOBAL EQUITY                FIXED INCOME

AIM Aggressive Growth Fund             AIM Asia Pacific Growth Fund                 TAXABLE
AIM Balanced Fund*                     AIM Developing Markets Fund
AIM Basic Balanced Fund*               AIM European Growth Fund                     AIM Floating Rate Fund
AIM Basic Value Fund                   AIM European Small Company Fund              AIM High Yield Fund
AIM Blue Chip Fund                     AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Capital Development Fund           AIM Global Growth Fund                       AIM Intermediate Government Fund
AIM Charter Fund                       AIM Global Trends Fund                       AIM Limited Maturity Treasury Fund
AIM Constellation Fund                 AIM Global Value Fund(4)                     AIM Money Market Fund
AIM Dent Demographic Trends Fund       AIM International Emerging Growth Fund       AIM Short Term Bond Fund
AIM Diversified Dividend Fund(1)       AIM International Growth Fund                AIM Total Return Bond Fund
AIM Emerging Growth Fund               AIM Trimark Fund                             INVESCO U.S. Government Money Fund
AIM Large Cap Basic Value Fund         INVESCO International Core Equity Fund(5)
AIM Large Cap Growth Fund                                                           TAX-FREE
AIM Libra Fund                                       SECTOR EQUITY
AIM Mid Cap Basic Value Fund                                                        AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund           AIM Global Health Care Fund                  AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                AIM Real Estate Fund                         AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund               INVESCO Advantage Health Sciences Fund       AIM Tax-Free Intermediate Fund
AIM Opportunities II Fund              INVESCO Energy Fund INVESCO
AIM Opportunities III Fund             Financial Services Fund
AIM Premier Equity Fund                INVESCO Gold & Precious Metals Fund
AIM Select Equity Fund                 INVESCO Health Sciences Fund
AIM Small Cap Equity Fund(2)           INVESCO Leisure Fund
AIM Small Cap Growth Fund(3)           INVESCO Multi-Sector Fund
AIM Trimark Endeavor Fund              INVESCO Technology Fund
AM Trimark Small Companies Fund        INVESCO Utilities Fund
AIM Weingarten Fund
INVESCO Core Equity Fund
INVESCO Dynamics Fund
INVESCO Mid-Cap Growth Fund
INVESCO Small Company Growth Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*

* Domestic equity and income fund

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5) Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after January 20, 2004, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $142 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $345 billion in assets under management. Data as of September 30, 2003.


                                              AIMinvestments.com        LIB-AR-1

                                               YOUR GOALS. OUR SOLUTIONS.--Servicemark--
----------------------------------------------------------------------------------------
Mutual  Retirement   Annuities  College   Separately  Offshore   Alternative  Cash              [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products                Savings   Managed     Products   Investments  Management                    --Servicemark--
                                Plans     Accounts

ITEM 2.  CODE OF ETHICS.

As of the end of the period covered by this report, Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive office ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Prema Mathai-Davis. Ms. Mathai-Davis is "independent" within the meaning of that term used in Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) As of December 18, 2003, an evaluation was performed under the supervision and with the participation of the officers of AIM Investment Funds (the "Company"), including the Principal Executive Officer (PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Company's disclosure controls and procedures, as that term in defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Company's officers, including the PEO and PFO, concluded that, as of December 18, 2003, the Company's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Company on Form N-CSR is recorded, processed, summarized and reported with in the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Company is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Company's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Company's last fiscal half-year (the Company's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Company's internal control over financial reporting.

ITEM 10. EXHIBITS. CODE OF ETHICS.

(a)(1)   Code of Ethics.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Act.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant:  AIM Investment Funds
            -------------------------

By:      /s/ ROBERT H. GRAHAM
         ----------------------------
         Robert H. Graham
         Principal Executive Officer


Date:    December 18, 2003
         ----------------------------




By:      /s/ DANA R. SUTTON
         ----------------------------
         Dana R. Sutton
         Principal Financial Officer


Date:    December 18, 2003
         ----------------------------

                                  EXHIBIT INDEX


10(a)(1) Code of Ethics

10(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002.